UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

EQ PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 – December 31, 2020

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Premier VIP Trust

Annual Report

December 31, 2020

EQ Premier VIP Trust

Annual Report

December 31, 2020

2020 Market Overview

The global markets in 2020 were shocked by the COVID-19 pandemic and geopolitical uncertainty.

The year started with a positive tone for risk assets, but the COVID-19 virus quickly spread across the globe and sparked a massive risk-off move. Economic activity ground to a standstill and joblessness surged. In late March, the U.S. saw a record number of initial claims as 3.3 million people filed for unemployment benefits. The U.S. Federal Reserve provided significant support by reducing interest rates in March. Falling Treasury yields across the curve — along with lower government bond yields globally — supported a quick turnaround in investor sentiment.

As the year wore on, generally positive market sentiment drove market advances in July and August despite a resurgence in global COVID-19 cases. However, September marked a reversal as market participants grappled with renewed concerns over the pandemic and persistent political impasses regarding additional fiscal stimulus. After November, developments supported a risk-on tone. In Europe, the European Central Bank and the Bank of England announced record quantitative easing and monetary stimulus programs. Furthermore, Europe and the U.K. finally reached a trade deal in the fourth quarter, after a turbulent year of trade negotiations that led to a seesaw in risk sentiment. Finally, the markets reacted positively to the U.S. election results, with Joe Biden’s victory perceived as an indicator of more stable internal and external government policies.

Fixed-income Markets

In the bond market, initial fears of the coronavirus outbreak and its economic toll drove unprecedented levels of volatility. However monetary accommodation eased fears, as the Fed cut the policy rate to 0% and pledged to buy as much government-backed debt as needed to bolster the markets for housing and Treasury bonds. Furthermore, it announced it would buy corporate bonds, including the riskiest investment-grade debt, for the first time in its history. In the fourth quarter, a U.S. vaccine rollout and the passage of a second stimulus package combined with Fed actions to drive generally positive returns for bonds, and less of a difference between higher- and lower-quality yields than had been seen earlier.

U.S. Equity Markets

In the equity markets, the first quarter saw the CBOE Volatility Index, which measures near-term stock market volatility, surge to its highest level since the financial crisis. The S&P 500 Index experienced its quickest bear market contraction on record. By the second quarter, the U.S. delivered coordinated fiscal and monetary support enough to offset the estimated initial shock from the pandemic and spillovers to the full economy. This appeared to support U.S. stock market outperformance compared to other faltering regions, with a sharper recovery from the troughs of late March. Towards the end of the second quarter, government measures to contain the virus were gradually lifted in many states, boosting activity and employment.

In the third quarter, U.S. stocks continued their recovery over July and August and kept on recording all-time highs until early September, when valuation concerns spooked market volatility and led to a market sell-off. COVID-19 continued to dominate the markets in the third quarter but the easing of restrictions, coupled with a temporary drop in the number of new cases in the U.S. supported a market recovery in the face of spikes in volatility. At the end of the year, the threat of sharply rising COVID-19 cases in the U.S. was offset by positive vaccine news and an announcement of a stimulus package in late December, which supported the market’s positive performance.

International markets

Developed markets, as represented by the MSCI EAFE Index, rallied in 2020, from a U.S. dollar perspective.

For the first quarter, Japan outperformed other Asian nations, while Singapore and Australia suffered from record drawdowns on coronavirus fears. In continental Europe, the economy was viewed as particularly vulnerable to global supply chain disruptions, posing downside risks to growth. Macro data across the European region showed a significant negative impact from disruptions, as export orders sharply declined and the Eurozone March manufacturing levels hit the lowest point since July 2012.

In the second quarter, developed markets advanced sharply amid fiscal and monetary stimulus, combined with the reopening of economies. In continental Europe, Germany outperformed with stronger government support while Italy, Switzerland and Spain lagged. U.K. equities started the year strong, but underperformed the region as the crisis deepened. Australia led strong gains in the Asia/Pacific region. In the third quarter, developed international markets continued their recovery but at a slower pace. As in the U.S. the easing of restrictions and supportive fiscal and monetary policies helped the recovery despite a drop toward the end of the quarter as concerns about a third wave in the developed countries started to arise. The low inflation rate, euro appreciation, and slower recovery signs shown in economic data started to surface toward the second half of the quarter.

Developed markets closed out the year with a rally. Despite the rising numbers of COVID-19 cases in Europe and reports of the newly discovered strain of the virus in the U.K., international equities posted strong performance. Additionally, the Biden victory gave market participants hope for increased trade prospects between the U.S. and its counterparties. As in the U.S., vaccination news also boosted performance in all developed international markets.

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the EQ Premier VIP Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the EQ Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the EQ Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses. Each of the EQ Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in Class A, Class B and/or Class K shares of each Portfolio of the EQ Premier VIP Trust, as applicable. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 2010, through December 31, 2020. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class B shares. Effective January 1, 2012, 12b-1 fees are applicable to Class A shares. 12b-1 fees are not applicable to Class K shares. The values have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. An investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Bloomberg Barclays U.S. Aggregate Bond Index

An index which covers the U.S. dollar denominated investment- grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass throughs, asset-backed securities and commercial mortgage-backed securities.

Bloomberg Barclays U.S. Intermediate Government Bond Index (“BIG”)

An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of one to ten years.

Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index (“BIG/C”)

An unmanaged, market value weighted index which includes Treasuries, government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates with maturities of one to ten years.

ICE BofA 3-Month U.S. Treasury Bill Index (“ICE BofA 3 mo T-Bill”)

An index which measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

Morgan Stanley Capital International (MSCI) EAFE® Index (“MSCI EAFE® Index”)

A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Russell 2000® Index (“Russell 2000”)

An unmanaged index which measures the performance of approximately 2000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is market- capitalization weighted.

Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”)

A weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index” or “S&P 400® Index”)

A weighted index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The index captures approximately 7% of the U.S. equities market. The index returns reflect the reinvestment of dividends.

NOTES ON PERFORMANCE (Unaudited)

Standard & Poor’s Target Date® Indices

The S&P Target Date® Index Series comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through a survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

The below hypothetical composite benchmarks were created by Equitable Investment Management Group, LLC, the Trust’s investment manager, to show how the performance of certain Portfolios compares with the return of an index or indices. There is no guarantee that any Portfolio will outperform these or any benchmarks. Portions of a hypothetical composite index against which a Portfolio’s performance is measured were created by Equitable Investment Management Group, LLC to show how a Portfolio’s performance compares with the returns of an index.

The EQ/Aggressive Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 8%, the MSCI EAFE® Index at a weighting of 25%, the S&P MidCap 400® Index at a weighting of 14%, the S&P 500® Index at a weighting of 39%, the Russell 2000® Index at a weighting of 12%, and the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 2%.

The EQ/Conservative Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 66%, the MSCI EAFE® Index at a weighting of 5%, the S&P MidCap 400® Index at a weighting of 4%, the S&P 500® Index at a weighting of 10%, the Russell 2000® Index at a weighting of 1%, and the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 14%.

The EQ/Conservative-Plus Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 50%, the MSCI EAFE® Index at a weighting of 10%, the S&P MidCap 400® Index at a weighting of 8%, the S&P 500® Index at a weighting of 18%, the Russell 2000® Index at a weighting of 4%, and the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 10%.

The EQ/Moderate Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 42%, the MSCI EAFE® Index at a weighting of 15%, the S&P MidCap 400® Index at a weighting of 9%, the S&P 500® Index at a weighting of 20%, the Russell 2000® Index at a weighting of 6%, and the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 8%.

The EQ/Moderate-Plus Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg Barclays U.S. Intermediate Government Bond Index at a weighting of 25%, the MSCI EAFE® Index at a weighting of 20%, the S&P MidCap 400® Index at a weighting of 12%, the S&P 500® Index at a weighting of 28%, the Russell 2000® Index at a weighting of 10%, and the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 5%.

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/20

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	7.24%	4.49%	3.58%
Portfolio – Class B Shares	7.35	4.51	3.56
Portfolio – Class K Shares*	7.63	4.78	3.88
EQ/Conservative Allocation Index	7.48	4.78	4.09
S&P 500® Index	18.40	15.22	13.88
Bloomberg Barclays U.S. Intermediate Government Bond Index	5.73	2.89	2.46

* Date of inception 8/29/12. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 7.35% for the year ended December 31, 2020. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 7.48%, 18.40% and 5.73%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite a globally disruptive health crisis and economic turmoil, the Portfolio’s holdings produced positive gains for the year.

The Portfolio’s return is driven by its relative allocation to the following asset classes: 15% in U.S. equities in various capitalization ranges, 5% in international stocks and 80% in investment-grade and high-yield bonds.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in U.S. equities, especially large-cap companies with outsized earnings growth. The U.S. equity market shrugged off a global coronavirus pandemic, COVID-19, that severely reduced economic activity for a significant portion of the reporting period. Initially, sectors such as large-cap technology thrived because COVID-19 accelerated their businesses. Later in the year, resolution of the U.S. presidential election, as well as positive vaccine news, continued a rally in cyclical and more value-oriented names, solidifying a broadening of the market.

U.S. small- and mid-sized holdings also contributed attractive returns. These companies rallied significantly, but lagged behind the handful of mega-cap tech companies that dominated the market for most of the year.

In the international stock markets, the Portfolio’s equity holdings enjoyed positive gains for the year, with developed markets lagging emerging markets. Around the world, the pandemic triggered monetary easing measures and unusually robust fiscal stimulus initiatives. Due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation, even emerging market countries were able to support their staggering economies.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns. After the initial crisis and flight to quality, the massive amounts of aid provided by both the U.S. Federal Reserve and the U.S. Congress resulted in notable stabilization in the second quarter and throughout the rest of 2020. Corporate bonds rallied for the year, bouncing back from their March lows swiftly but producing lower gains in the closing months of the year, as the stock market rally broadened out.

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2020
Fixed Income	78.7%
Equity	21.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2020
EQ/Intermediate Government Bond Portfolio	26.5%
EQ/Core Bond Index Portfolio	21.5
EQ/PIMCO Ultra Short Bond Portfolio	11.7
ATM Large Cap Managed Volatility Portfolio	6.9
Multimanager Core Bond Portfolio	6.5
1290 VT DoubleLine Opportunistic Bond Portfolio	5.7
EQ/Quality Bond PLUS Portfolio	3.5
EQ/Global Bond PLUS Portfolio	2.0
ATM Mid Cap Managed Volatility Portfolio	1.6
EQ/Large Cap Core Managed Volatility Portfolio	1.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 - 12/31/20
Class A
Actual	$1,000.00	$1,051.20	$2.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.77	2.39
Class B
Actual	1,000.00	1,052.20	2.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.77	2.39
Class K
Actual	1,000.00	1,053.80	1.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.03	1.12

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.47%, 0.47% and 0.22%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2020

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (21.3%)
1290 VT Equity Income Portfolio‡	2,036,847	$8,473,680
1290 VT GAMCO Small Company Value Portfolio‡	28,675	1,822,936
1290 VT Micro Cap Portfolio‡	149,682	2,073,047
ATM International Managed Volatility Portfolio‡	1,539,334	16,981,350
ATM Large Cap Managed Volatility Portfolio‡	5,216,240	77,917,135
ATM Mid Cap Managed Volatility Portfolio‡	2,221,914	18,036,103
ATM Small Cap Managed Volatility Portfolio‡	523,585	6,925,109
EQ/AB Small Cap Growth Portfolio‡	152,844	3,346,533
EQ/American Century Mid Cap Value Portfolio‡	134,489	3,105,904
EQ/BlackRock Basic Value Equity Portfolio‡	370,963	8,139,707
EQ/Global Equity Managed Volatility Portfolio‡	319,465	6,161,452
EQ/International Core Managed Volatility Portfolio‡	366,259	4,298,293
EQ/International Equity Index Portfolio‡	78,176	784,409
EQ/International Value Managed Volatility Portfolio‡	455,477	6,236,781
EQ/Janus Enterprise Portfolio*‡	284,275	6,689,702
EQ/JPMorgan Value Opportunities Portfolio‡	444,549	8,970,300
EQ/Large Cap Core Managed Volatility Portfolio‡	1,506,044	17,497,914
EQ/Large Cap Growth Index Portfolio‡	81,881	1,764,987
EQ/Large Cap Growth Managed Volatility Portfolio‡	260,000	10,742,231

EQ/Large Cap Value Managed Volatility Portfolio‡	519,047	9,347,233
EQ/Loomis Sayles Growth Portfolio*‡	600,990	6,685,518
EQ/MFS International Growth Portfolio‡	852,188	7,366,252
EQ/Morgan Stanley Small Cap Growth Portfolio‡	159,005	2,800,725
EQ/T. Rowe Price Growth Stock Portfolio‡	41,665	3,110,769

Total Equity		239,278,070

Fixed Income (78.7%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	6,243,727	64,409,209
1290 VT High Yield Bond Portfolio‡	1,507,704	14,686,085
EQ/Core Bond Index Portfolio‡	23,110,643	241,890,643
EQ/Global Bond PLUS Portfolio‡	2,347,140	22,970,475
EQ/Intermediate Government Bond Portfolio‡	27,957,674	298,147,308
EQ/PIMCO Ultra Short Bond Portfolio‡	13,343,523	131,836,400
EQ/Quality Bond PLUS Portfolio‡	4,487,572	39,768,124
Multimanager Core Bond Portfolio‡	7,154,548	72,995,850

Total Fixed Income		886,704,094

Total Investments in Securities (100.0%) (Cost $1,007,107,333)		1,125,982,164
Other Assets Less Liabilities (0.0%)		78,572

Net Assets (100%)		$1,126,060,736

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	2,036,847	6,884,313	2,684,833	(1,312,862)	(12,005)	229,401	8,473,680	172,583	16,365
1290 VT GAMCO Small Company Value Portfolio	28,675	2,552,726	596,727	(1,531,431)	490,274	(285,360)	1,822,936	15,048	43,735
1290 VT Micro Cap Portfolio	149,682	1,324,301	351,022	(130,000)	30,882	496,842	2,073,047	4,088	241,933
ATM International Managed Volatility Portfolio	1,539,334	18,492,268	6,801,927	(9,685,017)	886,962	485,210	16,981,350	329,645	311,676
ATM Large Cap Managed Volatility Portfolio	5,216,240	73,333,235	23,803,258	(19,198,638)	1,423,966	(1,444,686)	77,917,135	833,063	11,990,714
ATM Mid Cap Managed Volatility Portfolio	2,221,914	12,473,421	6,427,292	(2,034,739)	91	1,170,038	18,036,103	147,111	1,598,440
ATM Small Cap Managed Volatility Portfolio	523,585	5,690,397	2,649,341	(2,454,293)	249,121	790,543	6,925,109	56,273	464,237

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio	152,844	2,509,371	1,040,177	(966,431)	203,794	559,622	3,346,533	8,119	389,113
EQ/American Century Mid Cap Value Portfolio (aa)	134,489	—	46,007	—	—	1,042,062	3,105,904	40,777	5,231
EQ/BlackRock Basic Value Equity Portfolio	370,963	8,996,637	1,400,502	(1,794,293)	410,687	(873,826)	8,139,707	155,510	576,160
EQ/Global Equity Managed Volatility Portfolio	319,465	5,960,717	2,178,254	(2,812,862)	393,767	441,576	6,161,452	48,122	334,244
EQ/International Core Managed Volatility Portfolio	366,259	4,285,729	1,091,425	(1,412,862)	177,427	156,574	4,298,293	62,404	83,134
EQ/International Equity Index Portfolio	78,176	753,580	17,013	—	—	13,816	784,409	15,070	1,944
EQ/International Value Managed Volatility Portfolio	455,477	3,879,547	2,756,559	(1,162,862)	32,650	730,887	6,236,781	87,537	73,135
EQ/Janus Enterprise Portfolio*(ab)	284,275	—	622,770	—	—	1,974,745	6,689,702	—	622,770
EQ/JPMorgan Value Opportunities Portfolio	444,549	7,590,508	2,808,069	(2,894,293)	377,083	1,088,933	8,970,300	101,450	147,788
EQ/Large Cap Core Managed Volatility Portfolio	1,506,044	18,211,414	3,330,089	(4,688,586)	1,159,094	(514,097)	17,497,914	145,980	1,846,447
EQ/Large Cap Growth Index Portfolio	81,881	1,282,232	104,969	—	—	377,786	1,764,987	7,865	97,103
EQ/Large Cap Growth Managed Volatility Portfolio	260,000	13,932,941	2,566,152	(7,527,155)	3,819,125	(2,048,832)	10,742,231	29,192	1,422,240
EQ/Large Cap Value Managed Volatility Portfolio	519,047	6,992,053	3,304,281	(1,325,724)	5,542	371,081	9,347,233	153,303	499,204
EQ/Loomis Sayles Growth Portfolio*	600,990	4,921,881	2,781,555	(2,562,862)	443,661	1,101,283	6,685,518	—	555,667
EQ/MFS International Growth Portfolio	852,188	8,267,726	3,755,056	(5,634,293)	1,204,905	(227,142)	7,366,252	45,192	641,034
EQ/Morgan Stanley Small Cap Growth Portfolio	159,005	1,993,495	396,131	(900,000)	492,896	818,203	2,800,725	41	396,089
EQ/T. Rowe Price Growth Stock Portfolio	41,665	3,352,871	1,487,898	(2,981,431)	864,379	387,052	3,110,769	12	84,944
Multimanager Mid Cap Growth Portfolio (ab)	—	4,651,219	624,020	(142,639)	(445)	(1,039,968)	—	—	134,587
Multimanager Mid Cap Value Portfolio (aa)	—	2,394,176	678,284	(142,639)	207	(912,193)	—	18,339	10,512
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	6,243,727	46,879,001	18,183,148	(1,657,155)	1,289	1,002,926	64,409,209	1,516,867	167,562
1290 VT High Yield Bond Portfolio	1,507,704	13,741,941	2,382,987	(1,657,155)	2,937	215,375	14,686,085	710,268	—
EQ/Core Bond Index Portfolio	23,110,643	232,692,400	40,282,395	(39,811,672)	225,143	8,502,377	241,890,643	4,119,912	1,577,051

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Global Bond PLUS Portfolio	2,347,140	22,038,553	2,831,150	(2,982,879)	819	1,082,832	22,970,475	470,516	354,140
EQ/Intermediate Government Bond Portfolio	27,957,674	309,926,876	49,144,765	(69,254,621)	894,428	7,435,860	298,147,308	3,647,393	1,753,018
EQ/PIMCO Ultra Short Bond Portfolio	13,343,523	120,482,942	26,803,766	(15,908,690)	(227)	458,609	131,836,400	1,332,465	—
EQ/Quality Bond PLUS Portfolio	4,487,572	31,817,619	9,791,968	(2,320,017)	11,266	467,288	39,768,124	608,701	902,660
Multimanager Core Bond Portfolio	7,154,548	40,862,004	34,821,521	(3,314,310)	903	625,732	72,995,850	1,208,391	1,303,694

Total		1,039,168,094	258,545,311	(210,202,411)	13,790,621	24,680,549	1,125,982,164	16,091,237	28,646,571

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged in a nontaxable transfer 210,595 Class K shares in Multimanager Mid Cap Value Portfolio for 132,439 Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $2,552,675 (at a cost of $2,017,835). These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged in a nontaxable transfer 488,219 Class K shares in Multimanager Mid Cap Growth Portfolio for 256,791 Class K shares of the EQ/Janus Enterprise Portfolio with a value of $5,451,418 (at a cost of $4,092,187). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,125,982,164	$—	$1,125,982,164

Total Assets	$—	$1,125,982,164	$—	$1,125,982,164

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,125,982,164	$—	$1,125,982,164

The Portfolio held no derivatives contracts during the year ended December 31, 2020.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investment security transactions for the year ended December 31, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$258,545,311
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$210,202,411

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,649,674
Aggregate gross unrealized depreciation	(2,566,649)

Net unrealized appreciation	$118,083,025

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,007,899,139

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,007,107,333)	$1,125,982,164
Cash	1,288,835
Receivable for Portfolio shares sold	106,417
Receivable for securities sold	19,210
Other assets	5,006

Total assets	1,127,401,632

LIABILITIES
Payable for Portfolio shares redeemed	765,342
Distribution fees payable – Class B	232,576
Administrative fees payable	117,027
Investment management fees payable	44,796
Trustees’ fees payable	7,831
Distribution fees payable – Class A	3,289
Accrued expenses	170,035

Total liabilities	1,340,896

NET ASSETS	$1,126,060,736

Net assets were comprised of:
Paid in capital	$988,284,608
Total distributable earnings (loss)	137,776,128

Net assets	$1,126,060,736

Class A
Net asset value, offering and redemption price per share, $15,718,971 / 1,623,097 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.68

Class B
Net asset value, offering and redemption price per share, $1,099,239,454 / 113,439,613 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.69

Class K
Net asset value, offering and redemption price per share, $11,102,311 / 1,148,695 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.67

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividends ($16,091,237 of dividend income received from affiliates)	$16,091,997
Interest	5,685

Total income	16,097,682

EXPENSES
Distribution fees – Class B	2,628,814
Administrative fees	1,330,601
Investment management fees	1,076,949
Custodian fees	205,500
Printing and mailing expenses	152,673
Professional fees	96,016
Distribution fees – Class A	38,264
Trustees’ fees	37,526
Miscellaneous	17,677

Gross expenses	5,584,020
Less: Waiver from investment manager	(506,575)

Net expenses	5,077,445

NET INVESTMENT INCOME (LOSS)	11,020,237

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($13,790,621 realized gain (loss) from affiliates)	13,791,479
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	28,646,571

Net realized gain (loss)	42,438,050

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	24,680,549

NET REALIZED AND UNREALIZED GAIN (LOSS)	67,118,599

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,138,836

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2020	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,020,237	$15,754,271
Net realized gain (loss)	42,438,050	20,746,254
Net change in unrealized appreciation (depreciation)	24,680,549	56,990,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	78,138,836	93,491,062

Distributions to shareholders:
Class A	(637,928)	(714,052)
Class B	(44,922,341)	(37,452,430)
Class K	(466,172)	(418,401)

Total distributions to shareholders	(46,026,441)	(38,584,883)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [363,398 and 155,082 shares, respectively]	3,488,407	1,451,507
Capital shares issued in reinvestment of dividends and distributions [ 66,073 and 75,852 shares, respectively]	637,928	714,052
Capital shares repurchased [(856,263) and (423,405) shares, respectively]	(8,117,740)	(3,944,773)

Total Class A transactions	(3,991,405)	(1,779,214)

Class B
Capital shares sold [20,304,432 and 11,207,544 shares, respectively]	193,306,068	104,912,423
Capital shares issued in connection with merger (Note 9) [4,860,250 and 0 shares, respectively]	46,435,759	—
Capital shares issued in reinvestment of dividends and distributions [ 4,650,224 and 3,976,185 shares, respectively]	44,922,341	37,452,430
Capital shares repurchased [(23,640,491) and (22,221,346) shares, respectively]	(226,685,885)	(208,441,582)

Total Class B transactions	57,978,283	(66,076,729)

Class K
Capital shares sold [429,376 and 314,167 shares, respectively]	4,111,235	2,965,918
Capital shares issued in reinvestment of dividends and distributions [ 48,368 and 44,515 shares, respectively]	466,172	418,401
Capital shares repurchased [(457,863) and (266,249) shares, respectively]	(4,200,927)	(2,526,501)

Total Class K transactions	376,480	857,818

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	54,363,358	(66,998,125)

TOTAL INCREASE (DECREASE) IN NET ASSETS	86,475,753	(12,091,946)
NET ASSETS:
Beginning of year	1,039,584,983	1,051,676,929

End of year	$1,126,060,736	$1,039,584,983

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Year Ended December 31,
	2020		2019		2018		2017		2016
Net asset value, beginning of year	$9.41		$8.94		$9.46		$9.34		$9.29

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.14		0.13		0.10		0.08
Net realized and unrealized gain (loss)	0.58		0.69		(0.28)		0.37		0.18

Total from investment operations	0.67		0.83		(0.15)		0.47		0.26

Less distributions:
Dividends from net investment income	(0.17)		(0.16)		(0.14)		(0.11)		(0.09)
Distributions from net realized gains	(0.23)		(0.20)		(0.23)		(0.24)		(0.12)

Total dividends and distributions	(0.40)		(0.36)		(0.37)		(0.35)		(0.21)

Net asset value, end of year	$9.68		$9.41		$8.94		$9.46		$9.34

Total return	7.24%		9.26%		(1.59)%		5.03%		2.84%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$15,719		$19,285		$20,046		$21,594		$23,596
Ratio of expenses to average net assets:
After waivers (f)	0.47	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.46	%(j)
Before waivers (f)	0.52%		0.52%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.97%		1.51%		1.40%		0.99%		0.86%
Before waivers (f)(x)	0.93%		1.48%		1.35%		0.93%		0.80%
Portfolio turnover rate^	20%		12%		12%		9%		12%

Class B	Year Ended December 31,
	2020		2019		2018		2017		2016
Net asset value, beginning of year	$9.41		$8.94		$9.46		$9.35		$9.29

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.14		0.12		0.09		0.08
Net realized and unrealized gain (loss)	0.58		0.69		(0.27)		0.37		0.19

Total from investment operations	0.68		0.83		(0.15)		0.46		0.27

Less distributions:
Dividends from net investment income	(0.17)		(0.16)		(0.14)		(0.11)		(0.09)
Distributions from net realized gains	(0.23)		(0.20)		(0.23)		(0.24)		(0.12)

Total dividends and distributions	(0.40)		(0.36)		(0.37)		(0.35)		(0.21)

Net asset value, end of year	$9.69		$9.41		$8.94		$9.46		$9.35

Total return	7.35%		9.25%		(1.59)%		4.91%		2.95%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,099,239		$1,009,701		$1,022,384		$1,170,151		$1,326,851
Ratio of expenses to average net assets:
After waivers (f)	0.47	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.46	%(j)
Before waivers (f)	0.52%		0.52%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.02%		1.49%		1.33%		0.91%		0.86%
Before waivers (f)(x)	0.97%		1.45%		1.28%		0.85%		0.80%
Portfolio turnover rate^	20%		12%		12%		9%		12%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31,
	2020		2019		2018		2017		2016
Net asset value, beginning of year	$9.39		$8.92		$9.44		$9.33		$9.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.18		0.16		0.14		0.12
Net realized and unrealized gain (loss)	0.58		0.67		(0.28)		0.34		0.18

Total from investment operations	0.71		0.85		(0.12)		0.48		0.30

Less distributions:
Dividends from net investment income	(0.20)		(0.18)		(0.17)		(0.13)		(0.12)
Distributions from net realized gains	(0.23)		(0.20)		(0.23)		(0.24)		(0.12)

Total dividends and distributions	(0.43)		(0.38)		(0.40)		(0.37)		(0.24)

Net asset value, end of year	$9.67		$9.39		$8.92		$9.44		$9.33

Total return	7.63%		9.54%		(1.34)%		5.18%		3.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$11,102		$10,598		$9,246		$8,103		$4,697
Ratio of expenses to average net assets:
After waivers (f)	0.22	%(j)	0.23	%(j)	0.22	%(j)	0.22	%(j)	0.21	%(j)
Before waivers (f)	0.27%		0.27%		0.27%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.32%		1.89%		1.69%		1.49%		1.31%
Before waivers (f)(x)	1.27%		1.85%		1.64%		1.43%		1.25%
Portfolio turnover rate^	20%		12%		12%		9%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/20

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	10.08%	6.52%	5.18%
Portfolio – Class B Shares	9.96	6.51	5.14
Portfolio – Class K Shares*	10.22	6.78	6.06
EQ/Conservative-Plus Allocation Index	9.96	6.88	5.96
S&P 500® Index	18.40	15.22	13.88
Bloomberg Barclays U.S. Intermediate Government Bond Index	5.73	2.89	2.46

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 9.96% for the year ended December 31, 2020. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative-Plus Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 9.96%, 18.40% and 5.73%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite a globally disruptive health crisis and economic turmoil, the Portfolio’s holdings produced positive gains for the year.

The Portfolio’s return is driven by its relative allocation to the following asset classes: 30% in U.S. equities in various capitalization ranges, 10% in international stocks and 60% in investment-grade and high-yield bonds.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in U.S. equities, especially large-cap companies with outsized earnings growth. The U.S. equity market shrugged off a global coronavirus pandemic, COVID-19, that severely reduced economic activity for a significant portion of the reporting period. Initially, sectors such as large-cap technology thrived because COVID-19 accelerated their businesses. Later in the year, resolution of the U.S. presidential election, as well as positive vaccine news, continued a rally in cyclical and more value-oriented names, solidifying a broadening of the market.

U.S. small- and mid-sized holdings also contributed attractive returns. These companies rallied significantly, but lagged behind the handful of mega-cap tech companies that dominated the market for most of the year.

In the international stock markets, the Portfolio’s equity holdings enjoyed positive gains for the year, with developed markets lagging emerging markets. Around the world, the pandemic triggered monetary easing measures and unusually robust fiscal stimulus initiatives. Due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation, even emerging market countries were able to support their staggering economies.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns. After the initial crisis and flight to quality, the massive amounts of aid provided by both the U.S. Federal Reserve and the U.S. Congress resulted in notable stabilization in the second quarter and throughout the rest of 2020. Corporate bonds rallied for the year, bouncing back from their March lows swiftly but producing lower gains in the closing months of the year, as the stock market rally broadened out.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2020
Fixed Income	58.2%
Equity	41.8

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2020
EQ/Intermediate Government Bond Portfolio	19.3%
EQ/Core Bond Index Portfolio	15.5
ATM Large Cap Managed Volatility Portfolio	10.7
EQ/PIMCO Ultra Short Bond Portfolio	8.7
Multimanager Core Bond Portfolio	5.3
1290 VT DoubleLine Opportunistic Bond Portfolio	3.9
ATM International Managed Volatility Portfolio	3.9
EQ/Quality Bond PLUS Portfolio	3.1
ATM Small Cap Managed Volatility Portfolio	2.8
EQ/Large Cap Core Managed Volatility Portfolio	2.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 - 12/31/20
Class A
Actual	$1,000.00	$1,102.00	$2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.52	2.64
Class B
Actual	1,000.00	1,100.80	2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.52	2.64
Class K
Actual	1,000.00	1,103.40	1.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.78	1.37

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2020

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (41.7%)
1290 VT Equity Income Portfolio‡	3,418,648	$14,222,244
1290 VT GAMCO Small Company Value Portfolio‡	116,855	7,428,681
1290 VT Micro Cap Portfolio‡	428,619	5,936,239
1290 VT Small Cap Value Portfolio‡	568,598	5,858,758
ATM International Managed Volatility Portfolio‡	4,330,179	47,768,902
ATM Large Cap Managed Volatility Portfolio‡	8,809,940	131,597,732
ATM Mid Cap Managed Volatility Portfolio‡	3,651,976	29,644,448
ATM Small Cap Managed Volatility Portfolio‡	2,561,842	33,883,754
EQ/AB Small Cap Growth Portfolio‡	720,670	15,779,093
EQ/American Century Mid Cap Value Portfolio‡	273,142	6,307,983
EQ/BlackRock Basic Value Equity Portfolio‡	631,843	13,863,968
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	265,418	4,363,773
EQ/Global Equity Managed Volatility Portfolio‡	855,969	16,508,883
EQ/International Core Managed Volatility Portfolio‡	976,738	11,462,677
EQ/International Equity Index Portfolio‡	179,927	1,805,378
EQ/International Value Managed Volatility Portfolio‡	1,059,424	14,506,556
EQ/Janus Enterprise Portfolio*‡	633,189	14,900,520
EQ/JPMorgan Value Opportunities Portfolio‡	746,213	15,057,385
EQ/Large Cap Core Managed Volatility Portfolio‡	2,657,786	30,879,392
EQ/Large Cap Growth Index Portfolio‡	116,197	2,504,683
EQ/Large Cap Growth Managed Volatility Portfolio‡	455,333	18,812,663

EQ/Large Cap Value Managed Volatility Portfolio‡	1,278,888	23,030,797
EQ/Loomis Sayles Growth Portfolio*‡	922,160	10,258,262
EQ/MFS International Growth Portfolio‡	2,269,243	19,615,188
EQ/Morgan Stanley Small Cap Growth Portfolio‡	602,794	10,617,652
EQ/T. Rowe Price Growth Stock Portfolio‡	81,323	6,071,667

Total Equity		512,687,278

Fixed Income (58.1%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,659,368	48,065,230
1290 VT High Yield Bond Portfolio‡	1,236,791	12,047,201
EQ/Core Bond Index Portfolio‡	18,093,382	189,376,815
EQ/Global Bond PLUS Portfolio‡	1,839,086	17,998,362
EQ/Intermediate Government Bond Portfolio‡	22,219,259	236,951,482
EQ/PIMCO Ultra Short Bond Portfolio‡	10,731,012	106,024,324
EQ/Quality Bond PLUS Portfolio‡	4,226,383	37,453,511
Multimanager Core Bond Portfolio‡	6,355,796	64,846,406

Total Fixed Income		712,763,331

Total Investments in Securities (99.8%) (Cost $1,014,232,159)		1,225,450,609
Other Assets Less Liabilities (0.2%)		1,910,368

Net Assets (100%)		$1,227,360,977

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows :

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	3,418,648	13,556,972	2,890,340	(1,903,058)	854	(322,864)	14,222,244	290,153	25,659
1290 VT GAMCO Small Company Value Portfolio	116,855	9,311,101	3,206,782	(6,202,294)	2,120,700	(1,007,608)	7,428,681	61,388	176,997
1290 VT Micro Cap Portfolio	428,619	4,055,217	1,267,040	(950,765)	94,598	1,470,149	5,936,239	11,742	699,166
1290 VT Small Cap Value Portfolio	568,598	5,985,426	1,910,454	(2,451,529)	(42,940)	457,347	5,858,758	88,189	—
ATM International Managed Volatility Portfolio	4,330,179	53,798,674	15,404,319	(24,248,761)	511,336	2,303,334	47,768,902	927,687	866,251
ATM Large Cap Managed Volatility Portfolio	8,809,940	135,736,923	30,396,693	(33,076,139)	4,434,073	(5,893,818)	131,597,732	1,408,311	20,218,561

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows :

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	3,651,976	19,073,153	11,213,286	(2,848,814)	7,782	2,199,041	29,644,448	241,712	2,625,576
ATM Small Cap Managed Volatility Portfolio	2,561,842	33,109,450	9,675,838	(13,084,174)	1,103,777	3,078,863	33,883,754	275,310	2,276,940
EQ/AB Small Cap Growth Portfolio	720,670	12,121,269	4,092,523	(3,743,058)	873,435	2,434,924	15,779,093	38,284	1,829,710
EQ/American Century Mid Cap Value Portfolio (aa)	273,142	—	1,243,440	—	—	2,350,557	6,307,983	82,816	10,625
EQ/BlackRock Basic Value Equity Portfolio	631,843	16,699,194	1,587,842	(3,354,587)	1,190,307	(2,258,788)	13,863,968	265,542	985,506
EQ/Franklin Small Cap Value Managed Volatility Portfolio	265,418	4,042,090	2,454,753	(2,760,765)	258,116	369,579	4,363,773	35,370	243,249
EQ/Global Equity Managed Volatility Portfolio	855,969	19,584,561	2,860,519	(7,354,587)	2,458,209	(1,039,819)	16,508,883	129,175	894,550
EQ/International Core Managed Volatility Portfolio	976,738	11,813,006	3,115,770	(4,503,058)	807,932	229,027	11,462,677	166,424	224,816
EQ/International Equity Index Portfolio	179,927	2,004,158	39,159	(250,000)	27,930	(15,869)	1,805,378	34,684	4,475
EQ/International Value Managed Volatility Portfolio	1,059,424	17,065,773	1,090,831	(3,653,058)	(55,921)	58,931	14,506,556	203,623	162,678
EQ/Janus Enterprise Portfolio*(ab)	633,189	—	2,387,147	—	—	3,608,194	14,900,520	—	1,387,146
EQ/JPMorgan Value Opportunities Portfolio	746,213	14,386,230	4,152,739	(5,525,558)	583,511	1,460,463	15,057,385	170,263	257,946
EQ/Large Cap Core Managed Volatility Portfolio	2,657,786	34,358,896	4,621,202	(8,713,410)	2,264,814	(1,652,110)	30,879,392	257,980	3,245,766
EQ/Large Cap Growth Index Portfolio	116,197	1,819,609	148,959	—	—	536,115	2,504,683	11,162	137,799
EQ/Large Cap Growth Managed Volatility Portfolio	455,333	25,272,510	2,984,835	(12,236,116)	6,779,026	(3,987,592)	18,812,663	51,143	2,484,633
EQ/Large Cap Value Managed Volatility Portfolio	1,278,888	21,385,513	4,543,522	(2,955,352)	28,542	28,572	23,030,797	377,378	1,233,218
EQ/Loomis Sayles Growth Portfolio*	922,160	8,344,102	3,671,976	(4,052,294)	684,333	1,610,145	10,258,262	—	853,579
EQ/MFS International Growth Portfolio	2,269,243	23,970,599	6,727,442	(13,121,881)	3,294,542	(1,255,514)	19,615,188	120,626	1,721,625
EQ/Morgan Stanley Small Cap Growth Portfolio	602,794	7,342,217	1,615,284	(2,751,529)	535,109	3,876,571	10,617,652	155	1,502,863
EQ/T. Rowe Price Growth Stock Portfolio	81,323	5,568,159	2,006,621	(3,526,529)	912,589	1,110,827	6,071,667	24	164,333
Multimanager Mid Cap Growth Portfolio (ab)	—	6,227,810	4,305,487	(154,033)	(448)	(1,473,637)	—	—	275,891
Multimanager Mid Cap Value Portfolio (aa)	—	4,313,225	675,729	(154,033)	930	(2,121,865)	—	29,324	16,809
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	4,659,368	40,395,828	8,305,821	(1,403,058)	24	766,615	48,065,230	1,132,203	125,089

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows :

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	1,236,791	10,835,541	2,435,736	(1,403,058)	(3,386)	182,368	12,047,201	583,207	—
EQ/Core Bond Index Portfolio	18,093,382	191,077,468	38,769,264	(47,145,046)	1,776,147	4,898,982	189,376,815	3,228,071	1,235,665
EQ/Global Bond PLUS Portfolio	1,839,086	19,103,136	1,939,884	(3,855,352)	18,965	791,729	17,998,362	369,129	277,829
EQ/Intermediate Government Bond Portfolio	22,219,259	254,897,723	42,667,584	(67,376,923)	1,270,594	5,492,504	236,951,482	2,900,782	1,391,834
EQ/PIMCO Ultra Short Bond Portfolio	10,731,012	105,877,458	18,073,140	(18,115,523)	74,595	114,654	106,024,324	1,072,376	—
EQ/Quality Bond PLUS Portfolio	4,226,383	39,680,109	7,010,591	(10,104,587)	256,559	610,839	37,453,511	573,434	850,363
Multimanager Core Bond Portfolio	6,355,796	51,959,474	16,287,873	(4,656,881)	35,247	1,220,693	64,846,406	1,293,972	1,158,711

Total		1,224,772,574	265,780,425	(317,635,810)	32,301,881	20,231,539	1,225,450,609	16,431,639	49,565,858

aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged in a nontaxable transfer 336,749 Class K shares in Multimanager Mid Cap Value Portfolio for 211,774 Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $4,081,821 (at a cost of $2,713,986). These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged in a nontaxable transfer 1,000,803 Class K shares in Multimanager Mid Cap Growth Portfolio for 526,398 Class K shares of the EQ/Janus Enterprise Portfolio with a value of $11,174,885 (at a cost of $8,905,179). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,225,450,609	$—	$1,225,450,609

Total Assets	$—	$1,225,450,609	$—	$1,225,450,609

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,225,450,609	$—	$1,225,450,609

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

The Portfolio held no derivatives contracts during the year ended December 31, 2020.

Investment security transactions for the year ended December 31, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$265,780,425
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$317,635,810

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$217,736,708
Aggregate gross unrealized depreciation	(7,688,063)

Net unrealized appreciation	$210,048,645

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,015,401,964

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES December 31, 2020

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,014,232,159)	$1,225,450,609
Cash	1,169,263
Receivable for Portfolio shares sold	1,552,330
Receivable for securities sold	238,448
Other assets	5,166

Total assets	1,228,415,816

LIABILITIES
Payable for Portfolio shares redeemed	423,806
Distribution fees payable – Class B	248,455
Administrative fees payable	127,104
Investment management fees payable	103,479
Trustees’ fees payable	9,571
Distribution fees payable – Class A	3,952
Accrued expenses	138,472

Total liabilities	1,054,839

NET ASSETS	$1,227,360,977

Net assets were comprised of:
Paid in capital	$982,001,477
Total distributable earnings (loss)	245,359,500

Net assets	$1,227,360,977

Class A
Net asset value, offering and redemption price per share, $18,637,252 / 1,864,494 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

Class B
Net asset value, offering and redemption price per share, $1,178,675,580 / 117,837,457 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

Class K
Net asset value, offering and redemption price per share, $30,048,145 / 3,004,874 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$16,431,639
Interest	4,104

Total income	16,435,743

EXPENSES
Distribution fees – Class B	2,835,588
Administrative fees	1,457,790
Investment management fees	1,180,143
Custodian fees	220,299
Printing and mailing expenses	165,168
Professional fees	90,989
Distribution fees – Class A	44,670
Trustees’ fees	42,044
Miscellaneous	20,200

Total expenses	6,056,891

NET INVESTMENT INCOME (LOSS)	10,378,852

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	32,301,881
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	49,565,858

Net realized gain (loss)	81,867,739

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	20,231,539

NET REALIZED AND UNREALIZED GAIN (LOSS)	102,099,278

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,478,130

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2020	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,378,852	$16,635,628
Net realized gain (loss)	81,867,739	40,123,788
Net change in unrealized appreciation (depreciation)	20,231,539	97,249,652

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	112,478,130	154,009,068

Distributions to shareholders:
Class A	(1,238,169)	(953,010)
Class B	(78,227,184)	(61,053,205)
Class K	(2,039,884)	(1,551,075)

Total distributions to shareholders	(81,505,237)	(63,557,290)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [265,605 and 452,172 shares, respectively]	2,573,108	4,312,740
Capital shares issued in reinvestment of dividends and distributions [ 124,943 and 98,273 shares, respectively]	1,238,169	953,010
Capital shares repurchased [(388,191) and (504,163) shares, respectively]	(3,793,309)	(4,875,461)

Total Class A transactions	17,968	390,289

Class B
Capital shares sold [8,332,512 and 8,315,457 shares, respectively]	80,743,421	80,291,394
Capital shares issued in reinvestment of dividends and distributions [ 7,888,683 and 6,291,805 shares, respectively]	78,227,184	61,053,205
Capital shares repurchased [(19,365,702) and (20,190,382) shares, respectively]	(188,483,833)	(194,941,019)

Total Class B transactions	(29,513,228)	(53,596,420)

Class K
Capital shares sold [185,171 and 142,413 shares, respectively]	1,797,121	1,376,927
Capital shares issued in reinvestment of dividends and distributions [ 205,649 and 159,780 shares, respectively]	2,039,884	1,551,075
Capital shares repurchased [(342,021) and (368,554) shares, respectively]	(3,294,679)	(3,567,659)

Total Class K transactions	542,326	(639,657)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,952,934)	(53,845,788)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,019,959	36,605,990
NET ASSETS:
Beginning of year	1,225,341,018	1,188,735,028

End of year	$1,227,360,977	$1,225,341,018

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2020		2019		2018		2017		2016
Net asset value, beginning of year	$9.73		$9.04		$9.95		$9.56		$9.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.13		0.12		0.09		0.08
Net realized and unrealized gain (loss)	0.87		1.08		(0.47)		0.75		0.37

Total from investment operations	0.96		1.21		(0.35)		0.84		0.45

Less distributions:
Dividends from net investment income	(0.20)		(0.16)		(0.15)		(0.12)		(0.09)
Distributions from net realized gains	(0.49)		(0.36)		(0.41)		(0.33)		(0.26)

Total dividends and distributions	(0.69)		(0.52)		(0.56)		(0.45)		(0.35)

Net asset value, end of year	$10.00		$9.73		$9.04		$9.95		$9.56

Total return	10.08%		13.45%		(3.63)%		8.79%		4.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,637		$18,127		$16,418		$17,939		$18,136
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.52	%(k)	0.53	%(m)	0.52	%(m)	0.52	%(m)
Before waivers (f)	0.52%		0.52%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.88%		1.38%		1.18%		0.93%		0.79%
Before waivers (f)(x)	0.88%		1.38%		1.18%		0.93%		0.78%
Portfolio turnover rate^	23%		13%		14%		10%		11%

	Year Ended December 31,
Class B	2020		2019		2018		2017		2016
Net asset value, beginning of year	$9.74		$9.05		$9.96		$9.57		$9.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.13		0.11		0.09		0.08
Net realized and unrealized gain (loss)	0.86		1.08		(0.46)		0.75		0.38

Total from investment operations	0.95		1.21		(0.35)		0.84		0.46

Less distributions:
Dividends from net investment income	(0.20)		(0.16)		(0.15)		(0.12)		(0.09)
Distributions from net realized gains	(0.49)		(0.36)		(0.41)		(0.33)		(0.26)

Total dividends and distributions	(0.69)		(0.52)		(0.56)		(0.45)		(0.35)

Net asset value, end of year	$10.00		$9.74		$9.05		$9.96		$9.57

Total return	9.96%		13.43%		(3.62)%		8.78%		4.84%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,178,676		$1,178,433		$1,144,990		$1,325,942		$1,354,790
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.52	%(k)	0.53	%(m)	0.52	%(m)	0.52	%(m)
Before waivers (f)	0.52%		0.52%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.87%		1.36%		1.16%		0.86%		0.81%
Before waivers (f)(x)	0.87%		1.36%		1.16%		0.86%		0.80%
Portfolio turnover rate^	23%		13%		14%		10%		11%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2020		2019		2018		2017		2016
Net asset value, beginning of year	$9.74		$9.04		$9.95		$9.56		$9.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.16		0.13		0.11		0.11
Net realized and unrealized gain (loss)	0.87		1.08		(0.46)		0.76		0.37

Total from investment operations	0.98		1.24		(0.33)		0.87		0.48

Less distributions:
Dividends from net investment income	(0.23)		(0.18)		(0.17)		(0.15)		(0.12)
Distributions from net realized gains	(0.49)		(0.36)		(0.41)		(0.33)		(0.26)

Total dividends and distributions	(0.72)		(0.54)		(0.58)		(0.48)		(0.38)

Net asset value, end of year	$10.00		$9.74		$9.04		$9.95		$9.56

Total return	10.22%		13.83%		(3.38)%		9.05%		4.99%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$30,048		$28,781		$27,328		$35,366		$37,441
Ratio of expenses to average net assets:
After waivers (f)	0.27	%(j)	0.27	%(k)	0.28	%(m)	0.27	%(m)	0.27	%(m)
Before waivers (f)	0.27%		0.27%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.15%		1.61%		1.29%		1.07%		1.10%
Before waivers (f)(x)	1.15%		1.61%		1.29%		1.06%		1.09%
Portfolio turnover rate^	23%		13%		14%		10%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/20

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	11.32%	7.45%	5.83%
Portfolio – Class B Shares	11.27	7.45	5.80
Portfolio – Class K Shares*	11.49	7.71	6.98
EQ/Moderate Allocation Index	10.87	7.73	6.67
S&P 500® Index	18.40	15.22	13.88
Bloomberg Barclays U.S. Intermediate Government Bond Index	5.73	2.89	2.46

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 11.27% for the year ended December 31, 2020. This compares to the returns of the following benchmarks over the same period: the EQ/Moderate Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 10.87%, 18.40% and 5.73%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite a globally disruptive health crisis and economic turmoil, the Portfolio’s holdings produced positive gains for the year.

The Portfolio’s return is driven by its relative allocation to the following asset classes: 35% in U.S. equities in various capitalization ranges, 15% in international stocks and 50% in investment grade and high-yield bonds.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in U.S. equities, especially large-cap companies with outsized earnings growth. The U.S. equity market shrugged off a global coronavirus pandemic, COVID-19, that severely reduced economic activity for a significant portion of the reporting period. Initially, sectors such as large-cap technology thrived because COVID-19 accelerated their businesses. Later in the year, resolution of the U.S. presidential election, as well as positive vaccine news, continued a rally in cyclical and more value-oriented names, solidifying a broadening of the market.

U.S. small- and mid-sized holdings also contributed attractive returns. These companies rallied significantly, but lagged behind the handful of mega-cap tech companies that dominated the market for most of the year.

In the international stock markets, the Portfolio’s equity holdings enjoyed positive gains for the year, with developed markets lagging emerging markets. Around the world, the pandemic triggered monetary easing measures and unusually robust fiscal stimulus initiatives. Due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation, even emerging market countries were able to support their staggering economies.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns. After the initial crisis and flight to quality, the massive amounts of aid provided by both the U.S. Federal Reserve and the U.S. Congress resulted in notable stabilization in the second quarter and throughout the rest of 2020. Corporate bonds rallied for the year, bouncing back from their March lows swiftly but producing lower gains in the closing months of the year, as the stock market rally broadened out.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2020
Equity	52.0%
Fixed Income	48.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2020
EQ/Intermediate Government Bond Portfolio	16.1%
EQ/Core Bond Index Portfolio	12.6
ATM Large Cap Managed Volatility Portfolio	11.7
EQ/PIMCO Ultra Short Bond Portfolio	7.1
ATM International Managed Volatility Portfolio	6.2
ATM Small Cap Managed Volatility Portfolio	4.7
Multimanager Core Bond Portfolio	4.3
1290 VT DoubleLine Opportunistic Bond Portfolio	3.2
EQ/Large Cap Core Managed Volatility Portfolio	2.8
EQ/MFS International Growth Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 - 12/31/20
Class A
Actual	$1,000.00	$1,128.50	$2.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.65	2.52
Class B
Actual	1,000.00	1,128.10	2.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.65	2.52
Class K
Actual	1,000.00	1,129.30	1.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.91	1.25

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2020

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (52.0%)
1290 VT Equity Income Portfolio‡	22,005,653	$91,547,806
1290 VT GAMCO Small Company Value Portfolio‡	1,210,667	76,964,023
1290 VT Micro Cap Portfolio‡	3,675,843	50,909,269
1290 VT Small Cap Value Portfolio‡	5,391,616	55,554,478
ATM International Managed Volatility Portfolio‡	40,909,035	451,293,006
ATM Large Cap Managed Volatility Portfolio‡	57,429,451	857,847,551
ATM Mid Cap Managed Volatility Portfolio‡	11,241,376	91,250,420
ATM Small Cap Managed Volatility Portfolio‡	25,963,684	343,404,055
EQ/AB Small Cap Growth Portfolio‡	6,645,758	145,509,029
EQ/American Century Mid Cap Value Portfolio‡	1,530,702	35,350,227
EQ/BlackRock Basic Value Equity Portfolio‡	4,090,816	89,761,066
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,248,832	53,414,472
EQ/Global Equity Managed Volatility Portfolio‡	8,256,934	159,249,637
EQ/International Core Managed Volatility Portfolio‡	9,353,053	109,764,357
EQ/International Equity Index Portfolio‡	1,095,840	10,995,593
EQ/International Value Managed Volatility Portfolio‡	10,729,354	146,915,598
EQ/Janus Enterprise Portfolio*‡	1,887,148	44,409,311
EQ/JPMorgan Value Opportunities Portfolio‡	5,044,783	101,795,688
EQ/Large Cap Core Managed Volatility Portfolio‡	17,861,436	207,522,436
EQ/Large Cap Growth Index Portfolio‡	511,770	11,031,482
EQ/Large Cap Growth Managed Volatility Portfolio‡	2,935,038	121,264,881

EQ/Large Cap Value Managed Volatility Portfolio‡	8,639,250	155,579,569
EQ/Loomis Sayles Growth Portfolio*‡	6,708,066	74,621,674
EQ/MFS International Growth Portfolio‡	21,672,474	187,335,420
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,699,503	100,391,413
EQ/T. Rowe Price Growth Stock Portfolio‡	572,146	42,717,096

Total Equity		3,816,399,557

Fixed Income (47.9%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	22,758,912	234,776,995
1290 VT High Yield Bond Portfolio‡	6,189,264	60,287,735
EQ/Core Bond Index Portfolio‡	88,667,943	928,054,918
EQ/Global Bond PLUS Portfolio‡	9,062,242	88,688,351
EQ/Intermediate Government Bond Portfolio‡	111,022,341	1,183,968,741
EQ/PIMCO Ultra Short Bond Portfolio‡	52,834,470	522,014,032
EQ/Quality Bond PLUS Portfolio‡	21,113,121	187,101,008
Multimanager Core Bond Portfolio‡	30,991,224	316,194,784

Total Fixed Income		3,521,086,564

Total Investments in Securities (99.9%) (Cost $5,871,752,908)		7,337,486,121
Other Assets Less Liabilities (0.1%)		4,813,740

Net Assets (100%)		$7,342,299,861

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	22,005,653	85,090,442	15,446,412	(6,921,943)	3,083	(2,070,188)	91,547,806	1,863,357	164,670
1290 VT GAMCO Small Company Value Portfolio	1,210,667	70,697,325	37,534,440	(45,394,443)	8,989,899	5,136,802	76,964,023	633,632	1,812,424
1290 VT Micro Cap Portfolio	3,675,843	27,921,930	14,667,799	(5,460,971)	545,498	13,235,013	50,909,269	100,655	5,957,953
1290 VT Small Cap Value Portfolio	5,391,616	51,748,903	13,042,734	(11,008,957)	124,161	1,647,637	55,554,478	833,946	—
ATM International Managed Volatility Portfolio	40,909,035	492,430,006	95,966,547	(155,118,115)	2,562,134	15,452,434	451,293,006	8,733,877	8,008,570
ATM Large Cap Managed Volatility Portfolio	57,429,451	869,193,388	162,225,756	(158,818,801)	22,134,492	(36,887,284)	857,847,551	9,158,416	131,342,120
ATM Mid Cap Managed Volatility Portfolio	11,241,376	81,116,353	17,368,186	(10,598,341)	108,359	3,255,863	91,250,420	743,723	8,092,289

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	25,963,684	318,337,079	79,675,773	(94,802,772)	5,082,189	35,111,786	343,404,055	2,780,564	22,946,666
EQ/AB Small Cap Growth Portfolio	6,645,758	146,371,399	34,313,070	(65,569,372)	17,955,788	12,438,144	145,509,029	352,868	16,918,834
EQ/American Century Mid Cap Value Portfolio (aa)	1,530,702	—	6,023,649	—	—	11,868,553	35,350,227	464,107	59,541
EQ/BlackRock Basic Value Equity Portfolio	4,090,816	107,790,840	8,096,667	(18,995,414)	6,761,051	(13,892,078)	89,761,066	1,713,066	6,356,022
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,248,832	43,485,915	19,148,646	(15,860,971)	41,329	6,599,553	53,414,472	432,189	2,787,264
EQ/Global Equity Managed Volatility Portfolio	8,256,934	179,494,368	24,710,708	(58,139,372)	5,396,081	7,787,852	159,249,637	1,242,334	8,427,006
EQ/International Core Managed Volatility Portfolio	9,353,053	118,730,174	13,737,764	(28,982,914)	5,047,735	1,231,598	109,764,357	1,588,269	2,121,917
EQ/International Equity Index Portfolio	1,095,840	14,697,342	245,682	(3,730,486)	(70,097)	(146,848)	10,995,593	212,705	28,381
EQ/International Value Managed Volatility Portfolio	10,729,354	120,371,702	26,681,879	(9,921,943)	82,403	9,701,557	146,915,598	2,055,101	1,608,392
EQ/Janus Enterprise Portfolio*(ab)	1,887,148	—	16,634,232	—	—	9,856,577	44,409,311	—	4,134,233
EQ/JPMorgan Value Opportunities Portfolio	5,044,783	86,415,017	22,276,144	(19,877,429)	1,686,252	11,295,704	101,795,688	1,149,169	1,603,993
EQ/Large Cap Core Managed Volatility Portfolio	17,861,436	220,372,430	37,205,059	(56,665,829)	11,657,854	(5,047,078)	207,522,436	1,728,952	21,920,950
EQ/Large Cap Growth Index Portfolio	511,770	8,014,179	656,071	—	—	2,361,232	11,031,482	49,160	606,912
EQ/Large Cap Growth Managed Volatility Portfolio	2,935,038	159,857,154	22,151,984	(78,861,872)	41,907,504	(23,789,889)	121,264,881	328,272	15,782,345
EQ/Large Cap Value Managed Volatility Portfolio	8,639,250	147,978,783	23,884,817	(16,343,886)	97,229	(37,374)	155,579,569	2,543,660	8,304,385
EQ/Loomis Sayles Growth Portfolio*	6,708,066	58,342,551	18,617,917	(16,521,943)	2,099,981	12,083,168	74,621,674	—	6,199,532
EQ/MFS International Growth Portfolio	21,672,474	217,666,175	41,452,258	(86,905,829)	21,517,973	(6,395,157)	187,335,420	1,147,106	16,249,996
EQ/Morgan Stanley Small Cap Growth Portfolio	5,699,503	55,833,909	20,195,656	(17,891,457)	4,745,374	37,507,931	100,391,413	1,466	14,180,401
EQ/T. Rowe Price Growth Stock Portfolio	572,146	33,272,585	11,161,420	(14,560,971)	2,887,341	9,956,721	42,717,096	168	1,152,059
Multimanager Mid Cap Growth Portfolio (ab)	—	18,373,215	5,094,875	(757,528)	1,633	(4,793,693)	—	—	594,875
Multimanager Mid Cap Value Portfolio (aa)	—	28,671,041	1,568,769	(757,531)	15,973	(12,040,227)	—	170,841	97,928
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	22,758,912	171,532,532	65,250,851	(5,191,457)	348	3,184,721	234,776,995	5,524,483	610,579
1290 VT High Yield Bond Portfolio	6,189,264	55,323,215	9,408,078	(5,191,457)	(16,187)	764,086	60,287,735	2,910,289	—
EQ/Core Bond Index Portfolio	88,667,943	925,118,717	209,823,873	(239,329,144)	4,540,548	27,900,924	928,054,918	15,776,895	6,039,199

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Global Bond PLUS Portfolio	9,062,242	94,887,511	9,407,071	(19,507,914)	(238,536)	4,140,219	88,688,351	1,814,094	1,365,399
EQ/Intermediate Government Bond Portfolio	111,022,341	1,250,545,554	235,974,631	(335,298,859)	7,153,902	25,593,513	1,183,968,741	14,449,173	6,925,752
EQ/PIMCO Ultra Short Bond Portfolio	52,834,470	518,259,186	92,784,997	(89,514,572)	478,294	6,127	522,014,032	5,267,109	—
EQ/Quality Bond PLUS Portfolio	21,113,121	209,985,486	36,134,548	(63,657,914)	2,284,565	2,354,323	187,101,008	2,862,332	4,244,639
Multimanager Core Bond Portfolio	30,991,224	265,398,560	67,424,775	(22,843,886)	100,537	6,114,798	316,194,784	6,422,966	5,645,041

Total		7,253,324,966	1,515,993,738	(1,779,004,293)	175,684,690	171,487,020	7,337,486,121	95,054,944	332,290,267

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged in a nontaxable transfer 1,961,876 Class K shares in Multimanager Mid Cap Value Portfolio for 1,233,781 Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $23,780,404 (at a cost of $17,458,025). These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged in a nontaxable transfer 2,157,924 Class K shares in Multimanager Mid Cap Growth Portfolio for 1,135,016 Class K shares of the EQ/Janus Enterprise Portfolio with a value of $24,095,220 (at a cost of $17,918,502). These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,337,486,121	$—	$7,337,486,121

Total Assets	$—	$7,337,486,121	$—	$7,337,486,121

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,337,486,121	$—	$7,337,486,121

The Portfolio held no derivatives contracts during the year ended December 31, 2020.

Investment security transactions for the year ended December 31, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,515,993,738
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,779,004,293

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,490,168,772
Aggregate gross unrealized depreciation	(47,238,395)

Net unrealized appreciation	$1,442,930,377

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,894,555,744

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,871,752,908)	$7,337,486,121
Cash	5,772,777
Receivable for securities sold	2,272,820
Receivable for Portfolio shares sold	1,241,899
Other assets	29,694

Total assets	7,346,803,311

LIABILITIES
Payable for Portfolio shares redeemed	1,376,203
Distribution fees payable – Class B	1,056,637
Administrative fees payable	758,461
Investment management fees payable	574,178
Distribution fees payable – Class A	421,439
Trustees’ fees payable	63,892
Accrued expenses	252,640

Total liabilities	4,503,450

NET ASSETS	$7,342,299,861

Net assets were comprised of:
Paid in capital	$5,666,004,679
Total distributable earnings (loss)	1,676,295,182

Net assets	$7,342,299,861

Class A
Net asset value, offering and redemption price per share, $2,005,206,433 / 137,668,774 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.57

Class B
Net asset value, offering and redemption price per share, $5,024,535,017 / 348,205,034 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.43

Class K
Net asset value, offering and redemption price per share, $312,558,411 / 21,448,971 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.57

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$95,054,944
Interest	21,971

Total income	95,076,915

EXPENSES
Distribution fees – Class B	11,876,663
Administrative fees	8,553,629
Investment management fees	6,459,266
Distribution fees – Class A	4,702,880
Printing and mailing expenses	887,980
Professional fees	344,473
Custodian fees	250,001
Trustees’ fees	246,538
Miscellaneous	119,310

Total expenses	33,440,740

NET INVESTMENT INCOME (LOSS)	61,636,175

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($175,684,690 realized gain (loss) from affiliates)	175,768,400
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	332,290,267

Net realized gain (loss)	508,058,667

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	171,487,020

NET REALIZED AND UNREALIZED GAIN (LOSS)	679,545,687

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$741,181,862

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2020	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$61,636,175	$97,203,630
Net realized gain (loss)	508,058,667	297,491,365
Net change in unrealized appreciation (depreciation)	171,487,020	640,723,077

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	741,181,862	1,035,418,072

Distributions to shareholders:
Class A	(137,489,549)	(119,672,839)
Class B	(347,920,416)	(309,906,615)
Class K	(22,104,390)	(19,411,975)

Total distributions to shareholders	(507,514,355)	(448,991,429)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [2,365,821 and 2,229,954 shares, respectively]	33,131,769	31,163,135
Capital shares issued in reinvestment of dividends and distributions [ 9,588,500 and 8,551,493 shares, respectively]	137,489,549	119,672,839
Capital shares repurchased [(13,348,797) and (14,014,038) shares, respectively]	(186,247,315)	(195,659,146)

Total Class A transactions	(15,625,997)	(44,823,172)

Class B
Capital shares sold [7,334,264 and 6,722,217 shares, respectively]	101,815,147	93,203,748
Capital shares issued in reinvestment of dividends and distributions [ 24,488,566 and 22,335,940 shares, respectively]	347,920,416	309,906,615
Capital shares repurchased [(42,108,979) and (45,645,702) shares, respectively]	(581,532,952)	(631,998,248)

Total Class B transactions	(131,797,389)	(228,887,885)

Class K
Capital shares sold [668,423 and 907,680 shares, respectively]	9,398,648	12,681,074
Capital shares issued in reinvestment of dividends and distributions [ 1,539,736 and 1,385,676 shares, respectively]	22,104,390	19,411,975
Capital shares repurchased [(2,425,516) and (2,045,308) shares, respectively]	(33,663,853)	(28,678,641)

Total Class K transactions	(2,160,815)	3,414,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(149,584,201)	(270,296,649)

TOTAL INCREASE (DECREASE) IN NET ASSETS	84,083,306	316,129,994
NET ASSETS:
Beginning of year	7,258,216,555	6,942,086,561

End of year	$7,342,299,861	$7,258,216,555

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2020		2019		2018		2017		2016
Net asset value, beginning of year	$14.06		$12.96		$14.41		$13.59		$13.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.19		0.17		0.12		0.11
Net realized and unrealized gain (loss)	1.44		1.80		(0.84)		1.37		0.60

Total from investment operations	1.56		1.99		(0.67)		1.49		0.71

Less distributions:
Dividends from net investment income	(0.31)		(0.23)		(0.22)		(0.18)		(0.12)
Distributions from net realized gains	(0.74)		(0.66)		(0.56)		(0.49)		(0.43)

Total dividends and distributions	(1.05)		(0.89)		(0.78)		(0.67)		(0.55)

Net asset value, end of year	$14.57		$14.06		$12.96		$14.41		$13.59

Total return	11.32%		15.49%		(4.73)%		11.00%		5.35%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,005,206		$1,955,663		$1,843,864		$2,092,058		$2,064,205
Ratio of expenses to average net assets (f)	0.49	%(j)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.52	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	0.89%		1.35%		1.16%		0.87%		0.78%
Portfolio turnover rate^	22%		13%		12%		9%		9%

	Year Ended December 31,
Class B	2020		2019		2018		2017		2016
Net asset value, beginning of year	$13.94		$12.85		$14.30		$13.49		$13.33

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.18		0.16		0.12		0.10
Net realized and unrealized gain (loss)	1.42		1.80		(0.83)		1.36		0.61

Total from investment operations	1.54		1.98		(0.67)		1.48		0.71

Less distributions:
Dividends from net investment income	(0.31)		(0.23)		(0.22)		(0.18)		(0.12)
Distributions from net realized gains	(0.74)		(0.66)		(0.56)		(0.49)		(0.43)

Total dividends and distributions	(1.05)		(0.89)		(0.78)		(0.67)		(0.55)

Net asset value, end of year	$14.43		$13.94		$12.85		$14.30		$13.49

Total return	11.27%		15.55%		(4.77)%		11.00%		5.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,024,535		$4,997,804		$4,820,681		$5,634,278		$5,669,408
Ratio of expenses to average net assets (f)	0.49	%(j)	0.49	%(j)	0.50	%(k)	0.51	%(m)	0.52	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	0.88%		1.33%		1.14%		0.85%		0.77%
Portfolio turnover rate^	22%		13%		12%		9%		9%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2020		2019		2018		2017		2016
Net asset value, beginning of year	$14.07		$12.96		$14.42		$13.59		$13.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.23		0.20		0.16		0.14
Net realized and unrealized gain (loss)	1.42		1.80		(0.84)		1.38		0.61

Total from investment operations	1.58		2.03		(0.64)		1.54		0.75

Less distributions:
Dividends from net investment income	(0.34)		(0.26)		(0.26)		(0.22)		(0.16)
Distributions from net realized gains	(0.74)		(0.66)		(0.56)		(0.49)		(0.43)

Total dividends and distributions	(1.08)		(0.92)		(0.82)		(0.71)		(0.59)

Net asset value, end of year	$14.57		$14.07		$12.96		$14.42		$13.59

Total return	11.49%		15.85%		(4.54)%		11.34%		5.61%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$312,558		$304,750		$277,542		$306,867		$287,164
Ratio of expenses to average net assets (f)	0.24	%(j)	0.24	%(j)	0.25	%(k)	0.26	%(m)	0.27	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	1.13%		1.61%		1.41%		1.13%		1.04%
Portfolio turnover rate^	22%		13%		12%		9%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/20

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	14.05%	9.47%	7.45%
Portfolio – Class B Shares	14.13	9.48	7.42
Portfolio – Class K Shares*	14.38	9.75	9.09
EQ/Moderate-Plus Allocation Index	12.86	9.68	8.40
S&P 500® Index	18.40	15.22	13.88
Bloomberg Barclays U.S. Intermediate Government Bond Index	5.73	2.89	2.46

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 14.13% for the year ended December 31, 2020. This compares to the returns of the following benchmarks over the same period: the EQ/Moderate-Plus Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 12.86%, 18.40% and 5.73%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite a globally disruptive health crisis and economic turmoil, the Portfolio’s holdings produced positive gains for the year.

The Portfolio’s return is driven by its relative allocation to the following asset classes: 50% in U.S. equities in various capitalization ranges, 20% in international stocks and 30% in investment grade and high-yield bonds.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in U.S. equities, especially large-cap companies with outsized earnings growth. The U.S. equity market shrugged off a global coronavirus pandemic, COVID-19, that severely reduced economic activity for a significant portion of the reporting period. Initially, sectors such as large-cap technology thrived because COVID-19 accelerated their businesses. Later in the year, resolution of the U.S. presidential election, as well as positive vaccine news, continued a rally in cyclical and more value-oriented names, solidifying a broadening of the market.

U.S. small- and mid-sized holdings also contributed attractive returns. These companies rallied significantly, but lagged behind the handful of mega-cap tech companies that dominated the market for most of the year.

In the international stock markets, the Portfolio’s equity holdings enjoyed positive gains for the year, with developed markets lagging emerging markets. Around the world, the pandemic triggered monetary easing measures and unusually robust fiscal stimulus initiatives. Due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation, even emerging market countries were able to support their staggering economies.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns. After the initial crisis and flight to quality, the massive amounts of aid provided by both the U.S. Federal Reserve and the U.S. Congress resulted in notable stabilization in the second quarter and throughout the rest of 2020. Corporate bonds rallied for the year, bouncing back from their March lows swiftly but producing lower gains in the closing months of the year, as the stock market rally broadened out.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2020
Equity	72.1%
Fixed Income	27.9

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2020
ATM Large Cap Managed Volatility Portfolio	15.5%
EQ/Intermediate Government Bond Portfolio	9.6
ATM International Managed Volatility Portfolio	8.2
ATM Small Cap Managed Volatility Portfolio	7.8
EQ/Core Bond Index Portfolio	7.6
EQ/PIMCO Ultra Short Bond Portfolio	4.1
EQ/Large Cap Core Managed Volatility Portfolio	4.0
EQ/AB Small Cap Growth Portfolio	3.6
EQ/MFS International Growth Portfolio	3.6
EQ/Global Equity Managed Volatility Portfolio	3.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 - 12/31/20
Class A
Actual	$1,000.00	$1,183.10	$2.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.66	2.50
Class B
Actual	1,000.00	1,182.90	2.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.66	2.50
Class K
Actual	1,000.00	1,184.40	1.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.92	1.23

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2020

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (72.1%)
1290 VT Equity Income Portfolio‡	34,001,410	$141,452,496
1290 VT GAMCO Small Company Value Portfolio‡	2,890,346	183,743,904
1290 VT Micro Cap Portfolio‡	6,866,383	95,097,240
1290 VT Small Cap Value Portfolio‡	9,597,576	98,892,117
ATM International Managed Volatility Portfolio‡	66,950,448	738,572,016
ATM Large Cap Managed Volatility Portfolio‡	93,900,977	1,402,637,880
ATM Mid Cap Managed Volatility Portfolio‡	12,740,731	103,421,242
ATM Small Cap Managed Volatility Portfolio‡	53,117,041	702,543,102
EQ/AB Small Cap Growth Portfolio‡	14,920,232	326,678,831
EQ/American Century Mid Cap Value Portfolio‡	1,434,580	33,130,372
EQ/BlackRock Basic Value Equity Portfolio‡	6,977,449	153,099,847
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	6,605,909	108,608,599
EQ/Global Equity Managed Volatility Portfolio‡	14,195,657	273,788,439
EQ/International Core Managed Volatility Portfolio‡	15,247,179	178,935,876
EQ/International Equity Index Portfolio‡	755,855	7,584,200
EQ/International Value Managed Volatility Portfolio‡	14,535,976	199,039,168
EQ/Janus Enterprise Portfolio*‡	2,390,861	56,262,924
EQ/JPMorgan Value Opportunities Portfolio‡	8,385,673	169,209,524
EQ/Large Cap Core Managed Volatility Portfolio‡	31,277,714	363,398,966
EQ/Large Cap Growth Index Portfolio‡	903,277	19,470,623

EQ/Large Cap Growth Managed Volatility Portfolio‡	4,690,181	193,780,837
EQ/Large Cap Value Managed Volatility Portfolio‡	14,253,681	256,686,804
EQ/Loomis Sayles Growth Portfolio*‡	10,610,837	118,036,765
EQ/MFS International Growth Portfolio‡	37,382,093	323,128,329
EQ/Morgan Stanley Small Cap Growth Portfolio‡	12,258,681	215,925,221
EQ/T. Rowe Price Growth Stock Portfolio‡	900,479	67,230,823

Total Equity		6,530,356,145

Fixed Income (27.9%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	16,334,896	168,507,951
1290 VT High Yield Bond Portfolio‡	3,996,707	38,930,705
EQ/Core Bond Index Portfolio‡	65,657,136	687,209,224
EQ/Global Bond PLUS Portfolio‡	1,313,973	12,859,297
EQ/Intermediate Government Bond Portfolio‡	81,903,625	873,439,808
EQ/PIMCO Ultra Short Bond Portfolio‡	37,853,243	373,996,823
EQ/Quality Bond PLUS Portfolio‡	16,332,459	144,735,567
Multimanager Core Bond Portfolio‡	22,298,709	227,507,486

Total Fixed Income		2,527,186,861

Total Investments in Securities (100.0%) (Cost $6,649,693,055)		9,057,543,006
Other Assets Less Liabilities (0.0%)		4,205,539

Net Assets (100%)		$9,061,748,545

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	34,001,410	143,950,406	17,148,314	(13,422,779)	(11,653)	(6,211,792)	141,452,496	2,882,914	255,496
1290 VT GAMCO Small Company Value Portfolio	2,890,346	160,009,532	53,444,610	(55,659,909)	10,919,808	15,029,863	183,743,904	1,513,362	4,119,693
1290 VT Micro Cap Portfolio	6,866,383	60,613,797	18,087,121	(7,111,390)	437,310	23,070,402	95,097,240	188,115	11,094,054
1290 VT Small Cap Value Portfolio	9,597,576	92,385,236	14,711,679	(9,668,520)	(24,226)	1,487,948	98,892,117	1,485,076	—
ATM International Managed Volatility Portfolio	66,950,448	774,095,233	59,349,064	(111,974,547)	1,055,270	16,046,996	738,572,016	14,300,137	12,991,143
ATM Large Cap Managed Volatility Portfolio	93,900,977	1,468,101,005	234,152,281	(266,787,704)	41,990,491	(74,818,193)	1,402,637,880	14,988,421	214,753,247
ATM Mid Cap Managed Volatility Portfolio	12,740,731	79,366,242	31,594,996	(13,734,205)	83,052	6,111,157	103,421,242	844,260	9,189,179

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	53,117,041	585,303,741	135,325,396	(95,016,858)	2,995,297	73,935,526	702,543,102	5,688,281	46,750,794
EQ/AB Small Cap Growth Portfolio	14,920,232	293,023,927	87,863,324	(129,774,078)	34,601,610	40,964,048	326,678,831	792,768	38,044,142
EQ/American Century Mid Cap Value Portfolio(aa)	1,434,580	—	490,765	(2,000,000)	(3,089)	12,696,261	33,130,372	434,963	55,802
EQ/BlackRock Basic Value Equity Portfolio	6,977,449	181,399,133	13,801,121	(29,424,169)	9,515,590	(22,191,828)	153,099,847	2,925,913	10,860,351
EQ/Franklin Small Cap Value Managed Volatility Portfolio	6,605,909	89,603,564	24,207,151	(15,411,390)	(7,353)	10,216,627	108,608,599	878,971	5,643,226
EQ/Global Equity Managed Volatility Portfolio	14,195,657	297,279,602	37,861,716	(83,120,559)	9,682,226	12,085,454	273,788,439	2,137,061	14,504,845
EQ/International Core Managed Volatility Portfolio	15,247,179	194,936,130	14,018,299	(37,897,039)	5,993,595	1,884,891	178,935,876	2,589,605	3,415,489
EQ/International Equity Index Portfolio	755,855	37,261,850	190,880	(28,636,760)	12,608,168	(13,839,938)	7,584,200	151,616	35,962
EQ/International Value Managed Volatility Portfolio	14,535,976	154,992,987	45,731,370	(17,185,649)	(104,383)	15,604,843	199,039,168	2,785,900	2,137,216
EQ/Janus Enterprise Portfolio*(ab)	2,390,861	—	14,237,730	—	—	16,347,876	56,262,924	—	5,237,731
EQ/JPMorgan Value Opportunities Portfolio	8,385,673	139,503,182	24,109,009	(13,422,779)	249,653	18,770,459	169,209,524	1,910,610	2,488,495
EQ/Large Cap Core Managed Volatility Portfolio	31,277,714	367,706,429	45,392,751	(59,671,208)	11,349,719	(1,378,725)	363,398,966	3,029,949	38,034,737
EQ/Large Cap Growth Index Portfolio	903,277	15,749,169	1,157,970	(2,000,000)	721,292	3,842,192	19,470,623	86,767	1,071,203
EQ/Large Cap Growth Managed Volatility Portfolio	4,690,181	262,887,758	25,819,267	(122,502,689)	70,335,105	(42,758,604)	193,780,837	525,493	25,272,311
EQ/Large Cap Value Managed Volatility Portfolio	14,253,681	256,629,149	27,887,743	(24,608,429)	(405,422)	(2,816,237)	256,686,804	4,200,150	13,669,432
EQ/Loomis Sayles Growth Portfolio*	10,610,837	105,672,841	9,819,582	(17,185,649)	4,610,565	15,119,426	118,036,765	—	9,811,328
EQ/MFS International Growth Portfolio	37,382,093	348,348,593	47,602,113	(91,755,838)	23,449,455	(4,515,994)	323,128,329	1,981,087	27,591,310
EQ/Morgan Stanley Small Cap Growth Portfolio	12,258,681	125,239,143	34,491,051	(27,122,779)	7,033,765	76,284,041	215,925,221	3,155	30,477,990
EQ/T. Rowe Price Growth Stock Portfolio	900,479	59,511,049	1,821,812	(11,711,390)	4,444,477	13,164,875	67,230,823	265	1,816,593
Multimanager Mid Cap Growth Portfolio(ab)	—	24,589,219	9,916,956	(962,852)	2,324	(7,868,329)	—	—	916,955
Multimanager Mid Cap Value Portfolio(aa)	—	21,577,495	12,008,837	(962,852)	3,919	(10,680,964)	—	209,024	119,815
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	16,334,896	123,778,078	46,951,662	(4,474,260)	796	2,251,675	168,507,951	3,965,982	438,378
1290 VT High Yield Bond Portfolio	3,996,707	35,890,440	7,034,001	(4,474,260)	(18,503)	499,027	38,930,705	1,882,698	—
EQ/Core Bond Index Portfolio	65,657,136	674,269,964	207,745,458	(217,801,027)	10,506,226	12,488,603	687,209,224	11,683,849	4,472,431
EQ/Global Bond PLUS Portfolio	1,313,973	11,821,251	458,832	—	—	579,214	12,859,297	261,791	197,040

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Intermediate Government Bond Portfolio	81,903,625	899,936,374	223,155,787	(272,703,625)	5,705,056	17,346,216	873,439,808	10,673,000	5,110,590
EQ/PIMCO Ultra Short Bond Portfolio	37,853,243	364,062,426	82,544,132	(72,601,208)	234,423	(242,950)	373,996,823	3,776,068	—
EQ/Quality Bond PLUS Portfolio	16,332,459	151,963,544	50,024,266	(59,949,909)	2,184,821	512,845	144,735,567	2,220,244	3,292,467
Multimanager Core Bond Portfolio	22,298,709	203,815,388	60,030,241	(40,145,649)	25,582	3,781,924	227,507,486	4,566,300	4,063,688

Total		8,805,273,877	1,720,187,287	(1,960,881,959)	270,164,966	222,798,835	9,057,543,006	105,563,795	547,933,133

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged in a nontaxable transfer 2,400,355 Class K shares in Multimanager Mid Cap Value Portfolio for 1,509,531 Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $29,095,321 (at a cost of $21,946,435). These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged in a nontaxable transfer 3,326,277 Class K shares in Multimanager Mid Cap Growth Portfolio for 1,749,541 Class K shares of the EQ/Janus Enterprise Portfolio with a value of $37,140,956 (at a cost of $25,677,318). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,057,543,006	$—	$9,057,543,006

Total Assets	$—	$9,057,543,006	$—	$9,057,543,006

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,057,543,006	$—	$9,057,543,006

The Portfolio held no derivatives contracts during the year ended December 31, 2020.

Investment security transactions for the year ended December 31, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,720,187,287
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,960,881,959

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,369,607,035
Aggregate gross unrealized depreciation	(29,118,928)

Net unrealized appreciation	$2,340,488,107

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,717,054,899

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,649,693,055)	$9,057,543,006
Cash	7,071,033
Receivable for securities sold	2,584,369
Receivable for Portfolio shares sold	356,865
Other assets	34,252

Total assets	9,067,589,525

LIABILITIES
Distribution fees payable – Class B	1,839,460
Payable for Portfolio shares redeemed	1,832,254
Administrative fees payable	933,289
Investment management fees payable	698,686
Trustees’ fees payable	67,822
Distribution fees payable – Class A	46,256
Accrued expenses	423,213

Total liabilities	5,840,980

NET ASSETS	$9,061,748,545

Net assets were comprised of:
Paid in capital	$6,332,510,432
Total distributable earnings (loss)	2,729,238,113

Net assets	$9,061,748,545

Class A
Net asset value, offering and redemption price per share, $220,775,448 / 19,178,013 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.51

Class B
Net asset value, offering and redemption price per share, $8,774,905,504 / 761,917,508 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.52

Class K
Net asset value, offering and redemption price per share, $66,067,593 / 5,735,410 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.52

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$105,563,795
Interest	25,749

Total income	105,589,544

EXPENSES
Distribution fees – Class B	20,007,181
Administrative fees	10,210,409
Investment management fees	7,633,217
Printing and mailing expenses	1,041,176
Distribution fees – Class A	503,237
Professional fees	400,516
Trustees’ fees	293,917
Custodian fees	228,200
Miscellaneous	139,005

Total expenses	40,456,858

NET INVESTMENT INCOME (LOSS)	65,132,686

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	270,164,966
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	547,933,133

Net realized gain (loss)	818,098,099

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	222,798,835

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,040,896,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,106,029,620

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2020	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$65,132,686	$105,581,809
Net realized gain (loss)	818,098,099	482,502,748
Net change in unrealized appreciation (depreciation)	222,798,835	972,616,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,106,029,620	1,560,701,536

Distributions to shareholders:
Class A	(19,547,680)	(15,913,847)
Class B	(776,468,243)	(644,667,910)
Class K	(6,043,467)	(5,365,725)

Total distributions to shareholders	(802,059,390)	(665,947,482)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [657,766 and 1,011,273 shares, respectively]	7,142,255	11,130,500
Capital shares issued in reinvestment of dividends and distributions [ 1,743,298 and 1,452,750 shares, respectively]	19,547,680	15,913,847
Capital shares repurchased [(2,390,756) and (2,278,076) shares, respectively]	(25,887,238)	(24,977,603)

Total Class A transactions	802,697	2,066,744

Class B
Capital shares sold [9,314,447 and 7,944,542 shares, respectively]	101,339,523	87,097,062
Capital shares issued in reinvestment of dividends and distributions [ 69,218,010 and 58,832,738 shares, respectively]	776,468,243	644,667,910
Capital shares repurchased [(85,523,356) and (87,950,806) shares, respectively]	(924,819,010)	(965,362,265)

Total Class B transactions	(47,011,244)	(233,597,293)

Class K
Capital shares sold [189,261 and 257,323 shares, respectively]	2,072,060	2,831,978
Capital shares issued in reinvestment of dividends and distributions [ 538,269 and 489,221 shares, respectively]	6,043,467	5,365,725
Capital shares repurchased [(1,060,275) and (970,092) shares, respectively]	(11,575,834)	(10,711,466)

Total Class K transactions	(3,460,307)	(2,513,763)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,668,854)	(234,044,312)

TOTAL INCREASE (DECREASE) IN NET ASSETS	254,301,376	660,709,742
NET ASSETS:
Beginning of year	8,807,447,169	8,146,737,427

End of year	$9,061,748,545	$8,807,447,169

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2020		2019		2018		2017		2016
Net asset value, beginning of year	$11.09		$9.99		$11.49		$10.58		$10.38

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.14		0.12		0.10		0.08
Net realized and unrealized gain (loss)	1.41		1.83		(0.87)		1.47		0.68

Total from investment operations	1.50		1.97		(0.75)		1.57		0.76

Less distributions:
Dividends from net investment income	(0.27)		(0.17)		(0.18)		(0.16)		(0.10)
Distributions from net realized gains	(0.81)		(0.70)		(0.57)		(0.50)		(0.46)

Total dividends and distributions	(1.08)		(0.87)		(0.75)		(0.66)		(0.56)

Net asset value, end of year	$11.51		$11.09		$9.99		$11.49		$10.58

Total return	14.05%		20.01%		(6.84)%		14.94%		7.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$220,775		$212,498		$189,592		$225,874		$218,035
Ratio of expenses to average net assets:
After waivers (f)	0.49	%(j)	0.49	%(k)	0.50	%(m)	0.51	%(n)	0.51	%(o)
Before waivers (f)	0.49%		0.49%		0.50%		0.51%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.79%		1.26%		1.01%		0.86%		0.74%
Before waivers (f)(x)	0.79%		1.26%		1.01%		0.86%		0.74%
Portfolio turnover rate^	21%		12%		11%		8%		8%

	Year Ended December 31,
Class B	2020		2019		2018		2017		2016
Net asset value, beginning of year	$11.09		$9.99		$11.49		$10.59		$10.38

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.13		0.12		0.10		0.08
Net realized and unrealized gain (loss)	1.42		1.84		(0.87)		1.46		0.69

Total from investment operations	1.51		1.97		(0.75)		1.56		0.77

Less distributions:
Dividends from net investment income	(0.27)		(0.17)		(0.18)		(0.16)		(0.10)
Distributions from net realized gains	(0.81)		(0.70)		(0.57)		(0.50)		(0.46)

Total dividends and distributions	(1.08)		(0.87)		(0.75)		(0.66)		(0.56)

Net asset value, end of year	$11.52		$11.09		$9.99		$11.49		$10.59

Total return	14.13%		20.01%		(6.84)%		14.83%		7.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,774,906		$8,527,658		$7,894,299		$9,410,038		$9,033,114
Ratio of expenses to average net assets:
After waivers (f)	0.49	%(j)	0.49	%(k)	0.50	%(m)	0.51	%(n)	0.51	%(o)
Before waivers (f)	0.49%		0.49%		0.50%		0.51%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.79%		1.22%		1.01%		0.85%		0.74%
Before waivers (f)(x)	0.79%		1.22%		1.01%		0.85%		0.74%
Portfolio turnover rate^	21%		12%		11%		8%		8%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2020		2019		2018		2017		2016
Net asset value, beginning of year	$11.09		$9.99		$11.49		$10.58		$10.38

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.16		0.14		0.13		0.11
Net realized and unrealized gain (loss)	1.43		1.84		(0.86)		1.47		0.67

Total from investment operations	1.54		2.00		(0.72)		1.60		0.78

Less distributions:
Dividends from net investment income	(0.30)		(0.20)		(0.21)		(0.19)		(0.12)
Distributions from net realized gains	(0.81)		(0.70)		(0.57)		(0.50)		(0.46)

Total dividends and distributions	(1.11)		(0.90)		(0.78)		(0.69)		(0.58)

Net asset value, end of year	$11.52		$11.09		$9.99		$11.49		$10.58

Total return	14.38%		20.29%		(6.58)%		15.21%		7.51%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$66,068		$67,291		$62,847		$79,342		$77,074
Ratio of expenses to average net assets:
After waivers (f)	0.24	%(j)	0.24	%(k)	0.25	%(m)	0.26	%(n)	0.26	%(o)
Before waivers (f)	0.24%		0.24%		0.25%		0.26%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.99%		1.42%		1.24%		1.11%		1.02%
Before waivers (f)(x)	0.99%		1.42%		1.24%		1.11%		1.02%
Portfolio turnover rate^	21%		12%		11%		8%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class A, 1.13% for Class B and 0.88% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/20

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	15.41%	11.20%	8.88%
Portfolio – Class B Shares	15.41	11.17	8.85
Portfolio – Class K Shares*	15.75	11.46	11.02
EQ/Aggressive Allocation Index	14.46	11.58	10.12
S&P 500® Index	18.40	15.22	13.88
Bloomberg Barclays U.S. Intermediate Government Bond Index	5.73	2.89	2.46

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 15.41% for the year ended December 31, 2020. This compares to the returns of the following benchmarks over the same period: the EQ/Aggressive Allocation Index, the S&P 500® Index and the Bloomberg Barclays U.S. Intermediate Government Bond Index, which returned 14.46%, 18.40% and 5.73%, respectively.

Portfolio Highlights

The Portfolio holds allocations in a mixture of portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite a globally disruptive health crisis and economic turmoil, the Portfolio’s holdings produced positive gains for the year.

The Portfolio’s return is driven by its relative allocation to the following asset classes: 65% in U.S. equities in various capitalization ranges, 25% in international stocks and 10% in investment grade and high-yield bonds.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in U.S. equities, especially large-cap companies with outsized earnings growth. The U.S. equity market shrugged off a global coronavirus pandemic, COVID-19, that severely reduced economic activity for a significant portion of the reporting period. Initially, sectors such as large-cap technology thrived because COVID-19 accelerated their businesses. Later in the year, resolution of the U.S. presidential election, as well as positive vaccine news, continued a rally in cyclical and more value-oriented names, solidifying a broadening of the market.

U.S. small- and mid-sized holdings also contributed attractive returns. These companies rallied significantly, but lagged behind the handful of mega-cap tech companies that dominated the market for most of the year.

In the international stock markets, the Portfolio’s equity holdings enjoyed positive gains for the year, with developed markets lagging emerging markets. Around the world, the pandemic triggered monetary easing measures and unusually robust fiscal stimulus initiatives. Due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation, even emerging market countries were able to support their staggering economies.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns. After the initial crisis and flight to quality, the massive amounts of aid provided by both the U.S. Federal Reserve and the U.S. Congress resulted in notable stabilization in the second quarter and throughout the rest of 2020. Corporate bonds rallied for the year, bouncing back from their March lows swiftly but producing lower gains in the closing months of the year, as the stock market rally broadened out.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2020
Equity	91.8%
Fixed Income	8.2

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2020
ATM Large Cap Managed Volatility Portfolio	21.0%
ATM International Managed Volatility Portfolio	10.4
ATM Small Cap Managed Volatility Portfolio	8.8
EQ/Large Cap Core Managed Volatility Portfolio	5.3
EQ/MFS International Growth Portfolio	4.8
EQ/Global Equity Managed Volatility Portfolio	4.1
EQ/Large Cap Value Managed Volatility Portfolio	4.1
EQ/AB Small Cap Growth Portfolio	3.7
EQ/Large Cap Growth Managed Volatility Portfolio	3.6
EQ/Intermediate Government Bond Portfolio	3.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 - 12/31/20
Class A
Actual	$1,000.00	$1,230.10	$2.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.62	2.55
Class B
Actual	1,000.00	1,230.10	2.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.62	2.55
Class K
Actual	1,000.00	1,232.50	1.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.87	1.28

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.50%, 0.50% and 0.25%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2020

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (91.7%)
1290 VT Equity Income Portfolio‡	18,525,444	$77,069,461
1290 VT GAMCO Small Company Value Portfolio‡	1,290,309	82,026,980
1290 VT Micro Cap Portfolio‡	3,050,708	42,251,345
1290 VT Small Cap Value Portfolio‡	3,153,756	32,495,873
ATM International Managed Volatility Portfolio‡	33,729,089	372,086,557
ATM Large Cap Managed Volatility Portfolio‡	50,336,495	751,897,131
ATM Mid Cap Managed Volatility Portfolio‡	6,717,133	54,525,462
ATM Small Cap Managed Volatility Portfolio‡	23,812,793	314,955,673
EQ/AB Small Cap Growth Portfolio‡	5,963,501	130,570,987
EQ/American Century Mid Cap Value Portfolio‡	436,582	10,082,477
EQ/BlackRock Basic Value Equity Portfolio‡	4,091,402	89,773,929
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,155,405	51,878,417
EQ/Global Equity Managed Volatility Portfolio‡	7,679,992	148,122,287
EQ/International Core Managed Volatility Portfolio‡	7,132,807	83,708,276
EQ/International Equity Index Portfolio‡	739,831	7,423,418
EQ/International Value Managed Volatility Portfolio‡	7,698,293	105,411,687
EQ/Janus Enterprise Portfolio*‡	700,649	16,488,020
EQ/JPMorgan Value Opportunities Portfolio‡	3,230,744	65,191,262
EQ/Large Cap Core Managed Volatility Portfolio‡	16,387,104	190,392,961
EQ/Large Cap Growth Index Portfolio‡	379,033	8,170,254
EQ/Large Cap Growth Managed Volatility Portfolio‡	3,109,114	128,457,039
EQ/Large Cap Value Managed Volatility Portfolio‡	8,111,306	146,072,115

EQ/Loomis Sayles Growth Portfolio*‡	6,596,445	73,379,978
EQ/MFS International Growth Portfolio‡	19,958,720	172,521,850
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,749,207	101,266,906
EQ/T. Rowe Price Growth Stock Portfolio‡	316,597	23,637,488

Total Equity		3,279,857,833

Fixed Income (8.3%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,235,241	23,058,359
1290 VT High Yield Bond Portfolio‡	483,941	4,713,925
EQ/Core Bond Index Portfolio‡	7,802,166	81,662,414
EQ/Intermediate Government Bond Portfolio‡	10,057,036	107,250,630
EQ/PIMCO Ultra Short Bond Portfolio‡	3,655,635	36,118,325
EQ/Quality Bond PLUS Portfolio‡	1,756,818	15,568,633
Multimanager Core Bond Portfolio‡	2,570,572	26,226,822

Total Fixed Income		294,599,108

Total Investments in Securities (100.0%) (Cost $2,469,322,588)		3,574,456,941
Other Assets Less Liabilities (0.0%)		879,579

Net Assets (100%)		$3,575,336,520

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	18,525,444	76,886,798	9,834,138	(6,431,567)	(16,955)	(3,202,953)	77,069,461	1,571,246	138,908
1290 VT GAMCO Small Company Value Portfolio	1,290,309	81,303,421	6,412,447	(11,239,458)	2,361,389	3,189,181	82,026,980	676,569	1,780,902
1290 VT Micro Cap Portfolio	3,050,708	27,794,119	7,255,437	(2,411,837)	114,389	9,499,237	42,251,345	83,575	4,925,371
1290 VT Small Cap Value Portfolio	3,153,756	31,468,629	4,441,846	(4,019,729)	(89,264)	694,391	32,495,873	489,357	—
ATM International Managed Volatility Portfolio	33,729,089	377,564,282	19,297,642	(32,157,833)	132,770	7,249,696	372,086,557	7,202,308	6,475,424
ATM Large Cap Managed Volatility Portfolio	50,336,495	762,143,092	124,649,703	(117,113,016)	12,242,403	(30,025,051)	751,897,131	8,039,626	115,184,281
ATM Mid Cap Managed Volatility Portfolio	6,717,133	43,708,028	13,363,235	(4,999,438)	(22,215)	2,475,852	54,525,462	444,586	4,831,063

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	23,812,793	269,057,214	40,101,336	(19,994,700)	105,199	25,686,624	314,955,673	2,550,641	20,863,748
EQ/AB Small Cap Growth Portfolio	5,963,501	107,732,682	19,461,509	(18,667,079)	2,258,765	19,785,110	130,570,987	317,122	15,080,924
EQ/American Century Mid Cap Value Portfolio(aa)	436,582	—	149,353	—	—	4,664,767	10,082,477	132,371	16,982
EQ/BlackRock Basic Value Equity Portfolio	4,091,402	103,070,056	8,261,941	(14,397,350)	651,055	(7,811,773)	89,773,929	1,715,639	6,360,328
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,155,405	41,828,346	10,562,821	(4,715,783)	50,420	4,152,613	51,878,417	420,120	2,680,710
EQ/Global Equity Managed Volatility Portfolio	7,679,992	142,383,415	9,865,495	(13,863,133)	9,611	9,726,899	148,122,287	1,156,601	7,710,930
EQ/International Core Managed Volatility Portfolio	7,132,807	80,296,541	8,218,544	(8,843,404)	186,334	3,850,261	83,708,276	1,212,582	1,585,487
EQ/International Equity Index Portfolio	739,831	30,975,533	260,041	(22,819,729)	9,570,916	(10,563,343)	7,423,418	148,711	33,841
EQ/International Value Managed Volatility Portfolio	7,698,293	82,915,324	23,279,276	(4,019,729)	(2,347)	3,239,163	105,411,687	1,474,745	1,127,044
EQ/Janus Enterprise Portfolio*(ab)	700,649	—	1,534,933	—	—	5,314,078	16,488,020	—	1,534,933
EQ/JPMorgan Value Opportunities Portfolio	3,230,744	53,356,283	9,806,665	(5,627,621)	62,837	7,593,098	65,191,262	736,992	961,189
EQ/Large Cap Core Managed Volatility Portfolio	16,387,104	187,489,263	21,857,431	(24,686,808)	3,323,450	2,409,625	190,392,961	1,588,104	19,928,375
EQ/Large Cap Growth Index Portfolio	379,033	5,935,546	485,907	—	—	1,748,801	8,170,254	36,409	449,498
EQ/Large Cap Growth Managed Volatility Portfolio	3,109,114	136,381,586	17,407,100	(43,813,133)	22,261,511	(3,780,025)	128,457,039	348,087	16,811,049
EQ/Large Cap Value Managed Volatility Portfolio	8,111,306	144,715,389	18,419,722	(15,613,133)	113,632	(1,563,495)	146,072,115	2,391,462	7,780,296
EQ/Loomis Sayles Growth Portfolio*	6,596,445	66,229,227	6,299,034	(12,085,512)	3,682,964	9,254,265	73,379,978	—	6,159,555
EQ/MFS International Growth Portfolio	19,958,720	179,270,477	17,080,881	(31,802,591)	6,536,750	1,436,333	172,521,850	1,058,866	14,619,073
EQ/Morgan Stanley Small Cap Growth Portfolio	5,749,207	58,955,816	14,405,701	(10,127,621)	2,732,439	35,300,571	101,266,906	1,480	14,295,737
EQ/T. Rowe Price Growth Stock Portfolio	316,597	19,397,945	686,019	(2,411,837)	781,480	5,183,881	23,637,488	93	639,433
Multimanager Mid Cap Growth Portfolio(ab)	—	10,304,052	2,342,165	(314,091)	167	(2,693,284)	—	—	331,716
Multimanager Mid Cap Value Portfolio(aa)	—	7,689,679	2,104,105	(314,091)	(1,777)	(4,209,559)	—	59,532	34,124
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	2,235,241	24,411,961	618,974	(2,303,946)	(37,542)	368,912	23,058,359	543,446	60,031
1290 VT High Yield Bond Portfolio	483,941	4,268,680	376,764	—	—	68,481	4,713,925	226,764	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Bond Index Portfolio	7,802,166	74,803,848	27,568,108	(23,343,404)	610,026	2,023,836	81,662,414	1,390,403	532,229
EQ/Intermediate Government Bond Portfolio	10,057,036	104,043,569	27,244,187	(26,599,187)	648,491	1,913,570	107,250,630	1,310,947	625,773
EQ/PIMCO Ultra Short Bond Portfolio	3,655,635	35,553,189	6,042,729	(5,519,729)	17,185	24,951	36,118,325	365,239	—
EQ/Quality Bond PLUS Portfolio	1,756,818	11,466,968	8,257,253	(4,403,946)	79,068	169,290	15,568,633	238,329	353,426
Multimanager Core Bond Portfolio	2,570,572	21,731,832	9,346,071	(5,207,892)	2,424	354,387	26,226,822	496,065	469,010

Total		3,405,132,790	497,298,513	(499,868,327)	68,365,575	103,528,390	3,574,456,941	38,428,017	274,381,390

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged in a nontaxable transfer 683,639 Class K shares in Multimanager Mid Cap Value Portfolio for 429,926 Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $8,286,568 (at a cost of $5,268,356). These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged in a nontaxable transfer 1,203,307 Class K shares in Multimanager Mid Cap Growth Portfolio for 632,911 Class K shares of the EQ/Janus Enterprise Portfolio with a value of $13,436,038 (at a cost of $9,639,009). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,574,456,941	$—	$3,574,456,941

Total Assets	$—	$3,574,456,941	$—	$3,574,456,941

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,574,456,941	$—	$3,574,456,941

The Portfolio held no derivatives contracts during the year ended December 31, 2020.

Investment security transactions for the year ended December 31, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$497,298,513
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$499,868,327

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,095,097,568
Aggregate gross unrealized depreciation	(20,213,513)

Net unrealized appreciation	$1,074,884,055

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,499,572,886

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,469,322,588)	$3,574,456,941
Cash	2,379,609
Receivable for securities sold	1,042,066
Receivable for Portfolio shares sold	265,092
Other assets	12,743

Total assets	3,578,156,451

LIABILITIES
Payable for Portfolio shares redeemed	1,176,350
Distribution fees payable – Class B	722,021
Administrative fees payable	367,210
Investment management fees payable	289,238
Trustees’ fees payable	24,195
Distribution fees payable – Class A	17,873
Accrued expenses	223,044

Total liabilities	2,819,931

NET ASSETS	$3,575,336,520

Net assets were comprised of:
Paid in capital	$2,312,484,904
Total distributable earnings (loss)	1,262,851,616

Net assets	$3,575,336,520

Class A
Net asset value, offering and redemption price per share, $85,609,634 / 7,100,220 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.06

Class B
Net asset value, offering and redemption price per share, $3,453,574,881 / 286,375,486 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.06

Class K
Net asset value, offering and redemption price per share, $36,152,005 / 2,996,089 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.07

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$38,428,017
Interest	9,008

Total income	38,437,025

EXPENSES
Distribution fees – Class B	7,646,963
Administrative fees	3,911,382
Investment management fees	3,079,324
Printing and mailing expenses	410,459
Custodian fees	206,500
Distribution fees – Class A	191,120
Professional fees	177,798
Trustees’ fees	112,206
Miscellaneous	53,286

Total expenses	15,789,038

NET INVESTMENT INCOME (LOSS)	22,647,987

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	68,365,575
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	274,381,390

Net realized gain (loss)	342,746,965

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	103,528,390

NET REALIZED AND UNREALIZED GAIN (LOSS)	446,275,355

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$468,923,342

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2020	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,647,987	$37,447,098
Net realized gain (loss)	342,746,965	219,754,326
Net change in unrealized appreciation (depreciation)	103,528,390	450,617,245

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	468,923,342	707,818,669

Distributions to shareholders:
Class A	(7,620,328)	(7,416,435)
Class B	(305,521,696)	(291,945,429)
Class K	(3,264,679)	(2,965,235)

Total distributions to shareholders	(316,406,703)	(302,327,099)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [585,532 and 387,700 shares, respectively]	6,435,309	4,402,252
Capital shares issued in reinvestment of dividends and distributions [ 660,392 and 657,169 shares, respectively]	7,620,328	7,416,435
Capital shares repurchased [(1,342,563) and (1,124,567) shares, respectively]	(14,462,292)	(12,739,930)

Total Class A transactions	(406,655)	(921,243)

Class B
Capital shares sold [6,785,997 and 5,647,400 shares, respectively]	73,506,851	63,701,622
Capital shares issued in reinvestment of dividends and distributions [ 26,466,294 and 25,861,857 shares, respectively]	305,521,696	291,945,429
Capital shares repurchased [(33,026,302) and (31,626,865) shares, respectively]	(363,909,207)	(358,477,542)

Total Class B transactions	15,119,340	(2,830,491)

Class K
Capital shares sold [392,765 and 246,921 shares, respectively]	3,997,118	2,820,891
Capital shares issued in reinvestment of dividends and distributions [ 282,292 and 262,258 shares, respectively]	3,264,679	2,965,235
Capital shares repurchased [(546,489) and (629,664) shares, respectively]	(5,943,156)	(7,124,652)

Total Class K transactions	1,318,641	(1,338,526)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,031,326	(5,090,260)

TOTAL INCREASE (DECREASE) IN NET ASSETS	168,547,965	400,401,310
NET ASSETS:
Beginning of year	3,406,788,555	3,006,387,245

End of year	$3,575,336,520	$3,406,788,555

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2020		2019		2018		2017		2016
Net asset value, beginning of year	$11.50		$10.14		$11.99		$10.55		$10.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.13		0.12		0.10		0.08
Net realized and unrealized gain (loss)	1.61		2.31		(1.11)		1.90		0.82

Total from investment operations	1.69		2.44		(0.99)		2.00		0.90

Less distributions:
Dividends from net investment income	(0.31)		(0.18)		(0.19)		(0.17)		(0.10)
Distributions from net realized gains	(0.82)		(0.90)		(0.67)		(0.39)		(0.49)

Total dividends and distributions	(1.13)		(1.08)		(0.86)		(0.56)		(0.59)

Net asset value, end of year	$12.06		$11.50		$10.14		$11.99		$10.55

Total return	15.41%		24.46%		(8.72)%		19.17%		8.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$85,610		$82,758		$73,762		$83,800		$76,625
Ratio of expenses to average net assets (f)	0.50	%(j)	0.50	%(j)	0.51	%(k)	0.52	%(m)	0.52	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	0.70%		1.12%		0.98%		0.88%		0.75%
Portfolio turnover rate^	16%		11%		11%		8%		5%

	Year Ended December 31,
Class B	2020		2019		2018		2017		2016
Net asset value, beginning of year	$11.50		$10.14		$11.99		$10.55		$10.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.13		0.11		0.10		0.08
Net realized and unrealized gain (loss)	1.61		2.31		(1.10)		1.90		0.81

Total from investment operations	1.69		2.44		(0.99)		2.00		0.89

Less distributions:
Dividends from net investment income	(0.31)		(0.18)		(0.19)		(0.17)		(0.10)
Distributions from net realized gains	(0.82)		(0.90)		(0.67)		(0.39)		(0.49)

Total dividends and distributions	(1.13)		(1.08)		(0.86)		(0.56)		(0.59)

Net asset value, end of year	$12.06		$11.50		$10.14		$11.99		$10.55

Total return	15.41%		24.46%		(8.72)%		19.17%		8.70%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,453,575		$3,291,046		$2,902,334		$3,459,262		$3,123,018
Ratio of expenses to average net assets (f)	0.50	%(j)	0.50	%(j)	0.51	%(k)	0.52	%(m)	0.52	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	0.71%		1.14%		0.94%		0.86%		0.75%
Portfolio turnover rate^	16%		11%		11%		8%		5%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2020		2019		2018		2017		2016
Net asset value, beginning of year	$11.50		$10.14		$11.99		$10.55		$10.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.16		0.14		0.13		0.10
Net realized and unrealized gain (loss)	1.62		2.30		(1.10)		1.90		0.82

Total from investment operations	1.73		2.46		(0.96)		2.03		0.92

Less distributions:
Dividends from net investment income	(0.34)		(0.20)		(0.22)		(0.20)		(0.13)
Distributions from net realized gains	(0.82)		(0.90)		(0.67)		(0.39)		(0.49)

Total dividends and distributions	(1.16)		(1.10)		(0.89)		(0.59)		(0.62)

Net asset value, end of year	$12.07		$11.50		$10.14		$11.99		$10.55

Total return	15.75%		24.74%		(8.46)%		19.44%		8.97%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$36,152		$32,984		$30,292		$36,843		$32,090
Ratio of expenses to average net assets (f)	0.25	%(j)	0.25	%(j)	0.26	%(k)	0.27	%(m)	0.27	%(n)
Ratio of net investment income (loss) to average net assets (f)(x)	0.97%		1.38%		1.15%		1.13%		1.01%
Portfolio turnover rate^	16%		11%		11%		8%		5%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.19% for Class A, 1.19% for Class B and 0.94% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AXA Investment Managers, Inc.
➢	Brandywine Global Investment Management, LLC
➢

Loomis, Sayles & Company, L.P. (Effective May 1, 2020, AXA Investment Managers, Inc., Brandywine Global Investment Management, LLC, and Loomis, Sayles & Company, L.P. were added as sub-advisers to the portfolio.)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/20

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	14.86%	5.14%	3.70%
Portfolio – Class B Shares	14.64	5.11	3.66
Portfolio – Class K Shares*	15.08	5.38	3.76
Bloomberg Barclays U.S. Aggregate Bond Index†	7.51	4.44	3.84
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	6.43	3.64	3.11

* Date of inception 8/26/11.

    Returns for periods greater than one year are annualized.

†  In 2020, the Portfolio’s benchmark index against which the Portfolio measures its performance, the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, was replaced with the Bloomberg Barclays U.S. Aggregate Bond Index. The Investment Manager believes the Bloomberg Barclays U.S. Aggregate Bond Index serves as a better performance comparison for investors.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 14.64% for the year ended December 31, 2020. This compares to the returns of the following benchmarks over the same period: the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index, which returned 7.51% and 6.43%, respectively.

Asset Class Overview

The financial markets experienced significant volatility in 2020, as investors grappled with the persistent uncertainty surrounding COVID-19. The bulk of the market disruptions occurred in February and March, when world governments first aimed to contain the virus by locking down broad swaths of their economies. Higher-risk assets were hit hard in the ensuing sell-off, while demand for “safe-haven” investments surged. The U.S. Federal Reserve (Fed) sought to counter the extraordinary developments by cutting short-term interest rates to zero, reestablishing traditional quantitative easing (QE) through asset purchases in the Treasury and mortgage-backed securities (MBS) markets, and establishing lending, such as the Corporate Credit facility. Aided by the $2.2 trillion stimulus package passed by the U.S. Congress in late March, the Fed’s response fueled an impressive recovery in higher-risk assets from early spring onward. After pausing in the lead-up to the U.S. elections, the rally gained steam in November thanks to the long-awaited headline that coronavirus vaccines would soon become available to the public. The markets took this as an indication that economic conditions could gradually return to normal in 2021, boosting sentiment into year-end.

From a sector perspective, U.S. Treasurys were the primary beneficiaries of the first-quarter “flight to quality” and the Fed’s subsequent commitment to maintain its low-rate monetary policy indefinitely. Twelve-month returns were progressively higher along the yield curve, with 30-year issues generating the largest gain.

Although investment-grade corporate bonds suffered a sharp downturn in the February-March selloff, the category finished as the top performing major segment of the fixed-income market for the full, 12-month period. Corporates benefited from the gradual improvement in the credit outlook throughout the course of the year, together with rising demand for high-quality alternatives to low-yielding government debt. High-yield bonds also delivered positive returns, although they were unable to keep pace with investment-grade corporates. The category was supported by hopes for an economic recovery and reduced investor risk aversion. Lower-quality debt was

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

generally harder hit in the February-March downturn due to low market liquidity, tempering its return for the full year. Nevertheless, yield spreads — the difference between yields on below investment-grade debt and Treasurys of similar maturities — finished the year close to where they stood in February prior to the sell-off associated with COVID-19. Securitized assets, including mortgage backed securities (MBS), asset backed securities (ABS), and commercial mortgage backed securities (CMBS), posted positive total returns but failed to keep pace with the broader U.S. bond market. CMBS was the strongest performer in this segment despite concerns about the outlook for commercial real estate in the wake of the pandemic.

Portfolio Highlights

What helped performance during the year:

•	Allocation and issue selection both contributed to performance during the period.

•	Portfolio performance benefited from participating in multiple new issues which performed well.

•

The Portfolio was tilted toward risk during the period through allocations in securitized credit and corporate bonds. Spreads, or the additional compensation offered above risk free assets, declined during the period and this tail wind contributed to performance.

•	With economic recovery from China helping to fuel demand and improvements in risk sentiment stemming from progress on the vaccine front, emerging market currencies recorded strong gains.

What hurt performance during the year:

•

Both the Portfolio’s overweight positioning within the short duration segment of the market and its underweight positioning within the longest duration segment of the market detracted from relative performance during the period.

•	Other notable detractors from results were select developed market currency shorts.

•	Securitized agency holdings detracted from performance as an asset class due to the Portfolio’s allocation decision to be underweight during the period.

•	Government related holdings detracted from performance as an asset class due to both allocation and issue selection.

Portfolio Characteristics As of December 31, 2020
Weighted Average Life (Years)	7.37
Weighted Average Coupon (%)	4.05
Weighted Average Modified Duration (Years)*	3.71
Weighted Average Rating**	A+

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2020	% of Net Assets
U.S. Treasury Obligations	17.4%
Foreign Government Securities	13.6
Financials	13.3
Energy	10.1
Industrials	7.2
Mortgage-Backed Securities	7.0
Information Technology	5.7
Asset-Backed Securities	4.0
Consumer Discretionary	3.6
Commercial Mortgage-Backed Securities	3.6
Utilities	2.5
Communication Services	2.5
Materials	2.4
Consumer Staples	2.3
Health Care	1.6
Real Estate	1.0
Investment Companies	0.0
Cash and Other	2.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 - 12/31/20
Class A
Actual	$1,000.00	$1,079.10	$4.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.36	4.82
Class B
Actual	1,000.00	1,076.80	4.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.36	4.82
Class K
Actual	1,000.00	1,078.70	3.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.62	3.56

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2020

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.0%)
Ally Auto Receivables Trust,
Series 2017-4 A4 1.960%, 7/15/22	$154,319	$154,783
American Credit Acceptance Receivables Trust,
Series 2020-2 B 2.480%, 9/13/24§	100,000	102,329
Series 2020-4 C 1.310%, 12/14/26§	115,000	115,421
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A3 1.110%, 8/19/24	450,000	454,092
Series 2020-2 B 0.970%, 2/18/26	15,000	15,158
Series 2020-3 C 1.060%, 8/18/26	35,000	35,046
Carmax Auto Owner Trust,
Series 2020-1 A2 1.870%, 4/17/23	41,626	41,914
CNH Equipment Trust,
Series 2020-A A2 1.080%, 7/17/23	139,775	140,106
Series 2020-A A3 1.160%, 6/16/25	65,000	65,847
Credit Acceptance Auto Loan Trust,
Series 2020-1A A 2.010%, 2/15/29§	625,000	637,478
DT Auto Owner Trust,
Series 2020-2A A 1.140%, 1/16/24§	29,503	29,635
Series 2020-2A C 3.280%, 3/16/26§	80,000	84,050
Exeter Automobile Receivables Trust,
Series 2020-2A A 1.130%, 8/15/23§	31,539	31,626
Series 2020-2A C 3.280%, 5/15/25§	110,000	114,999
First Investors Auto Owner Trust,
Series 2019-2A A 2.210%, 9/16/24§	200,657	202,461
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	60,000	63,965
Series 2020-4 C 1.280%, 2/16/27§	65,000	65,469
Ford Credit Auto Owner Trust,
Series 2020-A A2 1.030%, 10/15/22	137,718	138,086
Series 2020-A A3 1.040%, 8/15/24	100,000	101,082
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	55,000	54,991
GM Financial Consumer Automobile Receivables Trust,
Series 2019-4 A3 1.750%, 7/16/24	70,000	71,047
Series 2020-1 A3 1.840%, 9/16/24	85,000	86,526
Honda Auto Receivables Owner Trust,
Series 2019-3 A4 1.850%, 8/15/25	70,000	72,026
Series 2020-2 A2 0.740%, 11/15/22	111,752	112,005
Series 2020-2 A3 0.820%, 7/15/24	115,000	116,048
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	235,968	241,369
Nissan Auto Receivables Owner Trust,
Series 2019-C A3 1.930%, 7/15/24	110,000	112,295
Onemain Financial Issuance Trust,
Series 2018-1A A 3.300%, 3/14/29§	300,000	302,722
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	50,000	53,535
Santander Drive Auto Receivables Trust,
Series 2019-2 C 2.900%, 10/15/24	514,000	525,876
Series 2020-2 B 0.960%, 11/15/24	20,000	20,123
Series 2020-4 C 1.010%, 1/15/26	40,000	40,137
Sofi Professional Loan Program LLC,
Series 2016-A A2 2.760%, 12/26/36§	113,327	115,036
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	120,000	123,880
Towd Point Mortgage Trust,
Series 2019-2 A2 3.750%, 12/25/58 (l)§	2,120,000	2,347,354
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	113,193
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	60,000	61,037
United Auto Credit Securitization Trust,
Series 2020-1 B 1.470%, 11/10/22§	165,000	165,107
Westlake Automobile Receivables Trust,
Series 2020-2A A2A 0.930%, 2/15/24§	191,981	192,594
Series 2020-2A C 2.010%, 7/15/25§	100,000	101,787
Series 2020-3A C 1.240%, 11/17/25§	35,000	35,167
World Financial Network Credit Card Master Trust,
Series 2018-B A 3.460%, 7/15/25	137,000	140,062
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	35,000	35,687

Total Asset-Backed Securities		7,833,151

Commercial Mortgage-Backed Securities (3.6%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	262,495

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

	Principal Amount	Value (Note 1)
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 A 1.139%, 5/15/36 (l)§	$2,500,000	$2,500,000
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	260,485
FREMF Mortgage Trust,
Series 2015-K48 B 3.640%, 8/25/48 (l)§	3,000,000	3,255,077
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	286,198
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4 2.118%, 8/15/53	355,000	370,273
Series 2020-C58 A4 2.092%, 7/15/53	100,000	104,374

Total Commercial Mortgage-Backed Securities		7,038,902

Convertible Bond (0.5%)
Information Technology (0.5%)
Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp. 1.500%, 2/1/24 (e)	1,050,000	1,043,643

Total Information Technology		1,043,643

Total Convertible Bond		1,043,643

Corporate Bonds (51.7%)
Communication Services (2.5%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 3.650%, 6/1/51	150,000	156,944
CCO Holdings LLC 5.750%, 2/15/26§	100,000	102,935
5.875%, 5/1/27§	36,000	37,485
4.750%, 3/1/30§	50,000	53,950
4.500%, 5/1/32§	70,000	74,741
CenturyLink, Inc. 5.125%, 12/15/26§	110,000	116,156
4.000%, 2/15/27§	56,000	57,680
Series G 6.875%, 1/15/28	60,000	69,513
Series W 6.750%, 12/1/23	30,000	33,262
Cincinnati Bell, Inc. 7.000%, 7/15/24§	140,000	145,600
Sprint Capital Corp. 8.750%, 3/15/32	50,000	79,063
Verizon Communications, Inc. 2.875%, 11/20/50	180,000	180,320
Windstream Escrow LLC 7.750%, 8/15/28§	36,000	36,252
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	110,000	110,476
6.125%, 3/1/28§	50,000	53,093

		1,307,470

Entertainment (0.6%)
Activision Blizzard, Inc. 2.500%, 9/15/50	115,000	111,330
Lions Gate Capital Holdings LLC 6.375%, 2/1/24§	20,000	20,525
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	78,000	78,975
6.500%, 5/15/27§	38,000	42,410
Walt Disney Co. (The) 4.700%, 3/23/50	600,000	846,809

		1,100,049

Interactive Media & Services (0.5%)
Rackspace Technology Global, Inc. 5.375%, 12/1/28§	44,000	46,099
Tencent Holdings Ltd. 3.240%, 6/3/50§	855,000	883,856

		929,955

Media (0.5%)
Charter Communications Operating LLC
3.700%, 4/1/51	40,000	41,282
Diamond Sports Group LLC
6.625%, 8/15/27§	128,000	77,440
DISH DBS Corp. 5.875%, 7/15/22	60,000	63,000
Gray Television, Inc. 4.750%, 10/15/30§	69,000	70,035
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	67,000	61,033
Meredith Corp. 6.875%, 2/1/26	90,000	87,975
Nexstar Broadcasting, Inc. 5.625%, 7/15/27§	64,000	68,880
Sinclair Television Group, Inc. 5.500%, 3/1/30§	70,000	73,062
Sirius XM Radio, Inc. 4.625%, 7/15/24§	70,000	72,539
TEGNA, Inc. 5.500%, 9/15/24§	12,000	12,240
5.000%, 9/15/29	45,000	47,412
ViacomCBS, Inc. 6.875%, 4/30/36	170,000	244,452
Ziggo Bond Co. BV 6.000%, 1/15/27§	170,000	179,651

		1,099,001

Wireless Telecommunication Services (0.2%)
Sprint Corp. 7.875%, 9/15/23	60,000	69,318
7.625%, 3/1/26	60,000	74,337
T-Mobile USA, Inc. 6.000%, 3/1/23	50,000	50,063
6.000%, 4/15/24	70,000	70,683
6.500%, 1/15/26	36,000	37,260
3.300%, 2/15/51§	180,000	185,400

		487,061

Total Communication Services		4,923,536

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

	Principal Amount	Value (Note 1)
Consumer Discretionary (3.6%)
Auto Components (0.0%)
Icahn Enterprises LP 4.750%, 9/15/24	$70,000	$72,975
5.250%, 5/15/27	17,000	18,317

		91,292

Automobiles (1.2%)
BMW US Capital LLC 3.400%, 8/13/21§	335,000	341,223
Ford Motor Co. 9.000%, 4/22/25	110,000	134,861
9.625%, 4/22/30	41,000	57,810
General Motors Co. 6.800%, 10/1/27	280,000	358,894
6.250%, 10/2/43	495,000	657,958
Hyundai Capital America 3.500%, 11/2/26§	240,000	260,250
Nissan Motor Co. Ltd. 4.345%, 9/17/27§	250,000	276,125
Volkswagen Group of America Finance LLC
1.250%, 11/24/25§	230,000	231,280

		2,318,401

Distributors (0.1%)
Core & Main LP 6.125%, 8/15/25§	48,000	49,500
Performance Food Group, Inc. 5.500%, 6/1/24§	40,000	40,200
6.875%, 5/1/25§	50,000	53,677
Univar Solutions USA, Inc. 5.125%, 12/1/27§	52,000	54,860

		198,237

Hotels, Restaurants & Leisure (1.4%)
1011778 BC ULC 5.750%, 4/15/25§	52,000	55,445
Affinity Gaming 6.875%, 12/15/27§	7,000	7,335
Caesars Entertainment, Inc. 6.250%, 7/1/25§	61,000	64,813
Choice Hotels International, Inc. 3.700%, 1/15/31	30,000	33,248
Churchill Downs, Inc. 5.500%, 4/1/27§	50,000	52,937
Dave & Buster’s, Inc. 7.625%, 11/1/25§	20,000	21,050
Golden Entertainment, Inc. 7.625%, 4/15/26§	60,000	64,425
Hilton Domestic Operating Co., Inc. 5.125%, 5/1/26	18,000	18,630
5.750%, 5/1/28§	44,000	48,015
IRB Holding Corp. 6.750%, 2/15/26§	28,000	28,980
LTF Merger Sub, Inc. 8.500%, 6/15/23§	150,000	145,125
Marriott International, Inc.
Series GG 3.500%, 10/15/32	1,900,000	2,066,589
Powdr Corp. 6.000%, 8/1/25§	21,000	22,076
Sizzling Platter LLC 8.500%, 11/28/25§	43,000	44,729
Station Casinos LLC 4.500%, 2/15/28§	70,000	70,525
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	49,000	50,852

		2,794,774

Household Durables (0.1%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	54,000	57,712
Picasso Finance Sub, Inc. 6.125%, 6/15/25§	20,000	21,403
Williams Scotsman International, Inc. 4.625%, 8/15/28§	22,000	22,798

		101,913

Internet & Direct Marketing Retail (0.3%)
eBay, Inc. 1.900%, 3/11/25	90,000	93,749
Expedia Group, Inc. 6.250%, 5/1/25§	170,000	196,877
Getty Images, Inc. 9.750%, 3/1/27§	158,000	165,900
Photo Holdings Merger Sub, Inc. 8.500%, 10/1/26§	124,000	130,820

		587,346

Leisure Products (0.1%)
Hasbro, Inc. 3.550%, 11/19/26	170,000	187,520

Specialty Retail (0.3%)
Asbury Automotive Group, Inc. 4.750%, 3/1/30	19,000	20,306
AutoNation, Inc. 3.500%, 11/15/24	170,000	184,150
Best Buy Co., Inc. 4.450%, 10/1/28	115,000	138,730
Ken Garff Automotive LLC 4.875%, 9/15/28§	43,000	44,720
LBM Acquisition LLC 6.250%, 1/15/29§	15,000	15,563
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	97,000	102,552
SRS Distribution, Inc. 8.250%, 7/1/26§	45,000	47,925
White Cap Buyer LLC 6.875%, 10/15/28§	52,000	55,380

		609,326

Textiles, Apparel & Luxury Goods (0.1%)
G-III Apparel Group Ltd. 7.875%, 8/15/25§	110,000	119,900
Levi Strauss & Co. 5.000%, 5/1/25	50,000	51,250
PVH Corp. 4.625%, 7/10/25	55,000	61,161
Wolverine World Wide, Inc. 6.375%, 5/15/25§	37,000	39,359

		271,670

Total Consumer Discretionary		7,160,479

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

	Principal Amount	Value (Note 1)
Consumer Staples (2.3%)
Beverages (0.1%)
Pernod Ricard International Finance LLC
2.750%, 10/1/50§	$175,000	$174,082

Food & Staples Retailing (1.0%)
United Natural Foods, Inc. 6.750%, 10/15/28§	38,000	39,473
Walgreens Boots Alliance, Inc. 4.650%, 6/1/46	835,000	923,436
4.100%, 4/15/50	945,000	976,783

		1,939,692

Food Products (0.9%)
B&G Foods, Inc. 5.250%, 4/1/25	50,000	51,500
5.250%, 9/15/27	40,000	42,340
BRF SA 4.875%, 1/24/30§	415,000	450,405
Bunge Ltd. Finance Corp. 3.000%, 9/25/22	170,000	176,445
Clearwater Seafoods, Inc. 6.875%, 5/1/25§	70,000	73,244
Kraft Heinz Foods Co. 6.875%, 1/26/39	70,000	97,533
4.375%, 6/1/46	76,000	82,918
Lamb Weston Holdings, Inc. 4.875%, 11/1/26§	30,000	31,200
Mondelez International Holdings Netherlands BV
2.250%, 9/19/24§	240,000	253,604
Mondelez International, Inc. 2.625%, 9/4/50	85,000	85,850
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	44,000	47,723
Post Holdings, Inc. 5.750%, 3/1/27§	90,000	95,175
4.625%, 4/15/30§	50,000	52,473
Sigma Holdco BV 7.875%, 5/15/26§	200,000	205,000

		1,745,410

Household Products (0.2%)
Central Garden & Pet Co. 4.125%, 10/15/30	36,000	37,575
Energizer Holdings, Inc. 7.750%, 1/15/27§	50,000	55,560
4.750%, 6/15/28§	58,000	60,755
Kronos Acquisition Holdings, Inc. 9.000%, 8/15/23§	154,000	157,465
5.000%, 12/31/26§	30,000	31,296
Spectrum Brands, Inc. 5.750%, 7/15/25	80,000	82,500
5.500%, 7/15/30§	10,000	10,800

		435,951

Personal Products (0.1%)
Edgewell Personal Care Co. 5.500%, 6/1/28§	54,000	57,831
Prestige Brands, Inc. 6.375%, 3/1/24§	110,000	112,750

		170,581

Tobacco (0.0%)
BAT Capital Corp. 3.984%, 9/25/50	100,000	104,203

Total Consumer Staples		4,569,919

Energy (10.1%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC 2.773%, 12/15/22	235,000	245,106
National Oilwell Varco, Inc. 3.600%, 12/1/29	60,000	62,642
Precision Drilling Corp. 7.750%, 12/15/23	50,000	46,250
7.125%, 1/15/26§	50,000	44,000

		397,998

Oil, Gas & Consumable Fuels (9.9%)
Aker BP ASA 3.750%, 1/15/30§	170,000	178,252
American Midstream Partners LP 9.500%, 12/15/21 (e)§	160,000	158,400
Apache Corp. 4.250%, 1/15/44	1,220,000	1,200,175
Ascent Resources Utica Holdings LLC 7.000%, 11/1/26§	100,000	95,500
Blue Racer Midstream LLC 6.125%, 11/15/22§	118,000	118,138
7.625%, 12/15/25§	24,000	25,560
6.625%, 7/15/26§	70,000	70,525
BP Capital Markets America, Inc. 2.939%, 6/4/51	90,000	91,889
BP Capital Markets plc 3.814%, 2/10/24	350,000	383,248
Calumet Specialty Products Partners LP
11.000%, 4/15/25§	60,000	60,225
Canadian Natural Resources Ltd. 2.950%, 7/15/30	45,000	47,671
Chevron Corp. 1.141%, 5/11/23	325,000	331,626
Chevron USA, Inc. 2.343%, 8/12/50	90,000	86,948
Concho Resources, Inc. 4.875%, 10/1/47	735,000	997,748
Crestwood Midstream Partners LP 6.250%, 4/1/23 (e)	110,000	110,137
5.625%, 5/1/27§	70,000	68,950
CrownRock LP 5.625%, 10/15/25§	90,000	91,575
Devon Energy Corp. 5.600%, 7/15/41	195,000	237,900
4.750%, 5/15/42	65,000	73,512
5.000%, 6/15/45	75,000	87,944
Diamondback Energy, Inc. 4.750%, 5/31/25	145,000	163,487
Endeavor Energy Resources LP 6.625%, 7/15/25§	13,000	13,877
Energy Transfer Operating LP 7.500%, 7/1/38	170,000	221,074
Equinor ASA 3.250%, 11/18/49	170,000	186,101
Exxon Mobil Corp. 4.114%, 3/1/46	735,000	897,840

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

	Principal Amount	Value (Note 1)
Genesis Energy LP 8.000%, 1/15/27	$32,000	$31,686
7.750%, 2/1/28	110,000	105,463
Gray Oak Pipeline LLC 3.450%, 10/15/27§	10,000	10,448
Hess Corp. 5.600%, 2/15/41	1,740,000	2,112,464
Hilcorp Energy I LP 6.250%, 11/1/28§	70,000	71,400
Holly Energy Partners LP 5.000%, 2/1/28§	54,000	54,405
Kinder Morgan Energy Partners LP 4.150%, 2/1/24	225,000	246,142
Marathon Oil Corp. 6.600%, 10/1/37	1,820,000	2,237,691
NuStar Logistics LP 5.750%, 10/1/25	38,000	40,517
Occidental Petroleum Corp. 2.700%, 2/15/23	12,000	11,974
2.900%, 8/15/24	44,000	42,340
3.500%, 8/15/29	1,320,000	1,208,024
6.625%, 9/1/30	45,000	48,769
6.125%, 1/1/31	23,000	24,615
6.450%, 9/15/36	62,000	64,790
4.200%, 3/15/48	1,395,000	1,143,900
ONEOK, Inc. 7.150%, 1/15/51	120,000	162,470
PBF Logistics LP 6.875%, 5/15/23	110,000	105,188
Petrobras Global Finance BV 6.900%, 3/19/49	1,350,000	1,712,813
Petroleos Mexicanos 7.690%, 1/23/50	2,175,000	2,192,944
Plains All American Pipeline LP 3.800%, 9/15/30	20,000	21,375
Saudi Arabian Oil Co. 3.250%, 11/24/50§	600,000	604,500
Southwestern Energy Co. 7.750%, 10/1/27	50,000	53,750
Summit Midstream Holdings LLC 5.500%, 8/15/22	100,000	90,000
Targa Resources Partners LP 5.875%, 4/15/26	40,000	42,409
4.875%, 2/1/31§	48,000	52,300
Total Capital International SA 3.127%, 5/29/50	555,000	600,474
Valero Energy Corp. 2.150%, 9/15/27	110,000	111,801
Williams Cos., Inc. (The) 3.600%, 3/15/22	165,000	170,289
WPX Energy, Inc. 4.500%, 1/15/30	60,000	63,300

		19,436,543

Total Energy		19,834,541

Financials (13.3%)
Banks (6.3%)
ANZ New Zealand Int’l Ltd. 1.900%, 2/13/23§	350,000	360,579
Bank of America Corp.
(SOFR + 1.15%), 1.319%, 6/19/26 (k)	240,000	245,204
(ICE LIBOR USD 3 Month + 1.32%), 4.078%, 4/23/40 (k)	170,000	207,929
(ICE LIBOR USD 3 Month + 3.15%), 4.083%, 3/20/51 (k)	855,000	1,075,519
Bank of Montreal 2.500%, 6/28/24	240,000	255,638
Bank of New Zealand 2.000%, 2/21/25§	250,000	262,473
Bank of Nova Scotia (The)
(SOFR + 0.55%), 0.633%, 9/15/23 (k)	2,015,000	2,025,659
Banque Federative du Credit Mutuel SA
2.375%, 11/21/24§	240,000	253,891
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)	240,000	262,553
BNP Paribas SA
(ICE LIBOR USD 3 Month + 1.11%), 2.819%, 11/19/25 (k)§	240,000	255,951
(SOFR + 2.07%), 2.219%, 6/9/26 (k)§	200,000	209,006
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24 (k)	675,000	694,873
Comerica Bank
2.500%, 7/23/24	250,000	265,822
Cooperatieve Rabobank UA
3.950%, 11/9/22	250,000	264,966
Credit Agricole SA
(SOFR + 1.68%), 1.907%, 6/16/26 (k)§	250,000	258,571
HSBC Bank Canada
0.950%, 5/14/23§	350,000	354,409
Itau Unibanco Holding SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.125%, 12/12/22 (k)(m)(y)	940,000	962,031
JPMorgan Chase & Co.
(SOFR + 1.46%), 1.514%, 6/1/24 (k)	340,000	348,756
(SOFR + 1.51%), 2.525%, 11/19/41 (k)	250,000	255,442
KeyCorp
2.250%, 4/6/27	160,000	170,680
Lloyds Banking Group plc
4.050%, 8/16/23	350,000	380,982
NatWest Markets plc
2.375%, 5/21/23§	350,000	363,988
Royal Bank of Canada
1.950%, 1/17/23	350,000	361,391
1.150%, 6/10/25	320,000	325,880
Santander Holdings USA, Inc.
3.450%, 6/2/25	175,000	191,494
Santander UK plc
2.875%, 6/18/24	240,000	256,752
Societe Generale SA
2.625%, 1/22/25§	240,000	253,643
Toronto-Dominion Bank (The)
0.750%, 9/11/25	160,000	160,391
Truist Financial Corp.
1.125%, 8/3/27	265,000	266,583

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

	Principal Amount	Value (Note 1)
US Bancorp
1.450%, 5/12/25	$410,000	$425,509
Wells Fargo & Co.
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	65,000	68,868
Westpac Banking Corp.
2.000%, 1/13/23	350,000	361,828

		12,407,261

Capital Markets (2.4%)
Ares Capital Corp.
3.625%, 1/19/22	170,000	174,717
4.250%, 3/1/25	225,000	243,756
Bank of New York Mellon Corp. (The)
1.850%, 1/27/23	350,000	361,477
Charles Schwab Corp. (The)
1.650%, 3/11/31	250,000	252,278
Credit Suisse Group AG
(SOFR + 2.04%), 2.193%, 6/5/26 (k)§	250,000	260,292
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	240,000	262,412
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	150,000	153,164
FS KKR Capital Corp.
4.625%, 7/15/24	390,000	410,568
3.400%, 1/15/26	145,000	144,111
Goldman Sachs BDC, Inc.
2.875%, 1/15/26	210,000	214,201
Goldman Sachs Group, Inc. (The)
3.500%, 4/1/25	225,000	249,480
Series VAR
(SOFR + 0.79%), 1.093%, 12/9/26(k)	210,000	212,325
Intercontinental Exchange, Inc.
3.000%, 6/15/50	125,000	132,344
Morgan Stanley
4.875%, 11/1/22	220,000	237,193
MSCI, Inc.
4.750%, 8/1/26§	24,000	25,020
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	185,000	191,640
Owl Rock Capital Corp.
4.000%, 3/30/25	825,000	859,734
4.250%, 1/15/26	75,000	78,848
3.400%, 7/15/26	160,000	161,883
Owl Rock Technology Finance Corp.
3.750%, 6/17/26§	85,000	85,278
S&P Global, Inc.
2.300%, 8/15/60	45,000	42,356

		4,753,077

Consumer Finance (2.1%)
AerCap Ireland Capital DAC
3.150%, 2/15/24	155,000	162,790
Ally Financial, Inc.
1.450%, 10/2/23	245,000	249,672
American Honda Finance Corp.
3.625%, 10/10/23	325,000	352,466
Avolon Holdings Funding Ltd.
4.250%, 4/15/26§	170,000	182,649
Capital One Financial Corp.
3.650%, 5/11/27	350,000	400,875
Caterpillar Financial Services Corp.
0.950%, 5/13/22	340,000	343,072
0.800%, 11/13/25	290,000	291,803
Curo Group Holdings Corp.
8.250%, 9/1/25§	78,000	74,247
Enova International, Inc.
8.500%, 9/1/24§	80,000	79,200
General Motors Financial Co., Inc.
(SOFR + 1.20%), 1.290%, 11/17/23 (k)	1,455,000	1,458,826
5.250%, 3/1/26	170,000	199,846
Harley-Davidson Financial Services, Inc.
4.050%, 2/4/22§	170,000	175,487
OneMain Finance Corp.
8.875%, 6/1/25	37,000	41,856
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	30,000	32,816
Toyota Motor Credit Corp.
1.150%, 8/13/27	85,000	84,668

		4,130,273

Diversified Financial Services (0.8%)
AIG Global Funding 2.300%, 7/1/22§	350,000	359,967
Cardtronics, Inc. 5.500%, 5/1/25§	70,000	72,363
Element Fleet Management Corp. 3.850%, 6/15/25§	110,000	117,924
GE Capital Funding LLC 4.050%, 5/15/27§	210,000	239,089
ORIX Corp. 3.250%, 12/4/24	230,000	250,904
Refinitiv US Holdings, Inc. 6.250%, 5/15/26§	120,000	128,100
8.250%, 11/15/26§	60,000	65,475
Shift4 Payments LLC 4.625%, 11/1/26§	36,000	37,170
Verscend Escrow Corp. 9.750%, 8/15/26§	140,000	152,600

		1,423,592

Insurance (1.6%)
Acrisure LLC 8.125%, 2/15/24§	142,000	150,338
7.000%, 11/15/25§	30,000	31,194
Aflac, Inc. 4.750%, 1/15/49	130,000	178,821
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	95,000	101,650
Assurant, Inc. 4.200%, 9/27/23	170,000	186,458
AssuredPartners, Inc. 5.625%, 1/15/29§	16,000	16,700
Athene Global Funding 1.200%, 10/13/23§	140,000	141,185
2.550%, 11/19/30§	250,000	250,253
Brighthouse Financial, Inc. 3.700%, 6/22/27	96,000	103,234
4.700%, 6/22/47	72,000	75,369
Global Atlantic Fin Co. 4.400%, 10/15/29§	150,000	165,837

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

	Principal Amount	Value (Note 1)
Great-West Lifeco US Finance 2020 LP
0.904%, 8/12/25§	$160,000	$160,083
HUB International Ltd. 7.000%, 5/1/26§	119,000	124,093
Manulife Financial Corp. 2.484%, 5/19/27	45,000	48,454
Markel Corp. 3.350%, 9/17/29	135,000	151,652
Marsh & McLennan Cos., Inc. 2.250%, 11/15/30	300,000	316,865
NFP Corp. 6.875%, 8/15/28§	65,000	69,399
Reliance Standard Life Global Funding II
3.850%, 9/19/23§	330,000	353,899
Teachers Insurance & Annuity Association of America
3.300%, 5/15/50§	390,000	427,123
Unum Group 4.500%, 12/15/49	105,000	109,419

		3,162,026

Thrifts & Mortgage Finance (0.1%)
Freedom Mortgage Corp. 8.250%, 4/15/25§	130,000	135,850
7.625%, 5/1/26§	32,000	33,766

		169,616

Total Financials		26,045,845

Health Care (1.6%)
Biotechnology (0.1%)
Regeneron Pharmaceuticals, Inc. 2.800%, 9/15/50	90,000	86,890

Health Care Equipment & Supplies (0.2%)
DH Europe Finance II SARL 2.200%, 11/15/24	240,000	253,882
Hill-Rom Holdings, Inc. 5.000%, 2/15/25§	60,000	61,650
Varex Imaging Corp. 7.875%, 10/15/27§	67,000	70,936

		386,468

Health Care Providers & Services (0.6%)
Acadia Healthcare Co., Inc. 5.000%, 4/15/29§	20,000	21,350
AdaptHealth LLC 6.125%, 8/1/28§	56,000	60,341
4.625%, 8/1/29§	34,000	34,850
AmerisourceBergen Corp. 2.800%, 5/15/30	100,000	108,480
Centene Corp. 5.375%, 6/1/26§	104,000	109,460
5.375%, 8/15/26§	60,000	63,300
3.000%, 10/15/30	125,000	132,487
CVS Health Corp. 4.300%, 3/25/28	96,000	113,516
1.875%, 2/28/31	215,000	217,622
HCA, Inc. 7.690%, 6/15/25	30,000	36,038
Tenet Healthcare Corp. 4.875%, 1/1/26§	68,000	71,060
Universal Health Services, Inc. 2.650%, 10/15/30§	90,000	93,261
Vizient, Inc. 6.250%, 5/15/27§	36,000	38,520
West Street Merger Sub, Inc. 6.375%, 9/1/25§	106,000	108,650

		1,208,935

Pharmaceuticals (0.7%)
Bausch Health Americas, Inc. 9.250%, 4/1/26§	120,000	133,994
Bausch Health Cos., Inc. 7.000%, 3/15/24§	170,000	174,250
5.500%, 11/1/25§	60,000	62,178
6.250%, 2/15/29§	69,000	74,951
Bayer US Finance II LLC 3.375%, 7/15/24§	170,000	184,514
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26§	60,000	61,200
5.000%, 7/15/27§	40,000	42,246
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	200,000	207,945
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	78,000	84,922
Johnson & Johnson 3.400%, 1/15/38	170,000	203,770
P&L Development LLC 7.750%, 11/15/25§	69,000	74,175
Royalty Pharma plc 3.550%, 9/2/50§	90,000	95,483
Viatris, Inc. 4.000%, 6/22/50§	20,000	22,859

		1,422,487

Total Health Care		3,104,780

Industrials (7.2%)
Aerospace & Defense (2.4%)
Boeing Co. (The) 3.625%, 2/1/31	85,000	92,757
3.750%, 2/1/50	2,160,000	2,222,997
5.805%, 5/1/50	395,000	542,815
3.950%, 8/1/59	295,000	312,121
Embraer Netherlands Finance BV 6.950%, 1/17/28§	960,000	1,084,800
Howmet Aerospace, Inc. 6.875%, 5/1/25	90,000	106,023
Raytheon Technologies Corp. 4.500%, 6/1/42	130,000	168,697
Spirit AeroSystems, Inc. 7.500%, 4/15/25§	90,000	96,300

		4,626,510

Air Freight & Logistics (0.0%)
XPO Logistics, Inc. 6.250%, 5/1/25§	76,000	81,320

Airlines (1.4%)
Delta Air Lines, Inc. 7.000%, 5/1/25§	405,000	469,121
4.750%, 10/20/28§	960,000	1,044,998
Southwest Airlines Co. 5.125%, 6/15/27	1,020,000	1,211,158

		2,725,277

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

	Principal Amount	Value (Note 1)
Building Products (0.1%)
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	$2,000	$2,075
Forterra Finance LLC 6.500%, 7/15/25§	28,000	30,219
JELD-WEN, Inc. 6.250%, 5/15/25§	52,000	55,900
Standard Industries, Inc. 4.375%, 7/15/30§	31,000	33,179
Summit Materials LLC 5.250%, 1/15/29§	84,000	88,200

		209,573

Commercial Services & Supplies (0.6%)
ACCO Brands Corp. 5.250%, 12/15/24§	70,000	71,925
ADT Security Corp. (The) 4.125%, 6/15/23	50,000	53,307
4.875%, 7/15/32§	70,000	76,125
Allied Universal Holdco LLC 6.625%, 7/15/26§	108,000	114,890
9.750%, 7/15/27§	114,000	123,690
Aramark Services, Inc. 5.000%, 4/1/25§	54,000	55,620
6.375%, 5/1/25§	60,000	63,975
Brink’s Co. (The) 5.500%, 7/15/25§	23,000	24,380
Covanta Holding Corp. 5.000%, 9/1/30	25,000	26,686
Garda World Security Corp. 9.500%, 11/1/27§	90,000	99,900
GFL Environmental, Inc. 5.125%, 12/15/26§	40,000	42,600
Interface, Inc. 5.500%, 12/1/28§	20,000	21,100
KAR Auction Services, Inc. 5.125%, 6/1/25§	66,000	67,916
Matthews International Corp. 5.250%, 12/1/25§	138,000	139,380
Nielsen Co. Luxembourg SARL (The) 5.500%, 10/1/21§	22,000	22,076
Nielsen Finance LLC 5.000%, 4/15/22§	17,000	17,045
5.625%, 10/1/28§	36,000	39,071
5.875%, 10/1/30§	72,000	81,450
Stericycle, Inc. 3.875%, 1/15/29§	18,000	18,444
Waste Management, Inc. 1.500%, 3/15/31	85,000	84,139

		1,243,719

Construction & Engineering (0.6%)
MasTec, Inc. 4.500%, 8/15/28§	38,000	39,805
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	120,000	123,900
Pike Corp. 5.500%, 9/1/28§	29,000	30,414
PowerTeam Services LLC 9.033%, 12/4/25§	97,333	108,294
Valmont Industries, Inc. 5.000%, 10/1/44	703,000	832,891
Weekley Homes LLC 4.875%, 9/15/28§	48,000	50,220

		1,185,524

Industrial Conglomerates (1.0%)
General Electric Co. 4.350%, 5/1/50	1,665,000	2,014,450

Machinery (0.2%)
Clark Equipment Co. 5.875%, 6/1/25§	17,000	17,935
Hillenbrand, Inc. 5.750%, 6/15/25	9,000	9,731
Mueller Water Products, Inc. 5.500%, 6/15/26§	56,000	58,030
Stanley Black & Decker, Inc. 2.750%, 11/15/50	85,000	88,570
Welbilt, Inc. 9.500%, 2/15/24	130,000	133,900

		308,166

Professional Services (0.1%)
Dun & Bradstreet Corp. (The) 6.875%, 8/15/26§	54,000	58,050
10.250%, 2/15/27§	138,000	155,250

		213,300

Road & Rail (0.6%)
Capitol Investment Merger Sub 2 LLC 10.000%, 8/1/24§	82,000	89,749
DAE Funding LLC 5.250%, 11/15/21§	50,000	51,188
5.000%, 8/1/24§	22,000	22,632
Kenan Advantage Group, Inc. (The) 7.875%, 7/31/23§	162,000	161,595
Penske Truck Leasing Co. LP 4.875%, 7/11/22§	230,000	245,185
Ryder System, Inc. 3.350%, 9/1/25	160,000	177,290
Union Pacific Corp. 3.950%, 8/15/59	170,000	209,379
Watco Cos. LLC 6.500%, 6/15/27§	176,000	190,960

		1,147,978

Trading Companies & Distributors (0.2%)
Air Lease Corp. 3.250%, 10/1/29	110,000	115,516
Aviation Capital Group LLC 5.500%, 12/15/24§	74,000	81,699
Beacon Roofing Supply, Inc. 4.875%, 11/1/25§	92,000	94,070
Brightstar Escrow Corp. 9.750%, 10/15/25§	75,000	79,969
WESCO Distribution, Inc. 7.250%, 6/15/28§	55,000	62,430

		433,684

Total Industrials		14,189,501

Information Technology (5.2%)
Communications Equipment (0.2%)
CommScope, Inc. 5.500%, 3/1/24§	124,000	127,563
6.000%, 3/1/26§	100,000	105,123
8.250%, 3/1/27§	73,000	78,003
Juniper Networks, Inc. 1.200%, 12/10/25	50,000	50,589

		361,278

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

	Principal Amount	Value (Note 1)
Electronic Equipment, Instruments & Components (0.1%)
Flex Ltd. 4.875%, 6/15/29	$95,000	$111,986
Itron, Inc. 5.000%, 1/15/26§	110,000	112,200

		224,186

IT Services (1.0%)
Alliance Data Systems Corp. 4.750%, 12/15/24§	110,000	111,375
7.000%, 1/15/26§	72,000	76,072
Black Knight InfoServ LLC 3.625%, 9/1/28§	41,000	41,871
International Business Machines Corp. 4.250%, 5/15/49	1,070,000	1,393,142
PayPal Holdings, Inc. 1.350%, 6/1/23	240,000	245,685
Presidio Holdings, Inc. 8.250%, 2/1/28§	20,000	21,799
Science Applications International Corp.
4.875%, 4/1/28§	20,000	21,200
Unisys Corp. 6.875%, 11/1/27§	29,000	31,710

		1,942,854

Semiconductors & Semiconductor Equipment (1.2%)
Broadcom, Inc. 4.110%, 9/15/28	610,000	697,335
4.150%, 11/15/30	80,000	92,337
Marvell Technology Group Ltd. 4.200%, 6/22/23	165,000	178,447
Microchip Technology, Inc. 3.922%, 6/1/21	165,000	167,219
2.670%, 9/1/23§	115,000	120,421
0.972%, 2/15/24§	140,000	140,328
NXP BV 3.875%, 9/1/22§	200,000	210,801
3.400%, 5/1/30§	425,000	480,998
QUALCOMM, Inc. 3.250%, 5/20/50	150,000	172,502

		2,260,388

Software (1.5%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	92,000	97,290
Ascend Learning LLC 6.875%, 8/1/25§	150,000	154,312
Boxer Parent Co., Inc. 7.125%, 10/2/25§	60,000	64,988
BY Crown Parent LLC 4.250%, 1/31/26§	12,000	12,330
Camelot Finance SA 4.500%, 11/1/26§	190,000	198,369
CDK Global, Inc. 5.875%, 6/15/26	40,000	41,964
Change Healthcare Holdings LLC 5.750%, 3/1/25§	200,000	204,000
Granite Merger Sub 2, Inc. 11.000%, 7/15/27§	106,000	118,455
Infor, Inc. 1.450%, 7/15/23§	80,000	81,452
LogMeIn, Inc. 5.500%, 9/1/27§	44,000	45,870
NortonLifeLock, Inc. 5.000%, 4/15/25§	52,000	53,040
Oracle Corp. 3.850%, 7/15/36	170,000	203,841
3.850%, 4/1/60	1,130,000	1,375,706
ServiceNow, Inc. 1.400%, 9/1/30	70,000	67,721
Solera LLC 10.500%, 3/1/24§	190,000	196,631
SS&C Technologies, Inc. 5.500%, 9/30/27§	110,000	117,482

		3,033,451

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc. 3.350%, 2/9/27	30,000	34,178
Dell International LLC 5.875%, 6/15/21§	70,000	70,350
7.125%, 6/15/24§	100,000	103,712
6.020%, 6/15/26§	1,410,000	1,714,908
Hewlett Packard Enterprise Co. 1.450%, 4/1/24	30,000	30,732
4.650%, 10/1/24	130,000	147,212
6.200%, 10/15/35 (e)	60,000	76,685
HP, Inc. 3.000%, 6/17/27	95,000	104,810
NCR Corp. 8.125%, 4/15/25§	60,000	66,669
5.000%, 10/1/28§	84,000	88,288

		2,437,544

Total Information Technology		10,259,701

Materials (2.4%)
Chemicals (0.3%)
Blue Cube Spinco LLC 10.000%, 10/15/25	82,000	86,612
Illuminate Buyer LLC 9.000%, 7/1/28§	52,000	57,200
Minerals Technologies, Inc. 5.000%, 7/1/28§	39,000	40,810
Nouryon Holding BV 8.000%, 10/1/26§	150,000	159,375
NOVA Chemicals Corp. 4.875%, 6/1/24§	60,000	62,400
Nufarm Australia Ltd. 5.750%, 4/30/26§	60,000	61,500
Olin Corp. 9.500%, 6/1/25§	54,000	67,230
PPG Industries, Inc. 2.550%, 6/15/30	15,000	16,082
PQ Corp. 5.750%, 12/15/25§	70,000	71,750

		622,959

Containers & Packaging (0.6%)
ARD Finance SA 6.500%, 6/30/27§	200,000	213,000
Berry Global, Inc. 5.125%, 7/15/23	50,000	50,625

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

	Principal Amount	Value (Note 1)
Flex Acquisition Co., Inc. 7.875%, 7/15/26§	$120,000	$126,000
Graham Packaging Co., Inc. 7.125%, 8/15/28§	37,000	41,048
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	45,000	46,350
LABL Escrow Issuer LLC 6.750%, 7/15/26§	60,000	64,814
10.500%, 7/15/27§	80,000	90,300
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	90,000	91,776
7.250%, 4/15/25§	230,000	232,300
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	68,000	73,688
Sealed Air Corp. 4.875%, 12/1/22§	50,000	52,375

		1,082,276

Metals & Mining (1.5%)
Anglo American Capital plc 5.625%, 4/1/30§	810,000	1,033,002
First Quantum Minerals Ltd. 6.500%, 3/1/24§	475,000	487,320
Glencore Finance Canada Ltd. 4.950%, 11/15/21§	235,000	243,533
Glencore Funding LLC 2.500%, 9/1/30§	85,000	86,255
Hudbay Minerals, Inc. 6.125%, 4/1/29§	29,000	31,248
Kaiser Aluminum Corp. 6.500%, 5/1/25§	51,000	54,634
Novelis Corp. 4.750%, 1/30/30§	80,000	86,039
Steel Dynamics, Inc. 3.250%, 10/15/50	901,000	934,647

		2,956,678

Total Materials		4,661,913

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Global Net Lease, Inc. (REIT) 3.750%, 12/15/27§	42,000	43,127
Healthpeak Properties, Inc. (REIT) 3.000%, 1/15/30	240,000	262,103
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	56,000	59,354
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	72,000	76,846
Office Properties Income Trust (REIT) 4.500%, 2/1/25	220,000	232,672
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31	60,000	62,850
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	37,000	39,960
5.875%, 10/1/28§	67,000	71,523
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	85,000	85,631
Service Properties Trust (REIT) 7.500%, 9/15/25	18,000	20,894
5.500%, 12/15/27	42,000	45,885
Simon Property Group LP (REIT) 2.625%, 6/15/22	345,000	353,792
XHR LP (REIT) 6.375%, 8/15/25§	70,000	73,850

		1,428,487

Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	43,000	47,300
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	114,000	116,166
Howard Hughes Corp. (The) 5.375%, 3/15/25§	80,000	82,300
5.375%, 8/1/28§	28,000	30,038
Realogy Group LLC 7.625%, 6/15/25§	45,000	48,769
9.375%, 4/1/27§	96,000	106,320

		430,893

Total Real Estate		1,859,380

Utilities (2.5%)
Electric Utilities (1.0%)
Duke Energy Corp. 0.900%, 9/15/25	125,000	125,265
3.150%, 8/15/27	170,000	189,932
Edison International 4.950%, 4/15/25	155,000	175,967
Entergy Corp. 0.900%, 9/15/25	145,000	144,840
Eversource Energy
Series R 1.650%, 8/15/30	55,000	54,669
FirstEnergy Corp.
Series B 2.250%, 9/1/30	55,000	52,731
ITC Holdings Corp. 2.950%, 5/14/30§	60,000	65,256
Liberty Utilities Finance GP 1 2.050%, 9/15/30§	35,000	34,913
New England Power Co. 2.807%, 10/6/50§	130,000	130,802
NextEra Energy Capital Holdings, Inc. 2.250%, 6/1/30	65,000	67,917
NRG Energy, Inc. 2.000%, 12/2/25§	220,000	226,600
Pacific Gas and Electric Co. (ICE LIBOR USD 3 Month + 1.38%),
1.600%, 11/15/21 (k)	270,000	270,218
Public Service Electric & Gas Co. 2.700%, 5/1/50	40,000	42,349
Southern California Edison Co.
Series 20C 1.200%, 2/1/26	65,000	65,466
Southwestern Public Service Co. Series 8 3.150%, 5/1/50	75,000	82,749
Virginia Electric and Power Co. 2.450%, 12/15/50	90,000	90,045
Vistra Operations Co. LLC 3.550%, 7/15/24§	170,000	183,175

		2,002,894

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

	Principal Amount		Value (Note 1)
Gas Utilities (0.0%)
Atmos Energy Corp. 1.500%, 1/15/31		$60,000	$59,401

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The) 3.300%, 7/15/25§		110,000	119,702
1.375%, 1/15/26§		210,000	211,819
3.950%, 7/15/30§		855,000	961,760

			1,293,281

Multi-Utilities (0.8%)
Berkshire Hathaway Energy Co.
2.850%, 5/15/51§		175,000	178,981
Consolidated Edison Co. of New York, Inc.
Series 20A 3.350%, 4/1/30		805,000	921,189
Series C 3.000%, 12/1/60		60,000	59,916
DTE Energy Co. Series C 2.529%, 10/1/24 (e)		170,000	181,114
NiSource, Inc. 3.490%, 5/15/27		5,000	5,626
1.700%, 2/15/31		45,000	44,469
Puget Energy, Inc. 6.000%, 9/1/21		170,000	175,839
San Diego Gas & Electric Co. Series VVV 1.700%, 10/1/30		50,000	50,268

			1,617,402

Total Utilities			4,972,978

Total Corporate Bonds			101,582,573

Foreign Government Securities (13.6%)
Mex Bonos Desarr Fix Rt 8.000%, 11/7/47	MXN	72,400,000	4,272,830
Series M 6.500%, 6/9/22		47,900,000	2,481,210
Notas do Tesouro Nacional 10.000%, 1/1/31	BRL	12,445,000	2,913,162
Republic of Indonesia 7.500%, 6/15/35	IDR	34,781,000,000	2,725,002
Republic of South Africa 7.000%, 2/28/31	ZAR	42,680,000	2,489,318
8.250%, 3/31/32		45,245,000	2,775,622
8.750%, 2/28/48		163,000,000	9,086,069

Total Foreign Government Securities			26,743,213

Mortgage-Backed Securities (7.0%)
FHLMC UMBS 4.000%, 6/1/38		$18,770	20,228
4.000%, 8/1/48		347,576	371,970
4.000%, 11/1/48		17,731	18,915
4.000%, 12/1/48		16,605	17,703
4.000%, 2/1/49		155,734	166,031
4.000%, 7/1/49		740,369	789,091
4.000%, 12/1/49		18,539	19,759
2.500%, 5/1/50		607,780	639,691
2.500%, 6/1/50		635,496	668,862
FNMA UMBS 4.000%, 10/1/48		684,079	730,379
3.500%, 8/1/49		2,737,306	2,889,076
3.000%, 7/1/50		3,829,562	4,009,313
2.500%, 9/1/50		346,314	364,497
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 1/25/51 TBA		687,000	724,248
GNMA 3.500%, 12/20/49		1,965,529	2,083,807
UMBS 2.000%, 11/1/50		352,409	366,261

Total Mortgage-Backed Securities			13,879,831

U.S. Treasury Obligations (17.0%)
U.S. Treasury Bonds 1.125%, 5/15/40		3,340,000	3,170,572
2.000%, 2/15/50		1,975,000	2,146,166
1.375%, 8/15/50		545,000	510,371
1.625%, 11/15/50		715,000	712,291
U.S. Treasury Notes (US Treasury 3 Month Bill Money Market Yield + 0.11%), 0.189%, 4/30/22 (k)		2,075,000	2,076,709
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.130%, 7/31/22 (k)		8,555,000	8,554,799
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 0.130%, 10/31/22 (k)		4,830,000	4,829,109
0.125%, 11/30/22		360,000	360,029
0.375%, 4/30/25		4,890,000	4,907,603
0.250%, 9/30/25		2,180,000	2,171,672
0.375%, 11/30/25		435,000	435,614
1.500%, 2/15/30		650,000	687,774
0.625%, 5/15/30		1,745,000	1,706,323
0.875%, 11/15/30		1,195,000	1,190,966

Total U.S. Treasury Obligations			33,459,998

Total Long-Term Debt Securities (97.4%) (Cost $179,393,572)			191,581,311

SHORT-TERM INVESTMENT:
U.S. Treasury Obligation (0.4%)
U.S. Treasury Bills 0.04%, 1/14/21		720,000	719,988

Total Short-Term Investment (0.4%) (Cost $719,979)			719,988

Total Investments in Securities (97.8%) (Cost $180,113,551)			192,301,299
Other Assets Less Liabilities (2.2%)			4,285,798

Net Assets (100%)			$196,587,097

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2020, the market value of these securities amounted to $46,451,825 or 23.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2020. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2020.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2020, the market value of these securities amounted to $962,031 or 0.5% of net assets.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2020.

Glossary:

BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— India Rupee
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
TBA	— To Be Announced; Security is subject to delayed
delivery
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

Country Diversification As a Percentage of Total Net Assets
Australia	0.3%
Brazil	3.6
Canada	2.3
China	0.4
France	0.9
Germany	0.7
Indonesia	1.4
Ireland	0.2
Japan	0.3
Luxembourg	0.1
Mexico	4.6
Netherlands	0.8
New Zealand	0.3
Norway	0.2
Peru	0.0	#
Saudi Arabia	0.3
South Africa	7.8
South Korea	0.0	#
Switzerland	0.3
United Arab Emirates	0.0	#
United Kingdom	1.0
United States	72.1
Zambia	0.2
Cash and Other	2.2

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows :

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	—	14,477,224	—	(14,143,292)	(28,005)	(305,927)	—	—	—
1290 VT High Yield Bond Portfolio	—	18,267,312	98,508	(17,119,390)	(2,420,301)	1,173,871	—	—	—
EQ/Core Bond Index Portfolio	—	82,896,350	1,280,596	(87,436,899)	4,097,472	(837,519)	—	—	—
EQ/PIMCO Global Real Return Portfolio	—	8,748,246	98,507	(9,137,580)	569,128	(278,301)	—	—	—
EQ/Quality Bond PLUS Portfolio	—	40,524,930	394,030	(42,833,152)	2,839,535	(925,343)	—	—	—

Total		164,914,062	1,871,641	(170,670,313)	5,057,829	(1,173,219)	—	—	—

Futures contracts outstanding as of December 31, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro-Buxl	(52)	3/2021	EUR	(14,308,551)	(200,360)
U.S. Treasury 10 Year Note	(77)	3/2021	USD	(10,632,016)	(3,850)
U.S. Treasury Ultra Bond	(53)	3/2021	USD	(11,318,813)	76,247

					(127,963)

Forward Foreign Currency Contracts outstanding as of December 31, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	3,920,000	USD	4,607,921	Citibank NA	1/12/2021	181,927
BRL	33,310,000	USD	6,047,715	HSBC Bank plc**	1/14/2021	366,002
COP	36,130,000,000	USD	9,320,143	JPMorgan Chase Bank**	1/22/2021	1,258,431
IDR	28,938,000,000	USD	2,046,969	JPMorgan Chase Bank**	1/26/2021	8,555
ZAR	59,900,000	USD	3,841,508	HSBC Bank plc	1/29/2021	220,418
MXN	48,000,000	USD	2,384,410	HSBC Bank plc	2/3/2021	19,579
INR	377,000,000	USD	5,065,129	HSBC Bank plc**	2/9/2021	74,296
RUB	544,000,000	USD	6,995,120	Citibank NA**	2/10/2021	333,649
CZK	174,000,000	USD	7,785,339	JPMorgan Chase Bank	2/19/2021	317,455
CLP	1,650,000,000	USD	2,171,824	HSBC Bank plc**	3/5/2021	150,410
GBP	3,610,000	USD	4,814,946	Citibank NA	3/8/2021	123,667

Total unrealized appreciation						3,054,389

USD	4,375,085	EUR	3,730,000	Citibank NA	1/12/2021	(182,602)
USD	5,907,618	EUR	5,030,000	HSBC Bank plc	1/12/2021	(238,539)
USD	2,743,315	BRL	15,080,000	HSBC Bank plc**	1/14/2021	(160,284)
USD	3,957,615	COP	14,510,000,000	JPMorgan Chase Bank**	1/22/2021	(290,797)
USD	341,814	IDR	4,850,000,000	JPMorgan Chase Bank**	1/26/2021	(2,691)
USD	7,186,983	JPY	749,000,000	Citibank NA	1/26/2021	(68,851)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,894,226	JPY	303,000,000	JPMorgan Chase Bank	1/26/2021	(41,044)
PLN	7,600,000	USD	2,047,954	Citibank NA	1/29/2021	(13,212)
USD	4,770,474	ZAR	79,000,000	HSBC Bank plc	1/29/2021	(586,656)
USD	301,568	MXN	6,500,000	Citibank NA	2/3/2021	(23,972)
USD	2,075,052	MXN	41,500,000	HSBC Bank plc	2/3/2021	(3,397)
USD	2,446,441	ZAR	37,000,000	Citibank NA	2/12/2021	(58,380)
USD	7,026,924	ZAR	110,400,000	HSBC Bank plc	2/12/2021	(446,922)
USD	2,716,845	ZAR	41,500,000	JPMorgan Chase Bank	2/12/2021	(92,617)
USD	9,922,131	CHF	8,790,000	HSBC Bank plc	3/11/2021	(25,773)

Total unrealized depreciation						(2,235,737)

Net unrealized appreciation						818,652

**	Non-deliverable forward.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$7,833,151	$—	$7,833,151
Commercial Mortgage-Backed Securities	—	7,038,902	—	7,038,902
Convertible Bonds
Information Technology	—	1,043,643	—	1,043,643
Corporate Bonds
Communication Services	—	4,923,536	—	4,923,536
Consumer Discretionary	—	7,160,479	—	7,160,479
Consumer Staples	—	4,569,919	—	4,569,919
Energy	—	19,834,541	—	19,834,541
Financials	—	26,045,845	—	26,045,845
Health Care	—	3,104,780	—	3,104,780
Industrials	—	14,189,501	—	14,189,501
Information Technology	—	10,259,701	—	10,259,701
Materials	—	4,661,913	—	4,661,913
Real Estate	—	1,859,380	—	1,859,380
Utilities	—	4,972,978	—	4,972,978
Foreign Government Securities	—	26,743,213	—	26,743,213
Forward Currency Contracts	—	3,054,389	—	3,054,389
Futures	76,247	—	—	76,247
Mortgage-Backed Securities	—	13,879,831	—	13,879,831
Short-Term Investment
U.S. Treasury Obligations	—	34,179,986	—	34,179,986

Total Assets	$76,247	$195,355,688	$—	$195,431,935

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(2,235,737)	$—	$(2,235,737)
Futures	(204,210)	—	—	(204,210)

Total Liabilities	$(204,210)	$(2,235,737)	$—	$(2,439,947)

Total	$(127,963)	$193,119,951	$—	$192,991,988

Fair Values of Derivative Instruments as of December 31, 2020:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets - Unrealized appreciation	$76,247	*
Foreign exchange contracts	Receivables	3,054,389

Total		$3,130,636

	Liability Derivatives
Interest rate contracts	Payables, Net assets - Unrealized depreciation	$(204,210	)*
Foreign exchange contracts	Payables	(2,235,737)

Total		$(2,439,947)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2020:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$918,195	$—	$—	$918,195
Foreign exchange contracts	—	(789,632)	—	(789,632)
Credit contracts	—	—	(55,728)	(55,728)

Total	$918,195	$(789,632)	$(55,728)	$72,835

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(127,963)	$—	$(127,963)
Foreign exchange contracts	—	818,652	818,652

Total	$(127,963)	$818,652	$690,689

^ This Portfolio held forward foreign currency, futures and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

The Portfolio held swap contracts with an average notional balance of approximately $4,565,000 for one month, forward foreign currency contracts with an average settlement value of approximately $135,841,000 and futures contracts with an average notional balance of approximately $42,090,000, for eight months, during the year ended December 31, 2020.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Citibank NA	$639,243	$(347,017)	$(270,000)	$22,226
HSBC Bank plc	830,705	(830,705)	—	—
JPMorgan Chase Bank	1,584,441	(427,149)	(970,000)	187,292

Total	$3,054,389	$(1,604,871)	$(1,240,000)	$209,518

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$347,017	$(347,017)	$—	$—
HSBC Bank plc	1,461,571	(830,705)	—	630,866
JPMorgan Chase Bank	427,149	(427,149)	—	—

Total	$2,235,737	$(1,604,871)	$—	$630,866

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $280,000.

Investment security transactions for the year ended December 31, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$305,975,630
Long-term U.S. government debt securities	118,649,806

$424,625,436

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$346,401,857
Long-term U.S. government debt securities	84,737,302

$431,139,159

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,244,352
Aggregate gross unrealized depreciation	(3,115,832)

Net unrealized appreciation	$12,128,520

Federal income tax cost of investments in securities and derivative instruments, if applicable	$180,863,468

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

ASSETS
Investments in Securities, at value (Cost $180,113,551)	$192,301,299
Cash	2,616,063
Receivable for securities sold	7,130,509
Unrealized appreciation on forward foreign currency contracts	3,054,389
Dividends, interest and other receivables	1,815,077
Due from broker for futures variation margin	1,266,653
Receivable for Portfolio shares sold	155,454
Due from Custodian	133,894
Cash held at broker	965
Other assets	803

Total assets	208,475,106

LIABILITIES
Payable for securities purchased	7,032,267
Unrealized depreciation on forward foreign currency contracts	2,235,737
Payable for return of cash collateral on forward foreign currency contracts	1,520,000
Payable for forward settling transactions	722,343
Payable for Portfolio shares redeemed	173,483
Distribution fees payable – Class A	26,242
Administrative fees payable	20,383
Investment management fees payable	17,378
Distribution fees payable – Class B	11,881
Accrued expenses	128,295

Total liabilities	11,888,009

NET ASSETS	$196,587,097

Net assets were comprised of:
Paid in capital	$182,647,338
Total distributable earnings (loss)	13,939,759

Net assets	$196,587,097

Class A
Net asset value, offering and redemption price per share, $124,147,306 / 29,490,879 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.21

Class B
Net asset value, offering and redemption price per share, $56,599,628 / 13,493,077 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.19

Class K
Net asset value, offering and redemption price per share, $15,840,163 / 3,749,764 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.22

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest (net of $81,420 foreign withholding tax)	$4,144,023
Dividends	111,939

Total income	4,255,962

EXPENSES
Investment management fees	832,209
Distribution fees - Class A	295,069
Administrative fees	225,331
Professional fees	174,152
Printing and mailing expenses	148,476
Distribution fees - Class B	126,479
Custodian fees	102,600
Trustees’ fees	6,373
Miscellaneous	10,383

Gross expenses	1,921,072
Less: Waiver from investment manager	(449,819)

Net expenses	1,471,253

NET INVESTMENT INCOME (LOSS)	2,784,709

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($5,057,829 realized gain (loss) from affiliates)	9,943,091
Futures contracts	918,195
Forward foreign currency contracts	(789,632)
Foreign currency transactions	230,147
Swaps	(55,728)

Net realized gain (loss)	10,246,073

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,173,219) of change in unrealized appreciation (depreciation) from affiliates)	11,706,542
Futures contracts	(127,963)
Forward foreign currency contracts	818,652
Foreign currency translations	27,260

Net change in unrealized appreciation (depreciation)	12,424,491

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,670,564

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,455,273

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2020	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,784,709	$3,691,771
Net realized gain (loss)	10,246,073	(6,301)
Net change in unrealized appreciation (depreciation)	12,424,491	8,236,032

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,455,273	11,921,502

Distributions to shareholders:
Class A	(6,858,072)	(2,380,853)
Class B	(3,116,953)	(995,802)
Class K	(908,956)	(310,229)

Total distributions to shareholders	(10,883,981)	(3,686,884)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [2,195,295 and 896,396 shares, respectively]	9,044,185	3,460,795
Capital shares issued in reinvestment of dividends[ 1,642,589 and 614,705 shares, respectively]	6,858,072	2,380,853
Capital shares repurchased [(4,053,637) and (3,135,892) shares, respectively]	(16,572,093)	(12,099,624)

Total Class A transactions	(669,836)	(6,257,976)

Class B
Capital shares sold [2,200,849 and 1,077,158 shares, respectively]	9,127,413	4,149,222
Capital shares issued in reinvestment of dividends[ 749,210 and 257,968 shares, respectively]	3,116,953	995,802
Capital shares repurchased [(1,871,897) and (1,590,320) shares, respectively]	(7,607,579)	(6,106,286)

Total Class B transactions	4,636,787	(961,262)

Class K
Capital shares sold [968,897 and 282,960 shares, respectively]	4,053,087	1,100,197
Capital shares issued in reinvestment of dividends[ 216,977 and 79,857 shares, respectively]	908,956	310,229
Capital shares repurchased [(888,650) and (851,507) shares, respectively]	(3,610,254)	(3,290,590)

Total Class K transactions	1,351,789	(1,880,164)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,318,740	(9,099,402)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,890,032	(864,784)
NET ASSETS:
Beginning of year	176,697,065	177,561,849

End of year	$196,587,097	$176,697,065

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2020		2019		2018		2017		2016
Net asset value, beginning of year	$3.88		$3.71		$3.81		$3.79		$3.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.08		0.08		0.06		0.07
Net realized and unrealized gain (loss)	0.52		0.17		(0.09)		0.02		0.04

Total from investment operations	0.58		0.25		(0.01)		0.08		0.11

Less distributions:
Dividends from net investment income	(0.09)		(0.08)		(0.09)		(0.06)		(0.07)
Distributions from net realized gains	(0.16)		—		—		—		—
Return of capital	—		—		—		—		(0.01)

Total dividends and distributions	(0.25)		(0.08)		(0.09)		(0.06)		(0.08)

Net asset value, end of year	$4.21		$3.88		$3.71		$3.81		$3.79

Total return	14.86%		6.79%		(0.36)%		2.17%		2.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$124,147		$115,255		$116,112		$126,383		$141,039
Ratio of expenses to average net assets:
After waivers (f)	0.82	%(j)	0.55	%(k)	0.54	%(k)	0.54	%(k)	0.54	%(k)
Before waivers (f)	1.07%		0.61%		0.62%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.50%		2.04%		2.16%		1.55%		1.76%
Before waivers (f)	1.25%		1.98%		2.09%		1.48%		1.68%
Portfolio turnover rate^	237	%(h)	5%		5%		7%		6%

	Year Ended December 31,
Class B	2020		2019		2018		2017		2016
Net asset value, beginning of year	$3.87		$3.69		$3.80		$3.78		$3.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.08		0.08		0.06		0.07
Net realized and unrealized gain (loss)	0.51		0.18		(0.10)		0.02		0.04

Total from investment operations	0.57		0.26		(0.02)		0.08		0.11

Less distributions:
Dividends from net investment income	(0.09)		(0.08)		(0.09)		(0.06)		(0.07)
Distributions from net realized gains	(0.16)		—		—		—		—
Return of capital	—		—		—		—		(0.01)

Total dividends and distributions	(0.25)		(0.08)		(0.09)		(0.06)		(0.08)

Net asset value, end of year	$4.19		$3.87		$3.69		$3.80		$3.78

Total return	14.64%		7.10%		(0.63)%		2.18%		2.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$56,600		$48,006		$46,800		$49,500		$50,504
Ratio of expenses to average net assets:
After waivers (f)(x) .	0.83	%(j)	0.55	%(k)	0.54	%(k)	0.54	%(k)	0.54	%(k)
Before waivers (f)(x)	1.08%		0.61%		0.62%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x) .	1.53%		2.10%		2.19%		1.58%		1.82%
Before waivers (f)(x)	1.28%		2.03%		2.12%		1.50%		1.75%
Portfolio turnover rate^	237	%(h)	5%		5%		7%		6%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2020		2019		2018		2017		2016
Net asset value, beginning of year	$3.89		$3.72		$3.82		$3.80		$3.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.09		0.09		0.07		0.08
Net realized and unrealized gain (loss)	0.52		0.17		(0.09)		0.02		0.04

Total from investment operations	0.59		0.26		—	#	0.09		0.12

Less distributions:
Dividends from net investment income	(0.10)		(0.09)		(0.10)		(0.07)		(0.08)
Distributions from net realized gains	(0.16)		—		—		—		—
Return of capital	—		—		—		—		(0.01)

Total dividends and distributions	(0.26)		(0.09)		(0.10)		(0.07)		(0.09)

Net asset value, end of year	$4.22		$3.89		$3.72		$3.82		$3.80

Total return	15.08%		7.04%		(0.12)%		2.42%		3.15%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$15,840		$13,436		$14,649		$16,428		$16,024
Ratio of expenses to average net assets:
After waivers (f)(x) .	0.58	%(j)	0.30	%(k)	0.29	%(k)	0.29	%(k)	0.29	%(k)
Before waivers (f)(x)	0.83%		0.36%		0.37%		0.36%		0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x) .	1.78%		2.22%		2.36%		1.83%		2.07%
Before waivers (f)(x)	1.53%		2.16%		2.29%		1.76%		1.99%
Portfolio turnover rate^	237	%(h)	5%		5%		7%		6%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/20

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class B Shares	10.26%	7.38%	5.89%
Portfolio – Class K Shares*	10.52	7.62	7.09
S&P Target Date 2015 Index	10.28	7.79	6.77

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 10.26% for the year ended December 31, 2020. This compares to the Portfolio’s benchmark, the S&P Target Date 2015 Index, which returned 10.28% over the same period.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite a globally disruptive health crisis and economic turmoil, the Portfolio’s holdings produced positive gains for the year.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in U.S. equities, especially large-cap companies with outsized earnings growth. The U.S. equity market shrugged off a global coronavirus pandemic, COVID-19, that severely reduced economic activity for a significant portion of the reporting period. Initially, sectors such as large-cap technology thrived because COVID-19 accelerated their businesses. Later in the year, resolution of the U.S. presidential election, as well as positive vaccine news, continued a rally in cyclical and more value-oriented names, solidifying a broadening of the market.

U.S. small- and mid-sized holdings also contributed attractive returns. These companies rallied significantly, but lagged behind the handful of mega-cap tech companies that dominated the market for most of the year.

In the international stock markets, the Portfolio’s equity holdings enjoyed positive gains for the year, with developed markets lagging emerging markets. Around the world, the pandemic triggered monetary easing measures and unusually robust fiscal stimulus initiatives. Due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation, even emerging market countries were able to support their staggering economies.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns. After the initial crisis and flight to quality, the massive amounts of aid provided by both the U.S. Federal Reserve and the U.S. Congress resulted in notable stabilization in the second quarter and throughout the rest of 2020. Corporate bonds rallied for the year, bouncing back from their March lows swiftly but producing lower gains in the closing months of the year, as the stock market rally broadened out.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2020
Fixed Income	57.7%
Equity	42.3

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2020
EQ/Core Bond Index Portfolio	21.8%
EQ/Equity 500 Index Portfolio	16.7
EQ/Quality Bond PLUS Portfolio	11.3
EQ/Global Bond PLUS Portfolio	9.1
1290 VT High Yield Bond Portfolio	8.5
EQ/PIMCO Ultra Short Bond Portfolio	7.0
EQ/International Equity Index Portfolio	5.8
EQ/MFS International Growth Portfolio	3.3
EQ/Small Company Index Portfolio	3.2
EQ/Janus Enterprise Portfolio	3.1

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 - 12/31/20
Class B
Actual	$1,000.00	$1,111.50	$2.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.41	2.76
Class K
Actual	1,000.00	1,111.60	1.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.66	1.49

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2020

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (42.4%)
EQ/American Century Mid Cap Value Portfolio‡	60,211	$1,390,511
EQ/BlackRock Basic Value Equity Portfolio‡	49,340	1,082,617
EQ/Emerging Markets Equity PLUS Portfolio‡	130,794	1,459,735
EQ/Equity 500 Index Portfolio‡	136,141	7,914,478
EQ/International Equity Index Portfolio‡	273,584	2,745,124
EQ/Janus Enterprise Portfolio*‡	63,116	1,485,276
EQ/MFS International Growth Portfolio‡	179,811	1,554,275
EQ/Small Company Index Portfolio‡	121,310	1,525,802
Multimanager Aggressive Equity Portfolio*‡	10,735	906,496

Total Equity		20,064,314

Fixed Income (57.8%)
1290 VT High Yield Bond Portfolio‡	416,017	4,052,295
EQ/Core Bond Index Portfolio‡	989,363	10,355,298
EQ/Global Bond PLUS Portfolio‡	439,204	4,298,307
EQ/PIMCO Ultra Short Bond Portfolio‡	333,662	3,296,642
EQ/Quality Bond PLUS Portfolio‡	603,193	5,345,397

Total Fixed Income		27,347,939

Total Investments in Securities (100.2%) (Cost $37,753,574)		47,412,253
Other Assets Less Liabilities (-0.2%)		(75,415)

Net Assets (100%)		$47,336,838

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($) (a)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio (aa)	60,211	—	19,894	—	—	603,642	1,390,511	17,555	2,340
EQ/BlackRock Basic Value Equity Portfolio	49,340	1,208,512	214,640	(257,780)	689	(83,444)	1,082,617	20,660	76,643
EQ/Emerging Markets Equity PLUS Portfolio	130,794	1,672,498	325,643	(719,261)	22,738	158,117	1,459,735	15,950	20,581
EQ/Equity 500 Index Portfolio	136,141	8,938,305	1,736,616	(3,854,641)	1,516,037	(421,839)	7,914,478	104,745	162,297
EQ/International Equity Index Portfolio	273,584	3,869,843	363,430	(1,440,931)	(33,714)	(13,504)	2,745,124	52,258	8,054
EQ/Janus Enterprise Portfolio*(ab)	63,116	—	138,271	—	—	493,459	1,485,276	—	138,270
EQ/MFS International Growth Portfolio	179,811	1,232,854	1,357,026	(1,317,224)	91,287	190,332	1,554,275	9,371	136,986
EQ/Small Company Index Portfolio	121,310	1,503,515	622,464	(875,214)	14,524	260,513	1,525,802	12,603	51,133
Multimanager Aggressive Equity Portfolio*	10,735	705,929	126,045	(107,408)	3,464	178,466	906,496	—	77,156
Multimanager Mid Cap Growth Portfolio (ab)	—	879,565	297,853	(67,672)	1,877	(258,077)	—	—	29,882
Multimanager Mid Cap Value Portfolio (aa)	—	994,841	360,888	(67,672)	(4,684)	(516,398)	—	8,210	4,706

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($) (a)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Fixed Income
1290 VT High Yield Bond Portfolio	416,017	3,866,007	1,020,656	(889,412)	(13,884)	68,928	4,052,295	192,638	122
EQ/Core Bond Index Portfolio	989,363	10,345,113	3,078,326	(3,421,383)	62,405	290,837	10,355,298	175,478	67,385
EQ/Global Bond PLUS Portfolio	439,204	3,907,882	1,303,382	(1,095,894)	(13,758)	196,695	4,298,307	78,361	67,347
EQ/PIMCO Ultra Short Bond Portfolio	333,662	3,349,390	990,091	(1,046,412)	(11,868)	15,441	3,296,642	32,140	56
EQ/Quality Bond PLUS Portfolio	603,193	4,958,776	1,604,025	(1,313,747)	18,362	77,981	5,345,397	54,352	148,775

Total		47,433,030	13,559,250	(16,474,651)	1,653,475	1,241,149	47,412,253	774,321	991,733

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged in a nontaxable transfer 94,283 Class K shares in Multimanager Mid Cap Value Portfolio for 59,293 Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $1,142,831 (at a cost of $766,975). These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged in a nontaxable transfer 108,396 Class K shares in Multimanager Mid Cap Growth Portfolio for 57,014 Class K shares of the EQ/Janus Enterprise Portfolio with a value of $1,210,347 (at a cost of $853,546). These amounts are not reflected in the purchases and sales listed above.

(a)	Purchases at Cost were adjusted to account for return of capital distributions from fund of funds investments, if applicable.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$47,412,253	$—	$47,412,253

Total Assets	$—	$47,412,253	$—	$47,412,253

Total Liabilities	$—	$—	$—	$—

Total	$—	$47,412,253	$—	$47,412,253

The Portfolio held no derivatives contracts during the year ended December 31, 2020.

Investment security transactions for the year ended December 31, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,559,250
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,474,651

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,036,645
Aggregate gross unrealized depreciation	(428,859)

Net unrealized appreciation	$9,607,786

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,804,467

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $37,753,574)	$47,412,253
Cash	7,215
Receivable for Portfolio shares sold	35,067
Receivable for securities sold	23,084
Other assets	193

Total assets	47,477,812

LIABILITIES
Payable for Portfolio shares redeemed	62,398
Distribution fees payable – Class B	5,735
Administrative fees payable	4,898
Investment management fees payable	4,851
Trustees’ fees payable	386
Accrued expenses	62,706

Total liabilities	140,974

NET ASSETS	$47,336,838

Net assets were comprised of:
Paid in capital	$36,803,019
Total distributable earnings (loss)	10,533,819

Net assets	$47,336,838

Class B
Net asset value, offering and redemption price per share, $27,176,304 / 3,037,689 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.95

Class K
Net asset value, offering and redemption price per share, $20,160,534 / 2,254,885 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.94

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$774,321
Interest	100

Total income	774,421

EXPENSES
Custodian fees	83,000
Distribution fees – Class B	63,760
Administrative fees	55,451
Investment management fees	44,888
Professional fees	40,163
Printing and mailing expenses	25,111
Trustees’ fees	1,610
Miscellaneous	600

Gross expenses	314,583
Less: Waiver from investment manager	(100,339)
Reimbursement from investment manager	(18,005)

Net expenses	196,239

NET INVESTMENT INCOME (LOSS)	578,182

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,653,475
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	991,733

Net realized gain (loss)	2,645,208

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	1,241,149

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,886,357

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,464,539

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2020	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$578,182	$801,024
Net realized gain (loss)	2,645,208	2,011,359
Net change in unrealized appreciation (depreciation)	1,241,149	3,773,582

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,464,539	6,585,965

Distributions to shareholders:
Class B	(1,819,849)	(1,494,636)
Class K	(1,386,789)	(1,355,044)

Total distributions to shareholders	(3,206,638)	(2,849,680)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [648,033 and 550,314 shares, respectively]	5,557,843	4,768,164
Capital shares issued in reinvestment of dividends and distributions [ 205,447 and 171,983 shares, respectively]	1,819,849	1,494,636
Capital shares repurchased [(780,756) and (490,907) shares, respectively]	(6,778,323)	(4,255,821)

Total Class B transactions	599,369	2,006,979

Class K
Capital shares sold [643 and 0# shares, respectively]	6,005	4
Capital shares issued in reinvestment of dividends and distributions [ 156,576 and 155,947 shares, respectively]	1,386,789	1,355,044
Capital shares repurchased [(380,651) and (470,507) shares, respectively]	(3,225,710)	(4,131,350)

Total Class K transactions	(1,832,916)	(2,776,302)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,233,547)	(769,323)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,354	2,966,962
NET ASSETS:
Beginning of year	47,312,484	44,345,522

End of year	$47,336,838	$47,312,484

# Number of shares is less than 0.5.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2020		2019		2018		2017		2016
Net asset value, beginning of year	$8.70		$8.03		$9.25		$8.65		$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.15		0.13		0.11		0.12
Net realized and unrealized gain (loss)	0.78		1.05		(0.52)		0.86		0.36

Total from investment operations	0.88		1.20		(0.39)		0.97		0.48

Less distributions:
Dividends from net investment income	(0.17)		(0.15)		(0.16)		(0.13)		(0.13)
Distributions from net realized gains	(0.46)		(0.38)		(0.67)		(0.24)		(0.17)

Total dividends and distributions	(0.63)		(0.53)		(0.83)		(0.37)		(0.30)

Net asset value, end of year	$8.95		$8.70		$8.03		$9.25		$8.65

Total return	10.26%		15.04%		(4.24)%		11.20%		5.69%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$27,176		$25,780		$21,945		$28,385		$27,912
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.55	%(j)	0.56	%(j)	0.55	%(j)	0.54	%(j)	0.58%
Before waivers and reimbursements (f)	0.81%		0.81%		0.76%		0.73%		0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.20%		1.72%		1.45%		1.19%		1.37%
Before waivers and reimbursements (f)(x)	0.94%		1.47%		1.25%		1.00%		1.24%
Portfolio turnover rate^	30%		17%		20%		21%		17%

	Year Ended December 31,
Class K	2020		2019		2018		2017		2016
Net asset value, beginning of year	$8.69		$8.02		$9.25		$8.64		$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.15		0.14		0.13		0.14
Net realized and unrealized gain (loss)	0.78		1.07		(0.52)		0.87		0.35

Total from investment operations	0.90		1.22		(0.38)		1.00		0.49

Less distributions:
Dividends from net investment income	(0.19)		(0.17)		(0.18)		(0.15)		(0.15)
Distributions from net realized gains	(0.46)		(0.38)		(0.67)		(0.24)		(0.17)

Total dividends and distributions	(0.65)		(0.55)		(0.85)		(0.39)		(0.32)

Net asset value, end of year	$8.94		$8.69		$8.02		$9.25		$8.64

Total return	10.52%		15.32%		(4.08)%		11.60%		5.83%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,161		$21,532		$22,401		$31,179		$30,887
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.30	%(j)	0.31	%(j)	0.30	%(j)	0.29	%(j)	0.33%
Before waivers and reimbursements (f)	0.56%		0.56%		0.50%		0.48%		0.46%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.40%		1.68%		1.56%		1.47%		1.60%
Before waivers and reimbursements (f)(x)	1.14%		1.43%		1.36%		1.29%		1.47%
Portfolio turnover rate^	30%		17%		20%		21%		17%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/20

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class B Shares	12.20%	9.28%	7.45%
Portfolio – Class K Shares*	12.55	9.57	8.97
S&P Target Date 2025 Index	11.22	9.08	7.88

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 12.20% for the year ended December 31, 2020. This compares to the Portfolio’s benchmark, the S&P Target Date 2025 Index, which returned 11.22% over the same period.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite a globally disruptive health crisis and economic turmoil, the Portfolio’s holdings produced positive gains for the year.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in U.S. equities, especially large-cap companies with outsized earnings growth. The U.S. equity market shrugged off a global coronavirus pandemic, COVID-19, that severely reduced economic activity for a significant portion of the reporting period. Initially, sectors such as large-cap technology thrived because COVID-19 accelerated their businesses. Later in the year, resolution of the U.S. presidential election, as well as positive vaccine news, continued a rally in cyclical and more value-oriented names, solidifying a broadening of the market.

U.S. small- and mid-sized holdings also contributed attractive returns. These companies rallied significantly, but lagged behind the handful of mega-cap tech companies that dominated the market for most of the year.

In the international stock markets, the Portfolio’s equity holdings enjoyed positive gains for the year, with developed markets lagging emerging markets. Around the world, the pandemic triggered monetary easing measures and unusually robust fiscal stimulus initiatives. Due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation, even emerging market countries were able to support their staggering economies.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns. After the initial crisis and flight to quality, the massive amounts of aid provided by both the U.S. Federal Reserve and the U.S. Congress resulted in notable stabilization in the second quarter and throughout the rest of 2020. Corporate bonds rallied for the year, bouncing back from their March lows swiftly but producing lower gains in the closing months of the year, as the stock market rally broadened out.

Target 2025 Allocation Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2020
Equity	63.6%
Fixed Income	36.4

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2020
EQ/Equity 500 Index Portfolio	26.5%
EQ/Core Bond Index Portfolio	13.0
EQ/International Equity Index Portfolio	10.0
EQ/Small Company Index Portfolio	7.4
EQ/Quality Bond PLUS Portfolio	6.9
1290 VT High Yield Bond Portfolio	6.2
EQ/Global Bond PLUS Portfolio	5.9
EQ/MFS International Growth Portfolio	5.1
EQ/Emerging Markets Equity PLUS Portfolio	4.8
EQ/PIMCO Ultra Short Bond Portfolio	4.4

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 - 12/31/20
Class B
Actual	$1,000.00	$1,159.10	$3.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.34	2.83
Class K
Actual	1,000.00	1,160.60	1.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.60	1.56

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.56% and 0.31%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2020

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (63.7%)
EQ/American Century Mid Cap Value Portfolio‡	239,405	$5,528,848
EQ/BlackRock Basic Value Equity Portfolio‡	193,831	4,253,061
EQ/Emerging Markets Equity PLUS Portfolio‡	808,544	9,023,829
EQ/Equity 500 Index Portfolio‡	850,207	49,426,124
EQ/International Equity Index Portfolio‡	1,856,721	18,630,230
EQ/Janus Enterprise Portfolio*‡	212,355	4,997,253
EQ/MFS International Growth Portfolio‡	1,110,906	9,602,597
EQ/Small Company Index Portfolio‡	1,092,872	13,745,857
Multimanager Aggressive Equity Portfolio*‡	41,243	3,482,787

Total Equity		118,690,586

Fixed Income (36.5%)
1290 VT High Yield Bond Portfolio‡	1,182,751	11,520,815
EQ/Core Bond Index Portfolio‡	2,321,762	24,301,029
EQ/Global Bond PLUS Portfolio‡	1,120,556	10,966,405
EQ/PIMCO Ultra Short Bond Portfolio‡	839,867	8,298,037
EQ/Quality Bond PLUS Portfolio‡	1,458,797	12,927,621

Total Fixed Income		68,013,907

Total Investments in Securities (100.2%) (Cost $137,610,225)		186,704,493
Other Assets Less Liabilities (-0.2%)		(379,116)

Net Assets (100%)		$186,325,377

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio(aa)	239,405	—	81,899	—	—	1,642,544	5,528,848	72,587	9,312
EQ/BlackRock Basic Value Equity Portfolio	193,831	4,491,101	705,259	(651,244)	239	(292,294)	4,253,061	80,978	301,319
EQ/Emerging Markets Equity PLUS Portfolio	808,544	8,733,471	1,867,426	(2,841,915)	122,352	1,142,495	9,023,829	109,638	120,920
EQ/Equity 500 Index Portfolio	850,207	51,194,858	4,985,072	(12,751,200)	3,987,945	2,009,449	49,426,124	654,055	1,004,344
EQ/International Equity Index Portfolio	1,856,721	20,835,362	3,882,454	(6,689,499)	(8,252)	610,165	18,630,230	359,226	51,590
EQ/Janus Enterprise Portfolio*(ab)	212,355	—	465,213	—	—	1,388,045	4,997,253	—	465,213
EQ/MFS International Growth Portfolio	1,110,906	9,685,697	2,693,259	(3,572,106)	276,860	518,887	9,602,597	58,635	836,070
EQ/Small Company Index Portfolio	1,092,872	12,011,484	3,262,399	(3,724,019)	23,555	2,172,438	13,745,857	138,914	450,424
Multimanager Aggressive Equity Portfolio*	41,243	2,628,882	445,500	(300,574)	15,773	693,206	3,482,787	—	296,439
Multimanager Mid Cap Growth Portfolio(ab)	—	2,001,772	1,632,796	(71,397)	122	(419,298)	—	—	100,538
Multimanager Mid Cap Value Portfolio(aa)	—	3,142,371	1,804,712	(42,838)	1,294	(1,101,134)	—	32,645	18,712
Fixed Income
1290 VT High Yield Bond Portfolio	1,182,751	10,258,823	2,926,435	(1,812,202)	(33,404)	181,163	11,520,815	555,036	—
EQ/Core Bond Index Portfolio	2,321,762	22,865,316	8,591,434	(7,904,978)	85,393	663,864	24,301,029	411,909	157,675
EQ/Global Bond PLUS Portfolio	1,120,556	9,012,140	4,033,690	(2,469,915)	(1,272)	391,762	10,966,405	223,559	168,264

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	839,867	7,601,323	2,975,409	(2,272,915)	(33,045)	27,265	8,298,037	83,541	—
EQ/Quality Bond PLUS Portfolio	1,458,797	10,842,924	4,736,611	(2,833,489)	28,973	152,602	12,927,621	197,623	293,060

Total		175,305,524	45,089,568	(47,938,291)	4,466,533	9,781,159	186,704,493	2,978,346	4,273,880

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged in a nontaxable transfer 374,882 Class K shares in Multimanager Mid Cap Value Portfolio for 235,755 Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $4,544,040 (at a cost of $3,804,405). These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged in a nontaxable transfer 364,703 Class K shares in Multimanager Mid Cap Growth Portfolio for 191,825 Class K shares of the EQ/Janus Enterprise Portfolio with a value of $4,072,247 (at a cost of $3,143,995). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$186,704,493	$—	$186,704,493

Total Assets	$—	$186,704,493	$—	$186,704,493

Total Liabilities	$—	$—	$—	$—

Total	$—	$186,704,493	$—	$186,704,493

The Portfolio held no derivatives contracts during the year ended December 31, 2020.

Investment security transactions for the year ended December 31, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$45,089,568
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$47,938,291

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,312,340
Aggregate gross unrealized depreciation	(315,950)

Net unrealized appreciation	$48,996,390

Federal income tax cost of investments in securities and derivative instruments, if applicable	$137,708,103

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES December 31, 2020

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $137,610,225)	$186,704,493
Receivable for securities sold	170,687
Receivable for Portfolio shares sold	35,254
Other assets	726

Total assets	186,911,160

LIABILITIES
Payable for Portfolio shares redeemed	349,231
Overdraft payable	94,528
Distribution fees payable - Class B	29,008
Investment management fees payable	26,658
Administrative fees payable	19,238
Trustees’ fees payable	1,006
Accrued expenses	66,114

Total liabilities	585,783

NET ASSETS	$186,325,377

Net assets were comprised of:
Paid in capital	$133,698,634
Total distributable earnings (loss)	52,626,743

Net assets	$186,325,377

Class B
Net asset value, offering and redemption price per share, $138,208,759 / 11,252,167 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.28

Class K
Net asset value, offering and redemption price per share, $48,116,618 / 3,918,154 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.28

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,978,346
Interest	387

Total income	2,978,733

EXPENSES
Distribution fees - Class B	309,258
Administrative fees	210,490
Investment management fees	170,386
Custodian fees	84,000
Professional fees	45,645
Printing and mailing expenses	40,491
Trustees’ fees	6,021
Miscellaneous	2,572

Gross expenses	868,863
Less: Waiver from investment manager	(35,702)

Net expenses	833,161

NET INVESTMENT INCOME (LOSS)	2,145,572

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	4,466,533
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	4,273,880

Net realized gain (loss)	8,740,413

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	9,781,159

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,521,572

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,667,144

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2020	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,145,572	$2,740,761
Net realized gain (loss)	8,740,413	5,755,768
Net change in unrealized appreciation (depreciation)	9,781,159	20,109,082

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,667,144	28,605,611

Distributions to shareholders:
Class B	(7,258,036)	(6,387,461)
Class K	(2,642,255)	(2,804,146)

Total distributions to shareholders	(9,900,291)	(9,191,607)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [1,839,989 and 1,898,251 shares, respectively]	20,600,622	21,365,220
Capital shares issued in reinvestment of dividends and distributions [ 604,520 and 557,361 shares, respectively]	7,258,036	6,387,461
Capital shares repurchased [(1,911,323) and (1,340,866) shares, respectively]	(21,557,862)	(15,068,981)

Total Class B transactions	6,300,796	12,683,700

Class K
Capital shares sold [523 and 0# shares, respectively]	6,633	11
Capital shares issued in reinvestment of dividends and distributions [ 219,977 and 244,635 shares, respectively]	2,642,255	2,804,146
Capital shares repurchased [(724,973) and (683,880) shares, respectively]	(8,348,999)	(7,674,295)

Total Class K transactions	(5,700,111)	(4,870,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	600,685	7,813,562

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,367,538	27,227,566
NET ASSETS:
Beginning of year	174,957,839	147,730,273

End of year	$186,325,377	$174,957,839

# Number of shares is less than 0.5.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2020		2019		2018		2017		2016
Net asset value, beginning of year	$11.56		$10.21		$11.35		$9.97		$9.42

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.19		0.16		0.15		0.14
Net realized and unrealized gain (loss)	1.25		1.78		(0.85)		1.39		0.55

Total from investment operations	1.39		1.97		(0.69)		1.54		0.69

Less distributions:
Dividends from net investment income	(0.21)		(0.19)		(0.19)		(0.16)		(0.14)
Distributions from net realized gains	(0.46)		(0.43)		(0.26)		—		—

Total dividends and distributions	(0.67)		(0.62)		(0.45)		(0.16)		(0.14)

Net asset value, end of year	$12.28		$11.56		$10.21		$11.35		$9.97

Total return	12.20%		19.47%		(6.15)%		15.41%		7.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$138,209		$123,872		$98,100		$103,688		$76,579
Ratio of expenses to average net assets:
After waivers (f)	0.56	%(j)	0.57	%(j)	0.57	%(j)	0.56	%(j)	0.59%
Before waivers (f)	0.58%		0.59%		0.58%		0.59%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.24%		1.66%		1.44%		1.37%		1.48%
Before waivers (f)(x)	1.21%		1.65%		1.42%		1.34%		1.46%
Portfolio turnover rate^	26%		16%		17%		14%		16%

	Year Ended December 31,
Class K	2020		2019		2018		2017		2016
Net asset value, beginning of year	$11.55		$10.21		$11.35		$9.97		$9.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.19		0.17		0.17		0.15
Net realized and unrealized gain (loss)	1.28		1.80		(0.83)		1.39		0.58

Total from investment operations	1.43		1.99		(0.66)		1.56		0.73

Less distributions:
Dividends from net investment income	(0.24)		(0.22)		(0.22)		(0.18)		(0.17)
Distributions from net realized gains	(0.46)		(0.43)		(0.26)		—		—

Total dividends and distributions	(0.70)		(0.65)		(0.48)		(0.18)		(0.17)

Net asset value, end of year	$12.28		$11.55		$10.21		$11.35		$9.97

Total return	12.55%		19.64%		(5.89)%		15.68%		7.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$48,117		$51,085		$49,630		$69,812		$59,651
Ratio of expenses to average net assets:
After waivers (f)	0.31	%(j)	0.32	%(j)	0.32	%(j)	0.31	%(j)	0.34%
Before waivers (f)	0.33%		0.34%		0.33%		0.34%		0.36%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.35%		1.73%		1.46%		1.59%		1.61%
Before waivers (f)(x)	1.32%		1.71%		1.44%		1.56%		1.59%
Portfolio turnover rate^	26%		16%		17%		14%		16%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/20

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class B Shares	13.70%	10.42%	8.38%
Portfolio – Class K Shares*	13.95	10.71	10.09
S&P Target Date 2035 Index	12.79	10.47	8.91

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 13.70% for the year ended December 31, 2020. This compares to the Portfolio’s benchmark, the S&P Target Date 2035 Index, which returned 12.79% over the same period.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite a globally disruptive health crisis and economic turmoil, the Portfolio’s holdings produced positive gains for the year.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in U.S. equities, especially large-cap companies with outsized earnings growth. The U.S. equity market shrugged off a global coronavirus pandemic, COVID-19, that severely reduced economic activity for a significant portion of the reporting period. Initially, sectors such as large-cap technology thrived because COVID-19 accelerated their businesses. Later in the year, resolution of the U.S. presidential election, as well as positive vaccine news, continued a rally in cyclical and more value-oriented names, solidifying a broadening of the market.

U.S. small- and mid-sized holdings also contributed attractive returns. These companies rallied significantly, but lagged behind the handful of mega-cap tech companies that dominated the market for most of the year.

In the international stock markets, the Portfolio’s equity holdings enjoyed positive gains for the year, with developed markets lagging emerging markets. Around the world, the pandemic triggered monetary easing measures and unusually robust fiscal stimulus initiatives. Due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation, even emerging market countries were able to support their staggering economies.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns. After the initial crisis and flight to quality, the massive amounts of aid provided by both the U.S. Federal Reserve and the U.S. Congress resulted in notable stabilization in the second quarter and throughout the rest of 2020. Corporate bonds rallied for the year, bouncing back from their March lows swiftly but producing lower gains in the closing months of the year, as the stock market rally broadened out.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2020
Equity	78.3%
Fixed Income	21.7

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2020
EQ/Equity 500 Index Portfolio	35.7%
EQ/International Equity Index Portfolio	12.4
EQ/Small Company Index Portfolio	10.9
EQ/Core Bond Index Portfolio	7.5
EQ/MFS International Growth Portfolio	7.0
EQ/Emerging Markets Equity PLUS Portfolio	5.7
EQ/Quality Bond PLUS Portfolio	4.1
1290 VT High Yield Bond Portfolio	4.0
EQ/Global Bond PLUS Portfolio	3.5
EQ/PIMCO Ultra Short Bond Portfolio	2.6

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 - 12/31/20
Class B
Actual	$1,000.00	$1,193.20	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.26	2.90
Class K
Actual	1,000.00	1,194.80	1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.52	1.64

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2020

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (78.4%)
EQ/American Century Mid Cap Value Portfolio‡	135,921	$3,138,986
EQ/BlackRock Basic Value Equity Portfolio‡	200,029	4,389,056
EQ/Emerging Markets Equity PLUS Portfolio‡	948,261	10,583,146
EQ/Equity 500 Index Portfolio‡	1,145,513	66,593,483
EQ/International Equity Index Portfolio‡	2,301,260	23,090,703
EQ/Janus Enterprise Portfolio*‡	129,722	3,052,690
EQ/MFS International Growth Portfolio‡	1,521,181	13,148,984
EQ/Small Company Index Portfolio‡	1,614,637	20,308,479
Multimanager Aggressive Equity Portfolio*‡	32,354	2,732,123

Total Equity		147,037,650

Fixed Income (21.7%)
1290 VT High Yield Bond Portfolio‡	772,100	7,520,791
EQ/Core Bond Index Portfolio‡	1,344,756	14,075,065
EQ/Global Bond PLUS Portfolio‡	668,820	6,545,463
EQ/PIMCO Ultra Short Bond Portfolio‡	485,923	4,801,007
EQ/Quality Bond PLUS Portfolio‡	871,092	7,719,472

Total Fixed Income		40,661,798

Total Investments in Securities (100.1%) (Cost $132,626,435)		187,699,448
Other Assets Less Liabilities (-0.1%)		(147,669)

Net Assets (100%)		$187,551,779

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio (aa)	135,921	—	46,498	—	—	818,315	3,138,986	41,211	5,287
EQ/BlackRock Basic Value Equity Portfolio	200,029	4,181,765	939,735	(483,715)	(3,137)	(245,592)	4,389,056	83,067	305,625
EQ/Emerging Markets Equity PLUS Portfolio	948,261	8,750,154	2,410,680	(2,065,108)	57,627	1,429,793	10,583,146	126,455	126,542
EQ/Equity 500 Index Portfolio	1,145,513	62,883,907	7,177,119	(11,153,435)	730,558	6,955,334	66,593,483	877,806	1,339,925
EQ/International Equity Index Portfolio	2,301,260	21,781,690	4,239,759	(3,788,002)	1,572	855,684	23,090,703	442,706	58,402
EQ/Janus Enterprise Portfolio*(ab)	129,722	—	284,187	—	—	792,572	3,052,690	—	284,187
EQ/MFS International Growth Portfolio	1,521,181	11,498,893	2,968,176	(2,146,037)	41,314	786,638	13,148,984	79,995	1,102,736
EQ/Small Company Index Portfolio	1,614,637	14,294,140	4,597,324	(2,081,598)	8,035	3,490,578	20,308,479	204,461	662,954
Multimanager Aggressive Equity Portfolio*	32,354	2,198,053	540,622	(522,090)	(2,560)	518,098	2,732,123	—	230,660
Multimanager Mid Cap Growth Portfolio (ab)	—	1,521,656	777,510	(61,948)	(59)	(261,228)	—	—	61,416
Multimanager Mid Cap Value Portfolio (aa)	—	1,945,560	917,205	(30,974)	161	(557,779)	—	18,534	10,624
Fixed Income
1290 VT High Yield Bond Portfolio	772,100	5,895,341	2,343,299	(787,251)	(25,755)	95,157	7,520,791	361,136	—
EQ/Core Bond Index Portfolio	1,344,756	12,476,626	5,705,159	(4,477,662)	44,738	326,204	14,075,065	237,659	90,973
EQ/Global Bond PLUS Portfolio	668,820	4,959,247	2,666,418	(1,282,786)	(381)	202,965	6,545,463	133,018	100,117

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	485,923	4,060,466	1,925,843	(1,176,018)	(21,179)	11,895	4,801,007	48,122	—
EQ/Quality Bond PLUS Portfolio	871,092	6,108,720	2,924,216	(1,398,251)	19,184	65,603	7,719,472	117,624	174,429

Total		162,556,218	40,463,750	(31,454,875)	850,118	15,284,237	187,699,448	2,771,794	4,553,877

(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged in a nontaxable transfer 212,838 Class K shares in Multimanager Mid Cap Value Portfolio for 133,849 Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $2,579,863 (at a cost of $2,274,173). These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged in a nontaxable transfer 222,787 Class K shares in Multimanager Mid Cap Growth Portfolio for 117,181 Class K shares of the EQ/Janus Enterprise Portfolio with a value of $2,487,628 (at a cost of $1,975,931). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$187,699,448	$—	$187,699,448

Total Assets	$—	$187,699,448	$—	$187,699,448

Total Liabilities	$—	$—	$—	$—

Total	$—	$187,699,448	$—	$187,699,448

The Portfolio held no derivatives contracts during the year ended December 31, 2020.

Investment security transactions for the year ended December 31, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$40,463,750
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$31,454,875

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,087,252
Aggregate gross unrealized depreciation	(135,191)

Net unrealized appreciation	$54,952,061

Federal income tax cost of investments in securities and derivative instruments, if applicable	$132,747,387

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $132,626,435)	$187,699,448
Cash	331,022
Receivable for Portfolio shares sold	45,563
Other assets	661

Total assets	188,076,694

LIABILITIES
Payable for securities purchased	269,764
Payable for Portfolio shares redeemed	113,044
Distribution fees payable – Class B	33,167
Investment management fees payable	24,282
Administrative fees payable	19,205
Trustees’ fees payable	801
Accrued expenses	64,652

Total liabilities	524,915

NET ASSETS	$187,551,779

Net assets were comprised of:
Paid in capital	$129,595,550
Total distributable earnings (loss)	57,956,229

Net assets	$187,551,779

Class B
Net asset value, offering and redemption price per share, $159,487,238 / 11,630,917 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.71

Class K
Net asset value, offering and redemption price per share, $28,064,541 / 2,046,568 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.71

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,771,794
Interest	474

Total income	2,772,268

EXPENSES
Distribution fees – Class B	334,585
Administrative fees	197,730
Investment management fees	160,056
Custodian fees	82,000
Professional fees	45,169
Printing and mailing expenses	39,093
Trustees’ fees	5,563
Miscellaneous	2,356

Gross expenses	866,552
Less: Waiver from investment manager	(8,122)

Net expenses	858,430

NET INVESTMENT INCOME (LOSS)	1,913,838

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	850,118
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	4,553,877

Net realized gain (loss)	5,403,995

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	15,284,237

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,688,232

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,602,070

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2020	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,913,838	$2,330,577
Net realized gain (loss)	5,403,995	3,226,419
Net change in unrealized appreciation (depreciation)	15,284,237	22,983,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,602,070	28,540,091

Distributions to shareholders:
Class B	(5,608,553)	(5,101,890)
Class K	(1,071,725)	(1,319,319)

Total distributions to shareholders	(6,680,278)	(6,421,209)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [1,939,608 and 1,891,086 shares, respectively]	23,374,194	22,595,795
Capital shares issued in reinvestment of dividends and distributions [ 425,826 and 416,302 shares, respectively]	5,608,553	5,101,890
Capital shares repurchased [(1,241,567) and (736,572) shares, respectively]	(14,971,024)	(8,776,194)

Total Class B transactions	14,011,723	18,921,491

Class K
Capital shares sold [68 and 0# shares, respectively]	949	6
Capital shares issued in reinvestment of dividends and distributions [ 81,252 and 107,562 shares, respectively]	1,071,725	1,319,319
Capital shares repurchased [(494,389) and (359,269) shares, respectively]	(5,850,676)	(4,233,688)

Total Class K transactions	(4,778,002)	(2,914,363)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,233,721	16,007,128

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,155,513	38,126,010
NET ASSETS:
Beginning of year	162,396,266	124,270,256

End of year	$187,551,779	$162,396,266

# Number of shares is less than 0.5.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2020		2019		2018		2017		2016
Net asset value, beginning of year	$12.52		$10.67		$11.83		$10.18		$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.19		0.17		0.15		0.14
Net realized and unrealized gain (loss)	1.55		2.17		(1.01)		1.66		0.62

Total from investment operations	1.69		2.36		(0.84)		1.81		0.76

Less distributions:
Dividends from net investment income	(0.20)		(0.19)		(0.18)		(0.16)		(0.14)
Distributions from net realized gains	(0.30)		(0.32)		(0.14)		—		—

Total dividends and distributions	(0.50)		(0.51)		(0.32)		(0.16)		(0.14)

Net asset value, end of year	$13.71		$12.52		$10.67		$11.83		$10.18

Total return	13.70%		22.28%		(7.14)%		17.78%		7.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$159,487		$131,599		$95,353		$93,665		$70,609
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.58	%(j)	0.59	%(j)	0.59	%(j)	0.58	%(j)	0.59%
Before waivers and reimbursements (f)	0.58%		0.60%		0.61%		0.62%		0.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.18%		1.61%		1.41%		1.31%		1.46%
Before waivers and reimbursements (f)(x)	1.17%		1.60%		1.39%		1.27%		1.40%
Portfolio turnover rate^	20%		8%		12%		9%		10%

	Year Ended December 31,
Class K	2020		2019		2018		2017		2016
Net asset value, beginning of year	$12.52		$10.67		$11.83		$10.18		$9.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.19		0.16		0.17		0.16
Net realized and unrealized gain (loss)	1.56		2.20		(0.97)		1.67		0.64

Total from investment operations	1.72		2.39		(0.81)		1.84		0.80

Less distributions:
Dividends from net investment income	(0.23)		(0.22)		(0.21)		(0.19)		(0.17)
Distributions from net realized gains	(0.30)		(0.32)		(0.14)		—		—

Total dividends and distributions	(0.53)		(0.54)		(0.35)		(0.19)		(0.17)

Net asset value, end of year	$13.71		$12.52		$10.67		$11.83		$10.18

Total return	13.95%		22.57%		(6.88)%		18.05%		8.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$28,065		$30,798		$28,917		$36,972		$31,598
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.33	%(j)	0.34	%(j)	0.34	%(j)	0.33	%(j)	0.34%
Before waivers and reimbursements (f)	0.33%		0.35%		0.35%		0.37%		0.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.27%		1.63%		1.38%		1.50%		1.67%
Before waivers and reimbursements (f)(x)	1.27%		1.63%		1.36%		1.46%		1.61%
Portfolio turnover rate^	20%		8%		12%		9%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/20

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class B Shares	14.07%	11.16%	9.03%
Portfolio – Class K Shares*	14.33	11.44	10.94
S&P Target Date 2045 Index	13.66	11.24	9.49

* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 14.07% for the year ended December 31, 2020. This compares to the Portfolio’s benchmark, the S&P Target Date 2045 Index, which returned 13.66% over the same period.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite a globally disruptive health crisis and economic turmoil, the Portfolio’s holdings produced positive gains for the year.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in U.S. equities, especially large-cap companies with outsized earnings growth. The U.S. equity market shrugged off a global coronavirus pandemic, COVID-19, that severely reduced economic activity for a significant portion of the reporting period. Initially, sectors such as large-cap technology thrived because COVID-19 accelerated their businesses. Later in the year, resolution of the U.S. presidential election, as well as positive vaccine news, continued a rally in cyclical and more value-oriented names, solidifying a broadening of the market.

U.S. small- and mid-sized holdings also contributed attractive returns. These companies rallied significantly, but lagged behind the handful of mega-cap tech companies that dominated the market for most of the year.

In the international stock markets, the Portfolio’s equity holdings enjoyed positive gains for the year, with developed markets lagging emerging markets. Around the world, the pandemic triggered monetary easing measures and unusually robust fiscal stimulus initiatives. Due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation, even emerging market countries were able to support their staggering economies.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns. After the initial crisis and flight to quality, the massive amounts of aid provided by both the U.S. Federal Reserve and the U.S. Congress resulted in notable stabilization in the second quarter and throughout the rest of 2020. Corporate bonds rallied for the year, bouncing back from their March lows swiftly but producing lower gains in the closing months of the year, as the stock market rally broadened out.

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2020
Equity	88.1%
Fixed Income	11.9

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2020
EQ/Equity 500 Index Portfolio	40.7%
EQ/International Equity Index Portfolio	13.9
EQ/Small Company Index Portfolio	12.0
EQ/MFS International Growth Portfolio	7.8
EQ/Emerging Markets Equity PLUS Portfolio	6.1
EQ/Core Bond Index Portfolio	3.9
EQ/BlackRock Basic Value Equity Portfolio	2.9
1290 VT High Yield Bond Portfolio	2.6
EQ/Quality Bond PLUS Portfolio	2.2
EQ/Global Bond PLUS Portfolio	1.8

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 - 12/31/20
Class B
Actual	$1,000.00	$1,215.20	$3.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.20	2.97
Class K
Actual	1,000.00	1,216.00	1.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.45	1.70

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.59% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2020

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (88.2%)
EQ/American Century Mid Cap Value Portfolio‡	114,451	$2,643,157
EQ/BlackRock Basic Value Equity Portfolio‡	205,821	4,516,138
EQ/Emerging Markets Equity PLUS Portfolio‡	851,950	9,508,268
EQ/Equity 500 Index Portfolio‡	1,091,528	63,455,131
EQ/International Equity Index Portfolio‡	2,163,058	21,703,994
EQ/Janus Enterprise Portfolio*‡	98,359	2,314,642
EQ/MFS International Growth Portfolio‡	1,414,952	12,230,755
EQ/Small Company Index Portfolio‡	1,489,744	18,737,610
Multimanager Aggressive Equity Portfolio*‡	29,249	2,469,964

Total Equity		137,579,659

Fixed Income (11.8%)
1290 VT High Yield Bond Portfolio‡	412,899	4,021,925
EQ/Core Bond Index Portfolio‡	581,616	6,087,558
EQ/Global Bond PLUS Portfolio‡	280,185	2,742,056
EQ/PIMCO Ultra Short Bond Portfolio‡	217,448	2,148,421
EQ/Quality Bond PLUS Portfolio‡	395,883	3,508,251

Total Fixed Income		18,508,211

Total Investments in Securities (100.0%) (Cost $110,626,269)		156,087,870
Other Assets Less Liabilities (0.0%)		(52,633)

Net Assets (100%)		$156,035,237

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio(aa)	114,451	—	39,154	—	—	647,502	2,643,157	34,702	4,452
EQ/BlackRock Basic Value Equity Portfolio	205,821	4,070,401	925,049	(250,240)	(97)	(228,975)	4,516,138	85,398	313,798
EQ/Emerging Markets Equity PLUS Portfolio	851,950	7,579,970	1,513,061	(723,280)	873	1,137,644	9,508,268	112,861	107,819
EQ/Equity 500 Index Portfolio	1,091,528	56,363,686	7,059,978	(7,425,199)	52,917	7,403,749	63,455,131	835,738	1,275,039
EQ/International Equity Index Portfolio	2,163,058	19,389,266	3,035,702	(1,408,200)	210	687,016	21,703,994	415,676	54,075
EQ/Janus Enterprise Portfolio*(ab)	98,359	—	215,477	—	—	539,979	2,314,642	—	215,479
EQ/MFS International Growth Portfolio	1,414,952	10,110,607	2,508,108	(1,076,040)	16,776	671,304	12,230,755	74,325	1,021,944
EQ/Small Company Index Portfolio	1,489,744	12,472,102	3,991,233	(730,773)	251	3,004,797	18,737,610	188,471	611,107
Multimanager Aggressive Equity Portfolio*	29,249	1,915,359	578,944	(476,640)	(1,677)	453,978	2,469,964	—	207,754
Multimanager Mid Cap Growth Portfolio(ab)	—	1,134,925	573,871	(12,640)	— #	(136,970)	—	—	46,567
Multimanager Mid Cap Value Portfolio(aa)	—	1,875,378	603,421	(8,427)	81	(513,952)	—	15,606	8,946

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Fixed Income
1290 VT High Yield Bond Portfolio	412,899	3,050,749	1,181,364	(244,480)	(7,369)	41,661	4,021,925	192,973	—
EQ/Core Bond Index Portfolio	581,616	5,253,839	2,572,854	(1,890,240)	13,968	137,137	6,087,558	102,687	39,309
EQ/Global Bond PLUS Portfolio	280,185	1,902,333	1,223,187	(458,320)	210	74,646	2,742,056	55,682	41,910
EQ/PIMCO Ultra Short Bond Portfolio	217,448	1,679,227	908,036	(433,040)	(8,920)	3,118	2,148,421	21,510	—
EQ/Quality Bond PLUS Portfolio	395,883	2,568,153	1,415,959	(506,480)	5,790	24,829	3,508,251	53,391	79,176

Total		129,365,995	28,345,398	(15,643,999)	73,013	13,947,463	156,087,870	2,189,020	4,027,375

#	Amount represents less than $0.50.
(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged in a nontaxable transfer 179,218 Class K shares in Multimanager Mid Cap Value Portfolio for 112,707 Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $2,172,352 (at a cost of $1,956,501). These amounts are not reflected in the purchases and sales listed above.

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged in a nontaxable transfer 168,924 Class K shares in Multimanager Mid Cap Growth Portfolio for 88,850 Class K shares of the EQ/Janus Enterprise Portfolio with a value of $1,886,195 (at a cost of $1,559,186). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$156,087,870	$—	$156,087,870

Total Assets	$—	$156,087,870	$—	$156,087,870

Total Liabilities	$—	$—	$—	$—

Total	$—	$156,087,870	$—	$156,087,870

The Portfolio held no derivatives contracts during the year ended December 31, 2020.

Investment security transactions for the year ended December 31, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,345,398
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,643,999

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,474,273
Aggregate gross unrealized depreciation	(52,310)

Net unrealized appreciation	$45,421,963

Federal income tax cost of investments in securities and derivative instruments, if applicable	$110,665,907

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $110,626,269)	$156,087,870
Cash	93,706
Receivable for Portfolio shares sold	72,199
Other assets	537

Total assets	156,254,312

LIABILITIES
Payable for securities purchased	47,760
Payable for Portfolio shares redeemed	36,778
Distribution fees payable – Class B	29,739
Investment management fees payable	25,090
Administrative fees payable	15,939
Trustees’ fees payable	619
Accrued expenses	63,150

Total liabilities	219,075

NET ASSETS	$156,035,237

Net assets were comprised of:
Paid in capital	$107,931,542
Total distributable earnings (loss)	48,103,695

Net assets	$156,035,237

Class B
Net asset value, offering and redemption price per share, $143,119,397 / 10,201,081 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.03

Class K
Net asset value, offering and redemption price per share, $12,915,840 / 921,009 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.02

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,189,020
Interest	380

Total income	2,189,400

EXPENSES
Distribution fees – Class B	293,619
Administrative fees	160,138
Investment management fees	129,626
Custodian fees	80,000
Professional fees	43,851
Printing and mailing expenses	35,283
Trustees’ fees	4,480
Miscellaneous	1,761

Gross expenses	748,758
Less: Waiver from investment manager	(16,981)

Net expenses	731,777

NET INVESTMENT INCOME (LOSS)	1,457,623

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	73,013
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	4,027,375

Net realized gain (loss)	4,100,388

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	13,947,463

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,047,851

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,505,474

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2020	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,457,623	$1,771,973
Net realized gain (loss)	4,100,388	2,737,511
Net change in unrealized appreciation (depreciation)	13,947,463	19,735,997

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,505,474	24,245,481

Distributions to shareholders:
Class B	(4,453,634)	(4,689,917)
Class K	(435,386)	(655,169)

Total distributions to shareholders	(4,889,020)	(5,345,086)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [1,614,815 and 1,446,521 shares, respectively]	19,602,076	17,438,528
Capital shares issued in reinvestment of dividends and distributions [ 334,530 and 378,598 shares, respectively]	4,453,634	4,689,917
Capital shares repurchased [(784,290) and (509,290) shares, respectively]	(9,579,424)	(6,125,793)

Total Class B transactions	14,476,286	16,002,652

Class K
Capital shares sold [0# and 0 shares, respectively]	13	—
Capital shares issued in reinvestment of dividends and distributions [ 32,639 and 52,877 shares, respectively]	435,386	655,169
Capital shares repurchased [(245,733) and (192,295) shares, respectively]	(2,833,469)	(2,320,164)

Total Class K transactions	(2,398,070)	(1,664,995)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,078,216	14,337,657

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,694,670	33,238,052
NET ASSETS:
Beginning of year	129,340,567	96,102,515

End of year	$156,035,237	$129,340,567

# Number of shares are less than 0.5.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2020		2019		2018		2017		2016
Net asset value, beginning of year	$12.72		$10.69		$11.93		$10.10		$9.42

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.19		0.16		0.14		0.14
Net realized and unrealized gain (loss)	1.62		2.39		(1.10)		1.85		0.68

Total from investment operations	1.76		2.58		(0.94)		1.99		0.82

Less distributions:
Dividends from net investment income	(0.19)		(0.19)		(0.18)		(0.16)		(0.14)
Distributions from net realized gains	(0.26)		(0.36)		(0.12)		—		—

Total dividends and distributions	(0.45)		(0.55)		(0.30)		(0.16)		(0.14)

Net asset value, end of year	$14.03		$12.72		$10.69		$11.93		$10.10

Total return	14.07%		24.32%		(7.97)%		19.71%		8.65%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$143,119		$114,928		$82,506		$82,083		$61,361
Ratio of expenses to average net assets:
After waivers (f)	0.59	%(j)	0.60	%(j)	0.59	%(j)	0.58	%(j)	0.59%
Before waivers (f)	0.60%		0.62%		0.64%		0.66%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.13%		1.56%		1.34%		1.29%		1.45%
Before waivers (f)(x)	1.11%		1.53%		1.29%		1.22%		1.35%
Portfolio turnover rate^	12%		6%		8%		8%		6%

	Year Ended December 31,
Class K	2020		2019		2018		2017		2016
Net asset value, beginning of year	$12.71		$10.68		$11.92		$10.09		$9.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.19		0.16		0.16		0.16
Net realized and unrealized gain (loss)	1.65		2.42		(1.07)		1.86		0.68

Total from investment operations	1.79		2.61		(0.91)		2.02		0.84

Less distributions:
Dividends from net investment income	(0.22)		(0.22)		(0.21)		(0.19)		(0.16)
Distributions from net realized gains	(0.26)		(0.36)		(0.12)		—		—

Total dividends and distributions	(0.48)		(0.58)		(0.33)		(0.19)		(0.16)

Net asset value, end of year	$14.02		$12.71		$10.68		$11.92		$10.09

Total return	14.33%		24.62%		(7.71)%		20.00%		8.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,916		$14,413		$13,597		$17,270		$14,100
Ratio of expenses to average net assets:
After waivers (f)	0.34	%(j)	0.35	%(j)	0.34	%(j)	0.34	%(j)	0.34%
Before waivers (f)	0.35%		0.37%		0.39%		0.41%		0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.17%		1.56%		1.35%		1.47%		1.65%
Before waivers (f)(x)	1.15%		1.54%		1.30%		1.40%		1.55%
Portfolio turnover rate^	12%		6%		8%		8%		6%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/20

	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	14.89%	12.12%	9.37%
Portfolio – Class K Shares*	15.21	12.40	9.64
S&P Target Date 2055 Index	13.86	11.55	9.20

* Date of inception 4/30/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 14.89% for the year ended December 31, 2020. This compares to the Portfolio’s benchmark, the S&P Target Date 2055 Index, which returned 13.86% over the same period.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in a mixture of U.S. stocks, international stocks and intermediate-term bonds. Despite a globally disruptive health crisis and economic turmoil, the Portfolio’s holdings produced positive gains for the year.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below.

Details by sector:

The Portfolio’s return was primarily attributable to its holdings in U.S. equities, especially large-cap companies with outsized earnings growth. The U.S. equity market shrugged off a global coronavirus pandemic, COVID-19, that severely reduced economic activity for a significant portion of the reporting period. Initially, sectors such as large-cap technology thrived because COVID-19 accelerated their businesses. Later in the year, resolution of the U.S. presidential election, as well as positive vaccine news, continued a rally in cyclical and more value-oriented names, solidifying a broadening of the market.

U.S. small- and mid-sized holdings also contributed attractive returns. These companies rallied significantly, but lagged behind the handful of mega-cap tech companies that dominated the market for most of the year.

In the international stock markets, the Portfolio’s equity holdings enjoyed positive gains for the year, with developed markets lagging emerging markets. Around the world, the pandemic triggered monetary easing measures and unusually robust fiscal stimulus initiatives. Due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation, even emerging market countries were able to support their staggering economies.

Finally, the Portfolio’s holdings in intermediate-term government and corporate bonds also provided positive returns. After the initial crisis and flight to quality, the massive amounts of aid provided by both the U.S. Federal Reserve and the U.S. Congress resulted in notable stabilization in the second quarter and throughout the rest of 2020. Corporate bonds rallied for the year, bouncing back from their March lows swiftly but producing lower gains in the closing months of the year, as the stock market rally broadened out.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2020
Equity	98.1%
Fixed Income	1.9

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2020
EQ/Equity 500 Index Portfolio	42.7%
EQ/Small Company Index Portfolio	14.8
EQ/International Equity Index Portfolio	14.6
EQ/MFS International Growth Portfolio	10.7
EQ/Emerging Markets Equity PLUS Portfolio	6.4
EQ/BlackRock Basic Value Equity Portfolio	4.6
Multimanager Aggressive Equity Portfolio	3.4
EQ/Core Bond Index Portfolio	1.1
1290 VT High Yield Bond Portfolio	0.8
EQ/American Century Mid Cap Value Portfolio	0.7

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2020 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expenses Paid During Period* 7/1/20 - 12/31/20
Class B
Actual	$1,000.00	$1,240.20	$3.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	3.00
Class K
Actual	1,000.00	1,241.60	1.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.42	1.74

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.59% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 184/366 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2020

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (98.2%)
EQ/American Century Mid Cap Value Portfolio‡	14,041	$324,256
EQ/BlackRock Basic Value Equity Portfolio‡	101,628	2,229,937
EQ/Emerging Markets Equity PLUS Portfolio‡	279,309	3,117,257
EQ/Equity 500 Index Portfolio‡	358,890	20,863,815
EQ/International Equity Index Portfolio‡	711,167	7,135,812
EQ/Janus Enterprise Portfolio*‡	8,448	198,801
EQ/MFS International Growth Portfolio‡	602,471	5,207,718
EQ/Small Company Index Portfolio‡	576,443	7,250,345
Multimanager Aggressive Equity Portfolio*‡	19,424	1,640,299

Total Equity		47,968,240

Fixed Income (1.9%)
1290 VT High Yield Bond Portfolio‡	42,117	410,250
EQ/Core Bond Index Portfolio‡	50,664	530,278

Total Fixed Income		940,528

Total Investments in Securities (100.1%) (Cost $40,425,971)		48,908,769
Other Assets Less Liabilities (-0.1%)		(38,637)

Net Assets (100%)		$48,870,131

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2020, were as follows:

Security Description	Shares at December 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio (aa)	14,041	—	4,803	—	—	(12,739)	324,256	4,257	546
EQ/BlackRock Basic Value Equity Portfolio	101,628	1,524,604	829,442	(71,584)	(322)	(52,203)	2,229,937	41,949	152,188
EQ/Emerging Markets Equity PLUS Portfolio	279,309	1,979,169	900,334	(154,599)	32	392,321	3,117,257	36,568	32,951
EQ/Equity 500 Index Portfolio	358,890	14,362,891	5,711,554	(1,591,166)	1,132	2,379,405	20,863,816	273,416	413,459
EQ/International Equity Index Portfolio	711,167	4,791,379	2,208,078	(214,752)	(736)	351,843	7,135,812	135,759	16,407
EQ/Janus Enterprise Portfolio*(ab)	8,448	—	18,506	—	—	30,657	198,801	—	18,507
EQ/MFS International Growth Portfolio	602,471	3,546,954	1,613,130	(225,153)	(35)	272,822	5,207,718	31,512	426,520
EQ/Small Company Index Portfolio	576,443	3,701,105	2,547,562	(290,283)	(1,037)	1,292,998	7,250,345	72,617	235,460
Multimanager Aggressive Equity Portfolio*	19,424	1,089,031	598,724	(312,061)	85	264,520	1,640,299	—	136,684
Multimanager Mid Cap Growth Portfolio (ab)	—	130,603	26,517	(2,450)	(3)	(5,029)	0	—	4,000
Multimanager Mid Cap Value Portfolio (aa)	—	320,781	14,271	(1,226)	(13)	(1,621)	0	1,914	1,097
Fixed Income
1290 VT High Yield Bond Portfolio	42,117	—	404,734	—	—	5,516	410,250	19,735	—
EQ/Core Bond Index Portfolio	50,664	221,114	356,264	(53,254)	— #	6,154	530,278	8,957	3,429

Total		31,667,631	15,233,919	(2,916,528)	(897)	4,924,644	48,908,769	626,684	1,441,248

#	Amount represents less than $0.50.
(aa)

As a result of a business combination, after the close of business on June 12, 2020, the Portfolio exchanged in a nontaxable transfer 21,987 Class K shares in Multimanager Mid Cap Value Portfolio for 13,827 Class K shares of the EQ/American Century Mid Cap Value Portfolio with a value of $266,499 (at a cost of $332,192). These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2020

(ab)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio exchanged in a nontaxable transfer 14,510 Class K shares in Multimanager Mid Cap Growth Portfolio for 7,631 Class K shares of the EQ/Janus Enterprise Portfolio with a value of $162,003 (at a cost of $149,638). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$48,908,769	$—	$48,908,769

Total Assets	$—	$48,908,769	$—	$48,908,769

Total Liabilities	$—	$—	$—	$—

Total	$—	$48,908,769	$—	$48,908,769

The Portfolio held no derivatives contracts during the year ended December 31, 2020.

Investment security transactions for the year ended December 31, 2020 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,233,919
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,916,528

As of December 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,441,475
Aggregate gross unrealized depreciation	(24,975)

Net unrealized appreciation	$8,416,500

Federal income tax cost of investments in securities and derivative instruments, if applicable	$40,492,269

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $40,425,971)	$48,908,769
Cash	60,379
Receivable for Portfolio shares sold	29,264
Other assets	140

Total assets	48,998,552

LIABILITIES
Payable for securities purchased	54,097
Distribution fees payable – Class B	9,957
Investment management fees payable	6,190
Administrative fees payable	4,954
Payable for Portfolio shares redeemed	172
Trustees’ fees payable	17
Accrued expenses	53,034

Total liabilities	128,421

NET ASSETS	$48,870,131

Net assets were comprised of:
Paid in capital	$40,879,586
Total distributable earnings (loss)	7,990,545

Net assets	$48,870,131

Class B
Net asset value, offering and redemption price per share, $48,267,908 / 3,388,688 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.24

Class K
Net asset value, offering and redemption price per share, $602,223 / 42,262 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.25

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$626,684
Interest	258

Total income	626,942

EXPENSES
Distribution fees – Class B	88,877
Custodian fees	60,500
Administrative fees	44,653
Professional fees	39,757
Investment management fees	36,137
Printing and mailing expenses	23,854
Trustees’ fees	1,083
Miscellaneous	660

Gross expenses	295,521
Less: Waiver from investment manager	(80,790)
Reimbursement from investment manager	(2,424)

Net expenses	212,307

NET INVESTMENT INCOME (LOSS)	414,635

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(897)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,441,248

Net realized gain (loss)	1,440,351

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	4,924,644

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,364,995

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,779,630

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2020	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$414,635	$380,322
Net realized gain (loss)	1,440,351	820,316
Net change in unrealized appreciation (depreciation)	4,924,644	5,073,172

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,779,630	6,273,810

Distributions to shareholders:
Class B	(840,622)	(405,552)
Class K	(11,961)	(13,265)

Total distributions to shareholders	(852,583)	(418,817)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [1,172,575 and 1,021,731 shares, respectively]	14,109,702	11,897,477
Capital shares issued in reinvestment of dividends[ 61,682 and 32,213 shares, respectively]	840,622	405,552
Capital shares repurchased [(285,131) and (155,127) shares, respectively]	(3,443,423)	(1,805,908)

Total Class B transactions	11,506,901	10,497,121

Class K
Capital shares sold [155 and 0 shares, respectively]	2,201	—
Capital shares issued in reinvestment of dividends[ 876 and 1,054 shares, respectively]	11,961	13,265
Capital shares repurchased [(26,239) and (578,775) shares, respectively]	(244,553)	(6,771,381)

Total Class K transactions	(230,391)	(6,758,116)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,276,510	3,739,005

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,203,557	9,593,998
NET ASSETS:
Beginning of year	31,666,574	22,072,576

End of year	$48,870,131	$31,666,574

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2020		2019		2018		2017		2016
Net asset value, beginning of year	$12.63		$10.10		$11.25		$9.36		$9.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.20		0.18		0.17		0.24
Net realized and unrealized gain (loss)	1.73		2.50		(1.16)		1.87		0.63 †

Total from investment operations	1.87		2.70		(0.98)		2.04		0.87

Less distributions:
Dividends from net investment income	(0.19)		(0.17)		(0.17)		(0.15)		(0.11)
Distributions from net realized gains	(0.07)		—		—		—		(0.64)

Total dividends and distributions	(0.26)		(0.17)		(0.17)		(0.15)		(0.75)

Net asset value, end of year	$14.24		$12.63		$10.10		$11.25		$9.36

Total return	14.89%		26.75%		(8.74)%		21.78%		9.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$48,268		$30,814		$15,557		$9,334		$3,787
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.59	%(j)	0.59	%(j)	0.58	%(j)	0.57	%(j)	0.59%
Before waivers and reimbursements (f)	0.82%		0.88%		1.06%		1.41%		2.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.15%		1.68%		1.57%		1.64%		2.57%
Before waivers and reimbursements (f)(x)	0.92%		1.39%		1.10%		0.79%		1.10%
Portfolio turnover rate^	8%		28%		4%		5%		33%

	Year Ended December 31,
Class K	2020		2019		2018		2017		2016
Net asset value, beginning of year	$12.63		$10.10		$11.26		$9.36		$9.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		(0.01)		0.16		0.15		0.07
Net realized and unrealized gain (loss)	1.79		2.74		(1.13)		1.92		0.82 †

Total from investment operations	1.91		2.73		(0.97)		2.07		0.89

Less distributions:
Dividends from net investment income	(0.22)		(0.20)		(0.19)		(0.17)		(0.13)
Distributions from net realized gains	(0.07)		—		—		—		(0.64)

Total dividends and distributions	(0.29)		(0.20)		(0.19)		(0.17)		(0.77)

Net asset value, end of year	$14.25		$12.63		$10.10		$11.26		$9.36

Total return	15.21%		27.03%		(8.57)%		22.17%		9.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$602		$852		$6,515		$7,111		$5,486
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.34	%(j)	0.34	%(j)	0.33	%(j)	0.32	%(j)	0.34%
Before waivers and reimbursements (f)	0.58%		0.63%		0.80%		1.15%		1.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	0.99%		(0.07)%		1.36%		1.45%		0.83%
Before waivers and reimbursements (f)(x)	0.75%		(0.37)%		0.89%		0.62%		(0.09)%
Portfolio turnover rate^	8%		28%		4%		5%		33%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

Note 1	Organization and Significant Accounting Policies

EQ Premier VIP Trust (the “Trust”) (formerly, AXA Premier VIP Trust), was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven diversified Portfolios (each, a “Portfolio” and together, the “Portfolios”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) (formerly, AXA Equitable Funds Management Group, LLC), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”) (formerly, AXA Equitable Life Insurance Company).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust (“EQAT”), a separate registered investment company managed by EIM. Each of the above referenced Portfolios are fund-of-funds. The underlying funds’ financial statements are included in the underlying funds’ annual reports, which are filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The EQ/Core Plus Bond Portfolio may utilize multiple investment sub-advisers (each, a “Sub- Adviser”).1 Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub- Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Portfolio.

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life

[1]

Effective May 1, 2020, the EQ/Core Plus Bond Portfolio, formerly known as the CharterSM Multi-Sector Bond Portfolio, changed from a fund-of-funds strategy to a strategy pursuant to which the Portfolio’s assets were allocated among AXA Investment Managers, Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P., each of which actively manages its allocated portion of the Portfolio using a different yet complementary investment strategy.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, or other affiliated or unaffiliated insurance companies, and to the Equitable Financial 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

During the period September 23, 2019 to October 11, 2019, EIM redeemed seed capital out of the Target 2055 Allocation Portfolio totaling $131,071 and $6,704,202 for Class B and Class K, respectively.

The investment objectives of each Portfolio are as follows:

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

EQ/Core Plus Bond Portfolio (sub-advised by AXA Investment Managers, Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P.) — Seeks to achieve high total return through a combination of current income and capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, EIM (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2020 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee may receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	Market value of investment securities, other assets and liabilities — at the valuation date.

(ii)	Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2020, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to conversion transactions (EQ/Moderate-Plus Allocation and EQ/Aggressive Allocation), capital loss carryforward (Target 2055 Allocation), post October loss deferrals (EQ/Core Plus Bond) and deferral of losses on offsetting positions (EQ/Core Plus Bond). In addition, short- term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of distributions for the years ended December 31, 2020 and December 31, 2019 and the tax composition of undistributed ordinary income and undistributed long term gains at December 31, 2020 are presented in the following table:

	Year Ended December 31, 2020		As of December 31, 2020		Year Ended December 31, 2019
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Conservative Allocation	$23,357,995	$22,668,446	$887,342	$18,815,223	$18,269,830	$20,315,053
EQ/Conservative-Plus Allocation	28,946,928	52,558,309	1,407,023	33,914,004	21,375,576	42,181,714
EQ/Moderate Allocation	178,322,642	329,191,713	10,762,876	222,659,416	126,573,887	322,417,542
EQ/Moderate-Plus Allocation	232,291,674	569,767,716	20,178,344	368,638,732	153,557,232	512,390,250
EQ/Aggressive Allocation	88,597,964	227,808,739	3,272,588	184,718,083	56,714,906	245,612,193
EQ/Core Plus Bond	7,044,912	3,839,069	5,769,147	30,374	3,686,884	—
Target 2015 Allocation	1,103,901	2,102,737	11,628	914,846	883,402	1,966,278
Target 2025 Allocation	3,384,561	6,515,730	—	3,631,330	2,978,942	6,212,665
Target 2035 Allocation	2,913,154	3,767,124	—	3,004,911	2,627,302	3,793,907
Target 2045 Allocation	2,112,739	2,776,281	3,214	2,679,063	1,974,849	3,370,237
Target 2055 Allocation	620,740	231,843	—	718,437	412,636	6,181

There was no Return of Capital for 2019 or 2020.

Permanent book and tax basis differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at December 31, 2020 as follows:

Portfolios:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
EQ/Conservative Allocation	$8,621,873	$(8,621,873)	$—
EQ/Conservative-Plus Allocation	13,331,131	(13,331,131)	—
EQ/Moderate Allocation	89,355,718	(89,355,718)	—
EQ/Moderate-Plus Allocation	139,930,645	(139,930,645)	—
EQ/Aggressive Allocation	65,160,467	(65,160,467)	—
EQ/Core Plus Bond	735,116	(735,115)	(1)
Target 2015 Allocation	328,221	(328,221)	—
Target 2025 Allocation	1,052,250	(1,052,250)	—
Target 2035 Allocation	851,520	(851,520)	—
Target 2045 Allocation	645,815	(645,815)	—
Target 2055 Allocation	225,959	(225,959)	—

(a)	These components of net assets are included in Total Distributable Earnings (Loss) in the Statement of Assets and Liabilities

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

The significant permanent book to tax differences regarding the adjustments above are related to short term capital gain distributions received from fund of fund investments (EQ/Conservative Allocation, EQ/Conservative-Plus Allocation, EQ/Moderate Allocation, EQ/Moderate-Plus Allocation, EQ/Aggressive Allocation, Target 2015 Allocation, and Target 2025 Allocation) and reclassification of gains and losses from foreign currency transactions (EQ/Core Plus Bond).

The following Portfolios utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Core Plus Bond	$110,892	$270,111	$377,731	$449,696
Target 2055 Allocation	506,454	—	1,144,392	—

A portion of EQ/Core Plus Bond and Target 2055 Allocation’s capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or board of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the year ended December 31, 2020, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, foreign securities and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. As of December 31, 2020, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Portfolio is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. In July 2017, the UK Financial Conduct Authority announced that after 2021 it will cease its active encouragement of UK banks to provide quotations needed to sustain LIBOR, suggesting that LIBOR may cease to be published after that time. Financial industry groups have begun planning for a transition to the use of a different benchmark, but there are obstacles to converting certain longer term securities and transactions to a new benchmark. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. Since

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level, and the risk that events such as natural disasters or pandemics could adversely affect the national or global economy.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling or is perceived as unable or unwilling

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

Certain Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment management agreement (the “Management Agreement”) with EIM, which provides that the Adviser is responsible for: providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of each Portfolio’s investment program; (iii) assessing each Portfolio’s investment objectives and policies, composition, investment style and investment process; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to a Portfolio’s investment objectives and policies; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For the year ended December 31, 2020, for its services under the Management Agreement, the Adviser was

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%	0.0850%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875	0.0850

	(as a percentage of average daily net assets)
Portfolio:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Core Plus Bond	0.6000%	0.5800%	0.5600%	0.5400%	0.5300%

Prior to May 1, 2020, for its services under the Management Agreement, the Adviser was entitled to receive an annual fee as a percentage of average daily net assets, for the following Portfolio, calculated daily and paid monthly as follows:

Portfolio:	Management Fee
EQ/Core Plus Bond	0.150% of average daily net assets

With respect to the EQ/Core Plus Bond Portfolio, the Adviser has entered into an investment advisory agreement with each of the Sub-Advisers (“Sub-Advisory Agreements”). Each of the Sub- Advisory Agreements obligates the Sub-Advisers to: (i) continuously furnish investment programs for the Portfolio; (ii) place all orders for the purchase and sale of investments for the Portfolio with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolio, including the fees of the Sub-Advisers.

Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”) (formerly, AXA Distributors, LLC). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the year ended December 31, 2020, the three trusts in the complex reimbursed EIM for $248,900 of the Chief Compliance Officer’s compensation, including $34,214 reimbursed by the Trust.

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. EIM may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, each EQ Allocation Portfolio, Target Allocation Portfolio and EQ/Core Plus Bond Portfolio pays EIM, as Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per Portfolio.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

For purposes of calculating the asset-based administration fee, the assets of the EQ Allocation Portfolios, Target Allocation Portfolios and EQ/Core Plus Bond Portfolio are aggregated with certain portfolios of EQAT which are also managed by EIM.

The asset-based administration fee is equal to an annual rate of 0.140% of the first $60 billion of the aggregate average daily net assets of the EQ Allocation Portfolios, Target Allocation Portfolios, EQ/Core Plus Bond Portfolio and certain portfolios of EQAT; 0.110% on the next $20 billion; 0.0875% on the next $20 billion and 0.0800% thereafter.

Pursuant to a sub-administration arrangement with EIM, the Sub-Administrator assists the administrator in providing the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of EIM.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Portfolio securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Portfolios maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, a wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2022 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, EIM has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, EIM has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios so that the annual operating expenses as a percentage of daily net assets for each Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Conservative Allocation	1.00%	1.00%	0.75%
EQ/Conservative-Plus Allocation	1.10	1.10	0.85
EQ/Moderate Allocation	1.15	1.15	0.90
EQ/Moderate-Plus Allocation	1.20	1.20	0.95
EQ/Aggressive Allocation	1.25	1.25	1.00

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Core Plus Bond	0.95%	0.95%	0.70%
Target 2015 Allocation	1.10	1.10	0.85
Target 2025 Allocation	1.10	1.10	0.85
Target 2035 Allocation	N/A	1.10	0.85
Target 2045 Allocation	N/A	1.10	0.85
Target 2055 Allocation	N/A	1.10	0.85

+	Includes amounts payable pursuant to Rule 12b-1.
N/A	The shares of the Portfolio class are not currently offered for sale.

Prior to May 1, 2020, EIM had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses (with respect to certain Portfolios), other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Core Plus Bond	1.10%	1.10%	0.85%

+	Includes amounts payable pursuant to Rule 12b-1.

The Adviser first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called Recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Adviser.

For the year ended December 31, 2020, the Portfolios did not incur any recoupment fees.

EIM voluntarily agreed to forgo recoupment of fees waived or expenses assumed prior to June 30, 2020 for each Portfolio. At December 31, 2020, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2021	2022	2023	Total Eligible For Recoupment
EQ/Conservative Allocation	$—	$—	$294,979	$294,979
EQ/Core Plus Bond	—	—	282,288	282,288
Target 2015 Allocation	—	—	55,324	55,324
Target 2025 Allocation	—	—	12,884	12,884
Target 2055 Allocation	—	—	39,105	39,105

Note 7	Trustees Deferred Compensation Plan

At a special meeting held on March 28, 2017, shareholders of the Trust approved a proposal to elect the ten individuals serving as the Board of Trustees of EQAT and 1290 Funds, each separate registered investment companies managed by EIM, to the Board of the Trust effective April 27, 2017

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

(the “Effective Date”). The five former Trustees of the Trust who were not “interested persons” of the Trust, as defined in the 1940 Act (the “Former Trustees”), did not stand for re-election. Upon the Effective Date, the Former Trustees were deemed to have retired, as defined in the Plan.

Prior to the Effective Date, a deferred compensation plan (the “Plan”) for the benefit of the Former Trustees was adopted by the Trust. Under the Plan, each Former Trustee had the option to defer payment of such fees until their retirement as a Trustee or until the attainment of a specified age, whichever comes first. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Former Trustee in one lump sum or in installments over a five-to twenty-year period as elected by such Former Trustee. At December 31, 2020, the total amount deferred by the Former Trustees participating in the Plan was $330,056.

Note 8	Percentage of Ownership by Affiliates

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of December 31, 2020.

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	10.62%	7.92%	38.70%	27.78%	3.80%
1290 VT Equity Income	1.61	2.71	17.42	26.91	14.66
1290 VT GAMCO Small Company Value	0.06	0.23	2.33	5.57	2.49
1290 VT High Yield Bond	6.72	5.51	27.59	17.82	2.16
1290 VT Micro Cap	1.04	2.97	25.50	47.64	21.17
1290 VT Small Cap Value	—	1.65	15.65	27.85	9.15
ATM Large Cap Managed Volatility	2.42	4.08	26.63	43.53	23.34
ATM Mid Cap Managed Volatility	6.08	9.99	30.74	34.84	18.37
ATM Small Cap Managed Volatility	0.49	2.42	24.50	50.12	22.47
ATM International Managed Volatility	1.04	2.94	27.74	45.40	22.87
EQ/AB Small Cap Growth	0.14	0.68	6.23	13.98	5.59
EQ/American Century Mid Cap Value	0.57	1.17	6.54	6.13	1.87
EQ/BlackRock Basic Value Equity	0.51	0.87	5.60	9.56	5.60
EQ/Core Bond Index	3.05	2.39	11.70	8.66	1.03
EQ/Franklin Small Cap Value Managed Volatility	—	1.21	14.81	30.11	14.38
EQ/Global Bond PLUS	8.43	6.61	32.55	4.72	—
EQ/Global Equity Managed Volatility	0.29	0.79	7.61	13.09	7.08
EQ/Intermediate Government Bond	3.70	2.94	14.70	10.84	1.33
EQ/International Core Managed Volatility	0.28	0.75	7.22	11.77	5.51
EQ/International Equity Index	0.05	0.11	0.70	0.48	0.47
EQ/International Value Managed Volatility	0.54	1.27	12.83	17.38	9.21
EQ/Janus Enterprise	0.44	0.98	2.92	3.70	1.08
EQ/JPMorgan Value Opportunities	1.15	1.93	13.05	21.70	8.36
EQ/Large Cap Core Managed Volatility	0.71	1.25	8.40	14.70	7.70
EQ/Large Cap Growth Index	0.09	0.12	0.54	0.95	0.40
EQ/Large Cap Growth Managed Volatility	0.19	0.34	2.18	3.48	2.31

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
EQ/Large Cap Value Managed Volatility	0.21%	0.53%	3.56%	5.87%	3.34%
EQ/Loomis Sayles Growth	0.85	1.30	9.46	14.97	9.31
EQ/MFS International Growth	0.59	1.58	15.07	25.99	13.88
EQ/Morgan Stanley Small Cap Growth	0.44	1.66	15.66	33.67	15.79
EQ/PIMCO Ultra Short Bond	9.56	7.69	37.85	27.12	2.62
EQ/Quality Bond PLUS	2.58	2.43	12.13	9.38	1.01
EQ/T. Rowe Price Growth Stock	0.14	0.27	1.89	2.97	1.05
Multimanager Core Bond	7.04	6.25	30.48	21.93	2.53

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.85%	5.27%	3.44%	1.84%	0.19%
EQ/American Century Mid Cap Value	0.26	1.02	0.58	0.49	0.06
EQ/BlackRock Basic Value Equity	0.07	0.27	0.27	0.28	0.14
EQ/Core Bond Index	0.13	0.31	0.18	0.08	0.01
EQ/Emerging Markets Equity PLUS	1.95	12.09	14.17	12.73	4.17
EQ/Equity 500 Index	0.11	0.68	0.92	0.87	0.29
EQ/Global Bond PLUS	1.58	4.03	2.40	1.01	—
EQ/International Equity Index	0.17	1.18	1.47	1.38	0.45
EQ/Janus Enterprise	0.10	0.33	0.20	0.15	0.01
EQ/MFS International Growth	0.13	0.77	1.06	0.98	0.42
EQ/PIMCO Ultra Short Bond	0.24	0.60	0.35	0.16	—
EQ/Quality Bond PLUS	0.35	0.84	0.50	0.23	—
EQ/Small Company Index	0.11	1.00	1.47	1.36	0.53
Multimanager Aggressive Equity	0.05	0.21	0.16	0.15	0.10

Note 9	Substitution, Reorganization, Restructuring and In-Kind Transactions

The following transactions occurred during 2020:

Effective May 1, 2020, the CharterSM Multi-Sector Bond Portfolio changed its name to EQ/Core Plus Bond Portfolio. The Portfolio changed from a fund-of-funds strategy to a strategy pursuant to which the Portfolio’s assets were allocated among AXA Investment Managers, Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P., each of which actively manages its allocated portion of the Portfolio using a different yet complementary investment strategy. Each investment sub-adviser invests its allocated portion of the Portfolio’s assets directly in debt securities of various companies and other issuers according to its investment strategy, rather than the Portfolio investing in underlying funds that invest in debt securities.

After the close of business on June 12, 2020, EQ/Conservative Allocation Portfolio acquired the net assets of the CharterSM Conservative Portfolio, a series of the EQ Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with identical investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Conservative Allocation Portfolio issuing 4,860,250 Class B shares (valued at $46,435,759) in exchange for 4,664,634 Class B shares of the CharterSM Conservative Portfolio.

Cash in the amount of $46,482,317 held by CharterSM Conservative Portfolio was the principal asset acquired by EQ/Conservative Allocation Portfolio. For U.S. GAAP purposes, assets received and

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

shares issued by EQ/Conservative Allocation Portfolio were recorded at fair value. CharterSM Conservative Portfolio’s net assets at the merger date of $46,435,759 were combined with those of EQ/Conservative Allocation Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/Conservative Allocation Portfolio, pro forma results of operations for the year ended December 31, 2020 would have resulted in a net investment income of $11,069,531 and net realized and unrealized gain of $67,605,774, resulting in an increase in net assets from operations of $78,675,305. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Conservative Portfolio that have been included in EQ/Conservative Allocation Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Conservative Allocation Portfolio totaled $1,041,823,365. Immediately after the combination, the net assets of the EQ/Conservative Allocation Portfolio totaled $1,088,259,124.

Note 10	COVID-19 Impact

An outbreak of infectious respiratory disease caused by a novel coronavirus designated COVID-19 has caused significant volatility in global financial markets and resulted in a substantial economic downturn, which may continue for an extended period of time. The COVID-19 pandemic has resulted in, among other things, significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, international, national and local border closings, event cancellations, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, as well as general concern and uncertainty. The impact of the COVID-19 pandemic has negatively affected national and global economies, as well as national and global securities and commodities markets, and could continue to affect economies and markets in significant and unforeseen ways. Health crises caused by outbreaks of infectious diseases or other public health issues, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, and economic tensions and risks and disrupt market conditions and operations. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency of particular companies, negatively impact market value, increase market volatility, cause credit spreads to widen, and reduce liquidity. All of these risks may have a material adverse effect on the performance and financial condition of the securities in which the Portfolios invest, and on the overall performance of a Portfolio.

Note 11	Subsequent Events

The Adviser evaluated subsequent events from December 31, 2020, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

At a meeting held on December 15-16, 2020, the Board of Trustees of the Trust approved a form of Agreement and Plan of Reorganization and Termination (the “Reorganization Plan”), which provides for the reorganization of the Portfolios of the Trust into newly-created, identical Portfolios of EQ Advisors Trust (“EQAT”) (each, a “Reorganization,” and collectively, the “Reorganizations”), as follows:

VIP Trust Acquired Portfolio	EQAT Acquiring Portfolio
EQ/Core Plus Bond Portfolio	EQ/Core Plus Bond Portfolio
EQ/Conservative Allocation Portfolio	EQ/Conservative Allocation Portfolio
EQ/Conservative-Plus Allocation Portfolio	EQ/Conservative-Plus Allocation Portfolio
EQ/Moderate Allocation Portfolio	EQ/Moderate Allocation Portfolio
EQ/Moderate-Plus Allocation Portfolio	EQ/Moderate-Plus Allocation Portfolio
EQ/Aggressive Allocation Portfolio	EQ/Aggressive Allocation Portfolio

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2020

VIP Trust Acquired Portfolio	EQAT Acquiring Portfolio
Target 2015 Allocation Portfolio	Target 2015 Allocation Portfolio
Target 2025 Allocation Portfolio	Target 2025 Allocation Portfolio
Target 2035 Allocation Portfolio	Target 2035 Allocation Portfolio
Target 2045 Allocation Portfolio	Target 2045 Allocation Portfolio
Target 2055 Allocation Portfolio	Target 2055 Allocation Portfolio

Each Acquired Portfolio and the corresponding Acquiring Portfolio have identical investment objectives, policies, strategies, and risk profiles. In addition, the fees and expenses of each Acquiring Portfolio are expected to be the same as those of the corresponding Acquired Portfolio as of the closing date of the Reorganizations for at least one year following the closing date. Each Acquired Portfolio and each corresponding Acquiring Portfolio are managed by the Adviser. Accordingly, the Reorganizations will not result in any material changes to the Acquired Portfolios’ investment programs.

Under the Reorganization Plan, each Reorganization will involve the transfer of all of the assets of the Acquired Portfolio to the corresponding Acquiring Portfolio in exchange solely for Acquiring Portfolio shares having an aggregate net asset value equal to the Acquired Portfolio’s net assets; the Acquiring Portfolio’s assumption of all of the liabilities of the Acquired Portfolio; the distribution of Acquiring Portfolio shares to the shareholders of the Acquired Portfolio; and the complete termination of the Acquired Portfolio. Thus, on the closing date of the Reorganizations, each Acquired Portfolio’s shareholders will become shareholders of the corresponding Acquiring Portfolio and receive shares of the corresponding Acquiring Portfolio with a total net asset value equal to that of their shares of the Acquired Portfolio on the closing date.

The Reorganizations are subject to the satisfaction of certain conditions and are expected to occur when those conditions are satisfied.

Effective January 1, 2021, the asset-based administration fee rate payable by the Trust to EIM for administrative services provided to the Portfolios was revised to reduce the final fee breakpoint, applicable to assets above $100 billion, from 0.0800% to 0.0775%.

Note 12	Pending Legal Proceedings

In November 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios (the “Named Portfolios”), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and the Named Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit (“Committee Suit”) has been consolidated with a number of related lawsuits filed by Tribune noteholders (“Noteholders”) and retiree participants in certain Tribune- defined compensation plans (“Retirees”) around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation). The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or the Named Portfolios.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2020

On December 19, 2019, the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of the Noteholder and Retiree lawsuits. On January 2, 2020, the Noteholders and Retirees moved for rehearing of the Second Circuit’s December 19, 2019 decision. The Second Circuit denied the motion for rehearing on February 6, 2020. On July 7, 2020, the Noteholders and Retirees filed a joint petition with the United States Supreme Court for a writ of certiorari reversing the Second Circuit’s December 19, 2019 decision and reinstating the Noteholder and Retiree lawsuits. That petition is still pending.

On January 7, 2020, the Tribune Litigation Trust, successor to the Committee, filed its appeal with the Second Circuit seeking to reverse: (a) the January 2017 dismissal of its intentional fraudulent transfer claim; and (b) the April 2019 denial of its motion for leave to add a constructive fraudulent transfer claim. The defense group filed its opposition brief with the Second Circuit on April 27, 2020. Oral argument occurred on August 24, 2020. The Second Circuit has not yet ruled on the Litigation Trust’s appeal.

As of this writing, all matters pending before the U.S. District Court have been concluded and the multi-district litigation proceeding has been closed, subject only to further appellate proceedings at the Second Circuit and beyond.

The Trust cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Named Portfolios, the payment of such judgments or settlements could have an adverse effect on each Named Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Named Portfolios, as the Adviser believes a loss is not probable. As a result of business combinations, the Named Portfolios which were formerly part of the Trust were acquired by portfolios of EQ Advisors Trust and are therefore not presented in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of EQ Premier VIP Trust and Shareholders of each of the eleven funds listed below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, EQ/Aggressive Allocation Portfolio, EQ/Core Plus Bond Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (constituting EQ Premier VIP Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 17, 2021

We have served as the auditor of one or more investment companies in the EIM — advised mutual fund complex since 1997.

EQ PREMIER VIP TRUST

DISCLOSURE REGARDING INVESTMENT ADVISORY AGREEMENT APPROVAL

APPROVAL OF INVESTMENT ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2020 (UNAUDITED)

At a meeting held on July 14-16, 2020,1 the Board of Trustees (the “Board”) of EQ Premier VIP Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Equitable Investment Management Group, LLC (formerly known as AXA Equitable Funds Management Group, LLC) (“EIM” or the “Adviser”) with respect to the series of the Trust (each, a “Portfolio” and together, the “Portfolios”) listed below, for an additional one-year term.

EQ/Aggressive Allocation Portfolio

EQ/Conservative Allocation Portfolio

EQ/Conservative-Plus Allocation Portfolio

EQ/Moderate Allocation Portfolio

EQ/Moderate-Plus Allocation Portfolio

(collectively, the “EQ Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Target 2055 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

EQ/Core Plus Bond Portfolio (formerly known as CharterSM Multi-Sector Bond Portfolio)

The Board noted that the Agreement had been updated to reflect a change in the Adviser’s name (as indicated above) and that no other changes to the Agreement had been proposed.

In reaching its decision to renew the Agreement with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser and its affiliates, including the investment performance of the Portfolio; (2) the level of the Portfolio’s advisory fee and the Portfolio’s expense ratios relative to those of peer funds; (3) the costs of the services to be provided by, and the profits to be realized by, the Adviser and its affiliates from their relationships with the Portfolio; (4) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with investors; and (5) “fall-out” benefits that may accrue to the Adviser and its affiliates (that is, indirect benefits that the Adviser or its affiliates would not receive but for their relationships with the Portfolio). In considering the Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

The Board noted that the Trust is an affiliated investment company of EQ Advisors Trust and 1290 Funds, which are also managed by the Adviser, and that all of the Board members also currently serve on the Boards of Trustees of EQ Advisors Trust and 1290 Funds. The Trustees also noted that, as a result of their service on the Boards of Trustees of EQ Advisors Trust and 1290 Funds, the Trustees were familiar with the funds-of-funds structure of the EQ Allocation and Target Allocation Portfolios of the Trust and with matters that may arise due to the structure of these Portfolios, as EQ Advisors Trust and 1290 Funds have series that, like the EQ Allocation and Target Allocation Portfolios of the Trust, operate as funds-of-funds managed by the Adviser, and other series of

[1]

The meeting was held by videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires the Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

EQ Advisors Trust serve as underlying investment options for these Portfolios of the Trust. In considering the renewal of the Agreement, the Trustees took into account information (both written and oral) relating to the Adviser and to the funds-of-funds structure of the EQ Allocation and Target Allocation Portfolios of the Trust provided to them in their capacities as Trustees of EQ Advisors Trust and 1290 Funds.

In connection with its deliberations, the Board took into account information (both written and oral) provided to the Board, including its various committees, throughout the year, as well as information provided specifically in connection with the annual renewal process. The Trustees also recognized that the contractual arrangements for the Portfolios have been reviewed by the Trustees and discussed with the Adviser in prior years and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Information provided and discussed throughout the year included investment performance reports and related financial and general market outlook information for each Portfolio, as well as periodic reports on, among other matters, brokerage allocation and execution; pricing and valuation; legal and compliance matters; shareholder and other services and support provided to the Portfolios by the Adviser and its affiliates; actual and potential conflicts of interest that could impact the business operations and relationships of the Adviser and the Trust; sales and marketing activity; and risk management.

Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of mutual fund industry data, as well as additional substantial material prepared by management. Broadridge provided its report directly to the Independent Trustees and included in its report comparative fee, expense, and investment performance information for each Portfolio. The materials provided by Broadridge in connection with the July 2020 annual renewal process reflected certain enhancements to the presentation and format of the materials provided by Broadridge in connection with the July 2019 annual renewal process. The enhancements were based on a review of the materials by the Independent Trustees, in consultation with their independent legal counsel, intended to ensure that the Independent Trustees continue to receive comparative fee, expense, and investment performance information in a format that enhances their review of the Portfolios’ investment advisory arrangements. The additional material prepared by management generally included Portfolio-by-Portfolio information showing each Portfolio’s average net assets; advisory fees; expense ratios; expense limitation arrangements; investment performance (in addition to the performance information prepared by Broadridge); and profitability information, including information regarding the profitability of the Adviser’s operations on an overall Trust basis, as well as on a Portfolio-by-Portfolio basis. In addition, for each Portfolio, the Adviser provided separate materials describing the Portfolio’s investment performance over various time periods and the services provided and the fees charged with respect to the Portfolio, and discussing whether the Portfolio had performed as expected over time and other matters.

The annual renewal process extends over at least two regular meetings of the Board in June and July, although the Independent Trustees believe that in fact the process extends year-round, to ensure that the Adviser has time to respond to any questions the Independent Trustees may have on their initial review of the materials and that the Independent Trustees have time to consider those responses. The Independent Trustees also held a conference call in advance of the meeting at which the Board approved the renewal of the Agreement to review the information provided and communicated follow-up questions for management to address at the renewal meeting. The Independent Trustees also met in executive sessions during the meeting to discuss the Agreement and the information provided. When invited, management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreement and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions and negotiations regarding the Agreement. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreement, and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the proposed renewal of the Agreement. In addition, the Independent Trustees reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreement.

Although the Board approved the renewal of the Agreement for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the renewal of the Agreement with respect to each Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the advisory fee was fair and reasonable and that the renewal of the Agreement was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to renew the Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Adviser and its affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s responsibilities with respect to each Portfolio and the Adviser’s experience in serving as the investment adviser for the Portfolios and for series of EQ Advisors Trust and 1290 Funds, including series that, like the EQ Allocation and Target Allocation Portfolios of the Trust, are structured as funds-of-funds.

The Board considered that the Adviser is responsible for, among other things, developing investment strategies for the Portfolios; making investment decisions for the Portfolios that it manages directly; monitoring and evaluating the performance of the Portfolios; monitoring the investment operations and composition of the Portfolios and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law and the Trust’s compliance policies and procedures; placing orders for the purchase and sale of investments for the Portfolios that it manages directly; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters, where applicable; coordinating and managing the flow of information and communications relating to the Portfolios among the applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Adviser’s process for making investment decisions for the Portfolios that it manages directly, as well as information regarding the qualifications and experience of, and resources available to, the personnel who perform those functions with respect to the Portfolios. The Board also considered that, with respect to EQ/Core Plus Bond Portfolio, the Adviser also is responsible for researching, selecting and hiring sub-advisers, conducting ongoing “due diligence” on and monitoring sub-advisers, and, when necessary or advisable, terminating or replacing sub-advisers; allocating and rebalancing Portfolio assets among sub-advisers; and overseeing the selection of investments for the Portfolio. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new or restructured portfolios and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to all Portfolios. The Board considered that the Adviser’s responsibilities with respect to all Portfolios include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolios. The Board also considered information regarding, and met regularly with the Trust’s Director of Risk to discuss, the Adviser’s ongoing risk management activities and reporting.

In addition, the Board considered the allocation of Portfolio brokerage, including any allocations to broker-dealers affiliated with the Adviser. In this regard, the Board also considered the Adviser’s trading experience and received information regarding how the Adviser seeks to achieve “best execution” on behalf of a Portfolio, including a report by an independent portfolio trading analytical firm.

The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s compliance program, policies, and procedures, including those relating to cybersecurity, and any compliance matters involving the Adviser that had been brought to the Board’s attention during the year. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and reviewed information regarding the Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. In this regard, the Board also received materials regarding the practices, policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest.

The Board also considered periodic reports provided to the Board regarding the services provided by the Adviser and its affiliates. The Board also considered actions taken by the Adviser in response to recent market conditions and considered the overall performance of the Adviser in this context. In this regard, among other things, the Board considered information about the impact of the COVID-19 pandemic on the Adviser’s operations and the Adviser’s ability to continue to provide the same scope and quality of services to the Portfolios as before the pandemic. The Board noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with regular updates on market volatility, the operation of the Trust and the Portfolios, and developments related to the Adviser’s business, in light of the widespread market and business disruptions resulting from the COVID-19 pandemic and responses to the pandemic. The Board also noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with periodically updated EIM assets under management and Portfolio average net assets information, as well as updated investment performance information for all of the Portfolios, including the impact of volatility management strategies on the performance of the EQ Allocation Portfolios, which invest in underlying portfolios that pursue such strategies.

The Board also considered strategic and other actions taken by the Adviser in response to recent events within the mutual fund industry, including actions taken in response to legal and regulatory developments affecting the mutual fund industry. The Board also requested and received throughout the past year information from the Adviser and various service providers on various topics impacting all mutual funds, including the COVID-19 pandemic; pricing and valuation of portfolio securities; liquidity risk management; cybersecurity; trustee independence; mutual fund board governance “best practices”; and the transition away from London Interbank Offered Rate (LIBOR). The Board noted that certain of these topics may present significant ongoing challenges for mutual funds and result in an increase in the responsibilities and costs of mutual fund service providers, including the Adviser.

The Board also considered the benefits to investors from participation in a Portfolio sponsored by the Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. The Board likewise considered that investors have chosen to invest in mutual funds sponsored by the Adviser. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates provide to the Portfolios and their shareholders. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken initiatives intended to enhance various aspects of the Trust’s and the Board’s operations and investors’ experience with the mutual funds sponsored by the Adviser. The Board also noted strategic and other actions and initiatives that the Adviser had identified, including actions and initiatives that are part of a broader effort to coordinate and enhance the collective efficiency of the governance and oversight of the fund complex and provide for potential cost savings to shareholders that may result from such efficiencies. In this regard, the Board also noted that the Adviser continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to streamline and strengthen the fund complex’s line-up.

The Board also considered that, since the July 2019 annual renewal process, the Adviser and its affiliates had continued to update the Board on matters relating to the sale by AXA S.A. (“AXA”) of its remaining ownership interest in Equitable Holdings, Inc. (“Equitable Holdings”), the Adviser’s parent company, through a series of sales of Equitable Holding’s common stock (the “Sell-Down Plan”). In this regard, the Board had received from the Adviser presentations regarding its re-branding strategy utilizing the “Equitable” brand name. The Board also noted that it had received from the Adviser and its affiliates representations that their separation from AXA as contemplated by the Sell-Down Plan would not lead to a reduction in the quality or scope of portfolio management, administrative, regulatory compliance and other services provided by those firms to the Portfolios.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Portfolio, the Board also took into account discussions with the Adviser about Portfolio investment performance, as well as the investment performance of series of EQ Advisors Trust that serve as underlying investment options for the EQ Allocation and Target Allocation Portfolios of the Trust, that occur at Board and Investment Committee meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Portfolio reviews and other detailed reports to the Board on Portfolio performance, the Board periodically considered information regarding each Portfolio’s performance over various time periods on both an absolute basis and relative to an appropriate broad-based securities market index (“benchmark”) and/or a custom blended index developed by the Adviser that comprises broad-based indexes (“blended benchmark”), and one or more peer groups of other mutual funds deemed by Broadridge to be comparable to the Portfolio (each, a “peer group”). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and/or rolling period total returns. The Board also considered certain information, reflected in Appendix A, provided to the Board regarding each Portfolio’s performance relative to a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2020. The Board noted that this information supplemented other performance information provided to the Board throughout the year and in connection with the annual renewal process. The Board also considered information, provided directly to the Board by Broadridge, regarding each Portfolio’s performance over various time periods relative to a benchmark and/or a blended benchmark and Broadridge’s “performance universe” consisting of a peer group of funds. The Board also noted that, at the Independent Trustees’ request, the Adviser had provided the Board with updated investment performance information for all of the Portfolios for periods ended April 30, 2020 and May 31, 2020, and would continue to provide updated performance, in light of the widespread market and business disruptions resulting from the COVID-19 pandemic and responses to the pandemic.

The Board received a description of, and factored into its evaluation of each Portfolio’s performance the limitations inherent in, Broadridge’s methodology for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in similar Portfolios being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Broadridge provided a useful measure of comparative performance.

In evaluating the Portfolios’ performance, the Board generally considered long-term performance to be more important than short-term performance and also took into account factors including general market conditions (including the amount of volatility in the market over the past year); the “style” in which the Portfolios are managed, as applicable, and whether that style is in or out of favor in the market; the relative sizes of the Portfolios; issuer-specific information; and fund cash flows. In this regard, the Board also noted how changes in time periods for performance calculations (for example, whether a one-year period is from December to December or March to March) can significantly impact a Portfolio’s returns and peer ranking on a relative basis. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

EQ Allocation Portfolios

With respect to the performance of the EQ Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other mutual funds (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

With respect to the benchmark performance comparisons, the Board took into account each Portfolio’s current allocation target (that is, the approximate percentage of a Portfolio’s assets allocated to equity and debt securities through its investments in underlying portfolios) and compared each Portfolio’s performance to the performance of the S&P 500 Index and/or the Bloomberg Barclays U.S. Intermediate Government Bond Index, accordingly.

The Board factored into its evaluation of each EQ Allocation Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. In this respect, the Board noted that, for each Portfolio, the Adviser had developed and implemented a custom blended benchmark that comprises broad-based indexes and has weighted levels of exposure to both equity and debt securities. The Board considered each Portfolio’s blended benchmark in evaluating the Portfolio’s performance. The Board further considered that the underlying portfolios in which each Portfolio invests may employ a tactical volatility management strategy that is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board noted that the funds in each Portfolio’s peer group may or may not employ a tactical volatility management strategy like that employed by underlying portfolios in which the Portfolio invests.

Target Allocation Portfolios

With respect to the performance of the Target Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other mutual funds (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board factored into its evaluation of each Target Allocation Portfolio’s performance the limitations inherent in comparing the performance of time-weighted asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. The Board also factored into its evaluation of each Target Allocation Portfolio’s performance that, although the Portfolio’s benchmark may correspond to a particular target retirement date, it may have levels of exposure to equity and debt securities that vary from the Portfolio’s asset allocation over time. The Board also took note of the relatively small size of each Target Allocation Portfolio and the likely impact that a Portfolio’s size has on its expenses and performance.

EQ/Core Plus Bond Portfolio

With respect to the performance of the EQ/Core Plus Bond Portfolio, the Board considered that, in connection with a restructuring of the Portfolio on or about May 1, 2020, the Portfolio had changed from a fund-of-funds that invests in a combination of other mutual funds (underlying portfolios) to a fund that invests directly in debt securities and other instruments; AXA Investment Managers Inc., Brandywine Global Investment Management LLC, and Loomis, Sayles & Co.2 had been retained as the Portfolio’s sub-advisers and had implemented a new investment strategy for the Portfolio; and the Portfolio had changed its investment objective, performance benchmark, and fee and expense structure. The Board noted that the performance information that had been provided to the Board at prior meetings, including the performance information for periods ended March 31, 2020, and April 30, 2020, was that of the Portfolio prior to its restructuring. The Board did not consider that prior performance as a significant factor in approving the renewal of the Portfolio’s Agreement.

All Portfolios

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark and/or blended benchmark, as applicable, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations provided by the Adviser regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that (i) the Portfolio and its investors would benefit from the Adviser’s continued management of the Portfolio, and (ii) the nature, quality and extent of the overall services provided by the Adviser and its affiliates were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the renewal of the Agreement.

Expenses

The Board considered each Portfolio’s advisory fee in light of the nature, quality and extent of the overall services provided by the Adviser. The Board also reviewed comparative fee and expense information for each Portfolio provided directly to the Board by Broadridge. The information provided by Broadridge included an analysis of how each Portfolio’s contractual advisory fee, actual advisory fee, other expense components, and total expense ratio compared with those of peer groups of other mutual funds selected by Broadridge as constituting an appropriate expense comparison (an expense “group” and a broader expense “universe”) for the Portfolio (a

[2]

The Board noted that the investment sub-advisory agreements between the Adviser and each of these sub-advisers were in their initial two-year periods and, as such, the Adviser was not asking the Board to consider the renewal of these investment sub-advisory agreements at the meeting. The Adviser did, however, ask the Board to approve, and the Board approved, a new investment sub-advisory agreement with each of these sub-advisers solely to reflect the Adviser’s name change.

Portfolio’s “Broadridge category”). For each Portfolio, Broadridge provided information on the Portfolio’s contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Broadridge category assuming the other funds were similar in size to the Portfolio, as well as information on the Portfolio’s actual advisory fee and total expense ratio in comparison with those of other funds within a Broadridge category. The advisory fee analysis includes within such fee any separate administrative fee paid by a fund, including the administrative fee a Portfolio paid to the Adviser in its capacity as administrator for the Portfolio. The contractual advisory fee analysis does not take into account any fee reimbursements or waivers, whereas the actual advisory fee analysis does take into account any advisory (including any administrative) fee reimbursements or waivers that benefit a fund. The total expense ratio represents a fund’s total net operating expenses and takes into account any expense reimbursements or fee waivers that benefit a fund. Broadridge provided, and the Board considered, total expense ratio comparisons including and excluding any 12b-1 or non 12b-1 service fees, and including fees and expenses of any underlying funds in which a fund invests. Broadridge also provided, and the Board considered, comparisons to managed volatility Broadridge categories for the EQ Allocation Portfolios, which invest in underlying portfolios that pursue volatility management strategies.

Except for the EQ/Core Plus Bond Portfolio, the Broadridge expense data was based upon historical information taken from each Portfolio’s audited annual report for the period ended December 31, 2019. For the EQ/Core Plus Bond Portfolio, the Broadridge expense data was based upon the Portfolio’s new fee and expense structure that went into effect on or about May 1, 2020, in connection with the Portfolio’s restructuring. In addition, for the EQ/Conservative Allocation Portfolio, Broadridge provided expense data based upon the Portfolio’s estimated expenses following its acquisition of another series managed by the Adviser in a merger transaction that was completed in June 2020.

Broadridge provided expense data for Class B shares of each Portfolio. The Board reviewed the expense data for Class B shares as a proxy for all of a Portfolio’s operational share classes. In this regard, the Board noted that the expenses for a Portfolio’s Class B shares are generally equal to the expenses for a Portfolio’s Class A shares (as applicable) and higher than the expenses for a Portfolio’s Class K shares (as applicable) and that the expense comparisons may differ for different classes. Portfolio-specific contractual advisory fee and total expense ratio comparisons are provided below. The total expense ratio comparisons exclude any 12b-1 or non 12b-1 service fees, but include fees and expenses of any underlying funds in which a fund invests.

The Board received a description of, and factored into its evaluation of each Portfolio’s fees and expenses the limitations inherent in, Broadridge’s methodology for developing and constructing Broadridge categories and for determining, from year to year, which mutual funds should be included in which Broadridge categories, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in similar Portfolios being included in different peer groups. The Board recognized these inherent limitations and, taking into account commentary and supporting data presented by management, also recognized that comparisons between a Portfolio and other mutual funds in a Broadridge category may not be as relevant in certain circumstances, given that in some cases a Portfolio may exhibit notable differences (for example, in its objective(s), management techniques, relative size, and operating structure) when compared to other mutual funds in a Broadridge category. The Board also noted that the number of mutual funds included in a Broadridge category may be relatively small and may differ significantly from category to category and from year to year and that the constituent mutual funds included in a Broadridge category (as well as their respective advisory/administrative fees and total expense ratios) also may differ from year to year, which can limit the relevance of the comparisons. The Board also noted that there is no standard definition of advisory and administrative services, meaning that different mutual funds may receive different services, rendering fee and expense comparisons more difficult. Nonetheless, the Board believed that the independent analysis conducted by Broadridge assisted the Board in evaluating the reasonableness of each Portfolio’s advisory fee and total expense ratio. The Board also considered that the full effects of certain fee and expense changes that the Adviser had agreed to implement during 2019 were not reflected in the Broadridge expense data, but that all current fees and expenses of each Portfolio are explicitly disclosed in Portfolio offering documents.

The Board also considered each EQ Allocation and Target Allocation Portfolio’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like these Portfolios, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Portfolio and other funds-of-funds managed by the Adviser.

The Board further considered that the advisory fee rate schedule for each of the EQ Allocation Portfolios and the EQ/Core Plus Bond Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for all of the Portfolios aggregates the assets managed by the Adviser in these Portfolios and in several portfolios of EQ Advisors Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in its prospectus. In this regard, the Board also noted that each Portfolio’s expense limitation arrangement includes the fees and expenses of the underlying portfolios in which the Portfolio invests and, thus, such fees and expenses would not cause a Portfolio’s annual operating expenses to exceed its expense limitation.

EQ Allocation Portfolios

The Board considered that the contractual advisory fee for the EQ/Aggressive Allocation Portfolio was at the median for the Portfolio’s Broadridge category, and the contractual advisory fee for each of the EQ/Conservative Allocation, EQ/Conservative-Plus Allocation, EQ/Moderate Allocation and EQ/Moderate-Plus Allocation Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of each Portfolio was above (but, for the EQ/Conservative Allocation Portfolio, within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual advisory fee for the EQ/Conservative Allocation Portfolio was lower than the Portfolio’s contractual advisory fee.

In addition, for the EQ/Conservative Allocation Portfolio, the Board also considered expense data based upon the Portfolio’s estimated expenses following its acquisition of another series managed by the Adviser in a merger transaction that was completed in June 2020.

Based on its review, the Board determined, with respect to each EQ Allocation Portfolio, that the Adviser’s advisory fee is fair and reasonable.

Target Allocation Portfolios

The Board considered that the contractual advisory fee for the Target 2015 Allocation Portfolio was at the median for the Portfolio’s Broadridge category, and the contractual advisory fee for each of the Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation and Target 2055 Allocation Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of each Portfolio was above the median for the Portfolio’s respective Broadridge category.

The Board also took note of the relatively small size of each Portfolio and the likely impact that a Portfolio’s size has on its expenses.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual advisory fee for each Portfolio was lower than the Portfolio’s contractual advisory fee.

Based on its review, the Board determined, with respect to each Target Allocation Portfolio, that the Adviser’s advisory fee is fair and reasonable.

EQ/Core Plus Bond Portfolio

The Board considered that the contractual advisory fee for the EQ/Core Plus Bond Portfolio was above the median for the Portfolio’s Broadridge category. The Board also considered that the total expense ratio for the Class B shares of the Portfolio was at the median for the Portfolio’s Broadridge category.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual advisory fee for the Portfolio was lower than the Portfolio’s contractual advisory fee.

Based on its review, the Board determined, with respect to the EQ/Core Plus Bond Portfolio, that the Adviser’s advisory fee is fair and reasonable.

Profitability and Costs

The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Adviser and its affiliates, as well as the Adviser’s and its affiliates’ profits in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2019, which was the most recent fiscal year for the Adviser. The Board also considered a year-over-year comparison of profitability information for the one-year periods ended December 31, 2019, 2018, and 2017.

In reviewing the Adviser’s profitability analysis, attention was given to the methodology the Adviser followed in determining and allocating costs to each Portfolio. The Board recognized that cost allocation methodologies are inherently subjective and various cost allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the cost allocation methodology was consistent with the redesigned cost allocation methodology followed in the profitability report presentations for the Portfolios made in the prior two years. The Board also noted that, in consultation with and through independent legal counsel, the Board’s Audit Committee had engaged an outside consultant to conduct an assessment of the redesigned cost allocation methodology prior to its being integrated into the Adviser’s profitability analysis in connection with the July 2018 annual renewal process. At that time, the Board took into account the consultant’s reported findings that, among other things, the redesigned cost allocation methodology includes expense categories that are reasonable and consistent to the services the Adviser provides to the Portfolios, the expense categories reviewed are consistent with industry practices and related cost allocation methods, and the allocation of those expenses and associated logic for the allocation to management and administration related revenue categories appear reasonable and consistent with observed industry practices and other established standards. The Board further noted that, in connection with the July 2019 annual renewal process, the Audit Committee had requested that the consultant review and update its prior report in light of certain adjustments that had been made to the redesigned cost allocation methodology and that, following such review, the consultant’s aforementioned reported findings remained unchanged. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations and to adapt to other challenges impacting the mutual fund industry. In addition, the Board considered information prepared by management and from third party sources comparing the profitability of the Adviser on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Adviser) over various time periods.

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Adviser and its affiliates from providing services to each Portfolio was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Adviser as the Portfolios grow larger, the extent to which this is reflected in the level of advisory and administrative fees charged, and whether there is potential for realization of any further economies of scale or efficiencies. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the advisory fee rate schedule for each of the EQ Allocation Portfolios and the EQ/Core Plus Bond Portfolio includes breakpoints that reduce the fee rate as Portfolio assets increase above certain levels. The Board also noted that the administrative fee rate schedule for all of the Portfolios aggregates the assets managed by the Adviser in these Portfolios and in several portfolios of EQ Advisors Trust and includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board also considered that, as funds-of-funds that indirectly bear the expenses charged by the underlying portfolios in which they invest, the EQ Allocation and Target Allocation Portfolios would benefit from any breakpoints in the advisory and/or administrative fee rate schedules for the underlying portfolios, in particular the underlying portfolios managed by the Adviser. The Board also noted that, although the advisory fees for the Target Allocation Portfolios do not include breakpoints, the Adviser was subsidizing all of the Portfolios’ expenses by making payments or waiving all or a portion of its advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain contractual levels as set forth in its prospectus. In addition, the Board considered that the Adviser shares any realized economies of scale with the Portfolios in other ways, which may include setting the advisory or other fees for a Portfolio so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Adviser could lose money in the early stages of a Portfolio’s operation (and bear the risk that the Portfolio will never become profitable), while shareholders of the Portfolio receive the benefit of economies of scale that the Adviser expects the Portfolio will achieve as it grows. The Board further considered that the Adviser shares any realized economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolios, and investing in technology (including cybersecurity improvements). Based on its consideration of the factors above, the Board determined that there was a reasonable sharing of any realized economies of scale or efficiencies under the advisory and administrative fee schedules at the present time.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that the Adviser also serves as the administrator for the Portfolios and receives compensation for acting in this capacity. The Board also recognized that Equitable Distributors, LLC (formerly known as AXA Distributors, LLC), an affiliate of the Adviser, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class A and Class B shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also recognized that the EQ Allocation and Target Allocation Portfolios invest in other (underlying) portfolios managed by the Adviser and in certain cases advised by an affiliated sub-adviser and that these underlying portfolios pay advisory and administrative fees to the Adviser, who may in certain cases pay sub-advisory fees to an affiliated sub-adviser, and pay distribution fees to the Adviser’s distribution affiliate. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and Equitable Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios (through the underlying portfolios in which they invest) are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Adviser and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

Appendix A

The Board noted that the following information regarding each Portfolio’s performance relative to a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2020, supplemented other performance information (including performance based on rolling time periods) provided to the Board throughout the year and in connection with the annual renewal process. The performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. The performance results do not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts, which would reduce the performance results.

EQ Premier VIP Trust Investment Performance

For the periods ended March 31, 2020

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Portfolios
EQ/Conservative Allocation - A	7/31/2003	2.24	2.66	2.22	3.10	3.53
EQ/Conservative Allocation - B	7/31/2003	2.23	2.66	2.21	3.04	3.39
EQ/Conservative Allocation - K	8/28/2012	2.60	2.96	2.48		2.91

Lipper Mixed-Asset Target Allocation Conservative Funds		(0.93)	2.59	2.53	4.51	4.86
66% BB Barc U.S. Intmd Govt Bd / 5% MSCI EAFE / 4% S&P 400 / 10% S&P 500 / 1% Russell 2000 / 14% ICE BofA US 3-Mo T Bill		3.71	3.44	2.86	3.68	4.14

S&P 500 Index		(6.98)	5.10	6.73	10.53	8.12

Bloomberg Barclays U.S. Intermediate Government Bond Index		8.93	4.12	2.77	2.79	3.43
EQ/Conservative-Plus Allocation - A	7/31/2003	(0.86)	2.50	2.50	4.03	4.15
EQ/Conservative-Plus Allocation - B	7/31/2003	(0.85)	2.50	2.52	3.98	4.02
EQ/Conservative-Plus Allocation - K	11/30/2011	(0.62)	2.75	2.77		4.45

Lipper Mixed-Asset Target Allocation Conservative Funds		(0.93)	2.59	2.53	4.51	4.86
50% BB Barc U.S. Intmd Govt Bd / 10% MSCI EAFE / 8% S&P 400 / 18% S&P 500 / 4% Russell 2000 / 10% ICE BofA US 3-Mo T Bill		(0.71)	2.86	3.02	4.83	5.12

S&P 500 Index		(6.98)	5.10	6.73	10.53	8.12

Bloomberg Barclays U.S. Intermediate Government Bond Index		8.93	4.12	2.77	2.79	3.43
EQ/Moderate Allocation - A	1/27/1986	(2.65)	2.34	2.55	4.33	7.16
EQ/Moderate Allocation - B	7/8/1998	(2.60)	2.36	2.55	4.29	3.89
EQ/Moderate Allocation - K	11/30/2011	(2.41)	2.62	2.81		4.96

Lipper Mixed-Asset Target Allocation Moderate Funds		(4.04)	2.36	2.70	5.69	7.06
42% BB Barc U.S. Intmd Govt Bd / 15% MSCI EAFE / 9% S&P 400 / 20% S&P 500 / 6% Russell 2000 / 8% ICE BofA US 3-Mo T Bill		(3.06)	2.39	2.91	5.19	N/A

S&P 500 Index		(6.98)	5.10	6.73	10.53	10.07

Bloomberg Barclays U.S. Intermediate Government Bond Index		8.93	4.12	2.77	2.79	5.58

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/Moderate-Plus Allocation - A	7/31/2003	(5.80)	2.07	2.78	5.24	5.36
EQ/Moderate-Plus Allocation - B	7/31/2003	(5.80)	2.07	2.78	5.19	5.23
EQ/Moderate-Plus Allocation - K	11/30/2011	(5.57)	2.36	3.05		6.28

Lipper Mixed-Asset Target Allocation Growth Funds		(6.55)	1.89	2.62	6.26	6.29
25% BB Barc U.S. Intmd Govt Bd / 20% MSCI EAFE / 12% S&P 400 / 28% S&P 500 / 10% Russell 2000 / 5% ICE BofA US 3-Mo T Bill		(7.62)	1.60	2.88	6.16	6.29

S&P 500 Index		(6.98)	5.10	6.73	10.53	8.12

Bloomberg Barclays U.S. Intermediate Government Bond Index		8.93	4.12	2.77	2.79	3.43
EQ/Aggressive Allocation - A	7/31/2003	(8.74)	1.84	2.99	6.07	5.73
EQ/Aggressive Allocation - B	7/31/2003	(8.74)	1.84	2.99	6.02	5.60
EQ/Aggressive Allocation - K	11/30/2011	(8.52)	2.12	3.25		7.54

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		(11.65)	0.29	1.86	6.22	5.97
8% BB Barc U.S. Intmd Govt Bd / 25% MSCI EAFE / 14% S&P 400 / 39% S&P 500 / 12% Russell 2000 / 2% ICE BofA US 3-Mo T Bill		(11.68)	0.95	2.94	7.13	6.97

S&P 500 Index		(6.98)	5.10	6.73	10.53	8.12

Bloomberg Barclays U.S. Intermediate Government Bond Index		8.93	4.12	2.77	2.79	3.43
EQ/Core Plus Bond - A	1/2/1987	3.99	2.56	1.85	2.73	5.02
EQ/Core Plus Bond - B	10/2/1996	3.73	2.48	1.86	2.68	2.34
EQ/Core Plus Bond - K	8/25/2011	4.23	2.80	2.10		2.40

Lipper Multi-Sector Income Funds		(1.87)	1.28	1.76	3.70	N/A

Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index		6.88	3.79	2.76	3.14	5.63
Target 2015 Allocation - B	8/31/2006	(3.10)	2.18	2.35	4.48	3.27
Target 2015 Allocation - K	11/30/2011	(2.87)	2.44	2.61		5.14

Lipper Mixed-Asset Target 2015 Funds		(1.15)	3.40	3.47	5.83	4.75

S&P Target Date 2015 Index		(1.93)	2.90	3.21	5.54	4.68
Target 2025 Allocation - B	8/31/2006	(6.80)	1.77	2.58	5.33	3.65
Target 2025 Allocation - K	11/30/2011	(6.58)	2.02	2.84		6.21

Lipper Mixed-Asset Target 2025 Funds		(4.79)	2.53	3.02	6.04	4.48

S&P Target Date 2025 Index		(4.89)	2.52	3.32	6.20	4.96
Target 2035 Allocation - B	8/31/2006	(9.06)	1.47	2.62	5.75	3.82
Target 2035 Allocation - K	11/30/2011	(8.85)	1.72	2.85		6.77

Lipper Mixed-Asset Target 2035 Funds		(8.73)	1.72	2.78	6.36	3.82

S&P Target Date 2035 Index		(8.81)	1.71	3.10	6.53	4.96
Target 2045 Allocation - B	8/31/2006	(10.89)	1.17	2.59	6.09	3.87
Target 2045 Allocation - K	11/30/2011	(10.68)	1.42	2.85		7.27

Lipper Mixed-Asset Target 2045 Funds		(10.75)	1.05	2.41	6.41	3.72

S&P Target Date 2045 Index		(10.86)	1.23	2.98	6.73	4.95

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Target 2055 Allocation - B	4/30/2015	(12.64)	1.03			2.38
Target 2055 Allocation - K	4/30/2015	(12.35)	1.28			2.63

Lipper Mixed-Asset Target 2055 Funds		(12.29)	0.46			1.76

S&P Target Date 2055 Index		(11.47)	1.12			2.80

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2020, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

Portfolios:	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/Conservative Allocation	4.53%	$38,796	$279,242	$22,668,446
EQ/Conservative-Plus Allocation	6.92	103,387	754,718	52,558,309
EQ/Moderate Allocation	7.69	977,125	7,254,943	329,191,713
EQ/Moderate-Plus Allocation	9.88	1,563,465	11,668,838	569,767,716
EQ/Aggressive Allocation	13.09	805,696	5,932,621	227,808,739
EQ/Core Plus Bond	0.00	—	—	3,839,069
Target 2015 Allocation	12.98	6,447	50,148	2,102,737
Target 2025 Allocation	24.89	42,783	316,075	6,515,730
Target 2035 Allocation	1.90	53,849	377,021	3,767,124
Target 2045 Allocation	47.61	50,447	342,112	2,776,281
Target 2055 Allocation	53.82	17,528	115,924	231,843

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information.

The Trustees

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York 10104 (1958)	Trustee, President and Chief Executive Officer	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present; and Chairman of the Board from September 2004 through September 2017	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President, EIM; from April 2017 to 2019, Senior Vice President and Chief Investment Officer of AXA Financial, Inc.; from April 2017 to present, Chief Investment Officer and from September 1999 to present, Managing Director, Equitable Financial.	129	None

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees#
Mark A. Barnard c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1949)	Trustee	From April 2017 to present	Retired. From 1995 to 1998, Manager of Private Investments, from 1998 to 2001, Director of Private Investments, and from 2001 to 2016, Managing Director — Private Investments, Howard Hughes Medical Institute; from 1985 to 1992, Assistant Director of Real Estate, and from 1992 to 1995, Associate Director of Real Estate, Massachusetts Institute of Technology.	129	None.
Thomas W. Brock c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1947)	Trustee	From April 2017 to present	Retired. From June 2016 to May 2017, Director, President and Chief Executive Officer, and from January 2016 to June 2016, Director and interim President and Chief Executive Officer, Silver Bay Realty Trust Corp.; from 2006 to 2012, Chief Executive Officer and Co-Founder of Stone Harbor Investment Partners.	129	From December 2012 to January 2016, Lead Independent Director, Audit Committee Member and Compensation Committee Chair, Silver Bay Realty Trust Corp.; from 2016 to present, Chair and from 2005 to present, Director and Audit Committee Member, Liberty All-Star Funds (2 funds); and from 2006 to 2012, Director, Stone Harbor Investment Funds (5 funds).
Michael B. Clement c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, NY 10104 (1957)	Trustee	From January 2019 to present	From 2011 to present, Professor of Accounting, University of Texas; appointed Department of Accounting Chair effective September 2018.	129	From 2016 to present, Independent Director, New York Mortgage Trust, a real estate investment trust.
Donald E. Foley c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From April 2017 to present	Retired. From 2010 to 2011, Chairman of the Board and Chief Executive Officer, Wilmington Trust Corporation; from 1996 to 2010, Senior Vice President, Treasurer and Director of Tax, ITT Corporation; from 1989 to 1996, Assistant Treasurer, International Paper Company.	129	From 2011 to 2012 Director, and from 2012 to 2016, Advisory Committee Member, M&T Corporation; from 2007 to 2011, Director and member of the Audit Committee and Compensation Committee, Wilmington Trust Corporation; from 2008 to 2010, Advisory Board member, Northern Trust Company and Goldman Sachs Management Groups; from 2015 to present, Director, BioSig Technologies, Inc.; from 2015 to present, Director, Wilmington Funds.

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees# (Continued)
Christopher P.A. Komisarjevsky c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1945)	Trustee	From April 2017 to present	Retired. From 2006 to 2008, Senior Counselor for APCO Worldwide® (global communications consulting) and a member of its International Advisory Council; from 1998 to 2005, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations); from 1996 to 1998, President and Chief Executive Officer of Burson-Marsteller U.S.A.	129	None.
H. Thomas McMeekin c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1953)	Trustee	From April 2017 to present	From 2015 to present, CEO of Blue Key Services, LLC; from 2000 to present, Managing Partner and Founder of Griffin Investments, LLC; from 2009 to 2012 Chief Investment Officer, AIG Life & Retirement and United Guaranty Corporation and Senior Managing Director of AIG Asset Management.	129	From 2015 to present, Director, Blue Key Services, LLC; from 2012 to present, Director Achaean Financial Group; from 2011 to 2012, Director US Life Insurance Company in the City of New York.
Gloria D. Reeg c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From April 2017 to present	Retired. From 2007 to 2016, Chief Investment Officer and Senior Vice President, New York-Presbyterian Hospital; from 2005 to 2007, Trustee and Treasurer, Casey Family Programs (foundation); from 2002 to 2004, Global Head of Fixed Income and Executive Director, Principal Global Investors (asset management firm); 1992 to 2000, Managing Director — Global Consulting, Russell Investment Group.	129	None.
Gary S. Schpero c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1953)	Chairman of the Board	From April 2017 to present Independent Trustee, from October 1, 2017 to present, Chairman of the Board and from April 2017 through September 2017, Lead Independent Trustee	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	129

From 2012 to present, Trustee, Blackstone Senior Floating Rate Term Fund, Blackstone Long-Short Credit Income Fund and Blackstone Strategic Credit Fund; from 2017 to present, Trustee, Blackstone Floating Rate Enhanced Income Fund.

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees# (Continued)
Kathleen Stephansen c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, NY 10104 (1954)	Trustee	From January 1, 2019 to present	From 2019 to present, Senior Economist - Haver Analytics; from 2018 to present and in 2016, Senior Economic Advisor- Boston Consulting Group; from 2016 to 2018, Chief Economist, Huawei Technologies USA Inc.; from 2010 to 2016, held various positions at American International Group, including Chief Economist and Senior Managing Director and Senior Investment Strategies and Global Head of Sovereign Research — AIG Asset Management; from 2009 to 2010, Chief Economist and Managing Director, Aladdin Capital; from 2000 to 2009, Director and Head of Global Economics, Credit Suisse Securities (USA) LLC; and from 1984 to 2000, Co-Head of Economic Research and Chief International Economist, Donaldson, Lufkin & Jenrette Corporation.	129	None.
Caroline L. Williams c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1946)	Trustee	From April 2017 to present	Retired. From July 2010 to December 2012, Executive Vice President, from May 2005 to December 2007, Consultant and from May 2001 to May 2005, Chief Financial and Investment Officer, Nathan Cummings Foundation (non-profit organization); from 1988 to 1992, Managing Director, from 1982 to 1988, Senior Vice President, from 1978 to 1982, Vice President and from 1971 to 1976, Associate, Donaldson, Lufkin & Jenrette Securities Corporation (investment bank); from 1997 to 2009, Director, Hearst-Argyle Television.	129	None.

#

Effective June 30, 2019, Kenneth L. Walker retired from his position as a Trustee of the Trust. Mr. Walker continued to serve as a consultant to the Board of Trustees of the Trust for a one-year period from July 1, 2019 through June 30, 2020.

*	Affiliated with the portfolios’ investment manager and the distributor.
**

Each Trustee serves during the existence of the Trust until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed, is incapacitated or is otherwise unable or unwilling to serve. Each Independent Trustee shall retire from the Board as of the last day of the calendar year in which he or she attains the age of 75 years. The Trust’s retirement policy is subject to periodic review by the Trust’s Governance Committee, which may recommend for Board approval any changes to the policy that it determines to be appropriate.

***	The registered investment companies in the fund complex include EQ Advisors Trust, 1290 Funds and the Trust.

The Trust’s Officers

No officer, other than the Chief Compliance Officer, of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors. The Trust’s principal officers are:

Name, Address and Year of Birth	Position(s) Held With the Trust*	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (1958)	Trustee, Chief Executive Officer and President	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present; and Chairman of the Board from September 2004 through September 2017	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President, EIM; from April 2017 to 2019, Senior Vice President and Chief Investment Officer of AXA Financial, Inc.; from April 2017 to present, Chief Investment Officer and from September 1999 to present, Managing Director, Equitable Financial.
William MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1975)	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President and Secretary from August 2018 to present; Chief Legal Officer from October 2018 to present	From August 2018 to present, Managing Director and Associate General Counsel of Equitable Financial; Executive Vice President, General Counsel and Secretary of EIM; from January 2017 to June 2018, Executive Director and Deputy General Counsel at UBS Business Solutions LLC; from July 2015 to June 2018, Executive Director and Deputy General Counsel at UBS Asset Management (Americas) Inc.; from June 2012 to July 2015, Senior Vice President, Secretary and Associate General Counsel of EIM; from May 2008 to July 2015, Lead Director and Associate Counsel of Equitable Financial.
Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (1968)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of EIM; from February 2011 to present, member of the Board of Directors of EIM; from February 2003 to present, Lead Director of Equitable Financial.
Joseph J. Paolo*** 1290 Avenue of the Americas New York, New York 10104 (1970)	Chief Compliance Officer, Anti-Money Laundering (“AML”) Compliance Officer and Vice President	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From June 2007 to present, Chief Compliance Officer of EIM; from May 2011 to present, Senior Vice President of EIM; from June 2007 to present, Lead Director of Equitable Financial.
Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York 10104 (1961)	Senior Vice President and Chief Investment Officer	From June 2010 to March 2017, Vice President and from March 2017 to present, Senior Vice President and Chief Investment Officer	From June 2012 to present, Executive Vice President and Chief Investment Officer of EIM; from May 2011 to June 2012, Senior Vice President of EIM; from September 2011 to present, Managing Director of Equitable Financial; from February 2001 to September 2011, Vice President of Equitable Financial.

Name, Address and Year of Birth	Position(s) Held With the Trust*	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (1974)	Vice President and Deputy Chief Investment Officer	From June 2007 to March 2017, Vice President and from March 2017 to present, Vice President and Deputy Chief Investment Officer	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of EIM; from May 2011 to June 2012, Vice President of EIM; from February 2007 to present, Lead Director of Equitable Financial.
Kiesha T. Astwood-Smith, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1973)	Vice President and Assistant Secretary	From December 2015 to present	From December 2015 to present, Vice President, Assistant Secretary and Associate General Counsel of EIM; from September 2015 to present, Senior Director and Counsel of Equitable Financial; from July 2006 to September 2015, Counsel of The Bank of New York Mellon; and from January 2010 to September 2015, Vice President and Assistant Secretary of the Dreyfus Family of Funds.
Bradley Tobin 1290 Avenue of the Americas New York, New York 10104 (1974)	Vice President — Director of Risk	From March 2019 to present	From January 2019 to present, Vice President of EIM; from January 2019 to present, Director, Risk Management, Equitable Financial; from March 2007 to January 2017, Vice President, Investment Management, Prudential Financial, Inc.; from March 2005 to January 2017, Vice President, AST Investment Services, Inc.; from March 2016 to January 2017, Vice President, Prudential Investments. LLC.
Carla Byer 1290 Avenue of the Americas, New York, New York 10104 (1976)	Vice President	From June 2017 to present	From April 2017 to present, Vice President of EIM; from April 2014 through August 2016, Senior Vice President, Zealot Networks from September 2008 through April 2012, Vice President of EIM.
Michal Levy 1290 Avenue of the Americas, New York, New York 10104 (1978)	Senior Vice President	From September 2019 to present	From December 2014 to present, member of the Board of Directors and from March 2017 to present, Senior Vice President and Chief Operating Officer of EIM; and from June 2014 to March 2017, Vice President of EIM; from April 2017 to present, Lead Director and from October 2013 to March 2017, Senior Director of Equitable Financial.
James Kelly 1290 Avenue of the Americas, New York, New York 10104 (1968)	Controller	From June 2007 to present	From May 2011 to present, Vice President of EIM; from September 2008 to May 2019, Senior Director and from June 2019 to present, Lead Director of Equitable Financial.
Miao Hu 1290 Avenue of the Americas, New York, New York 10104 (1978)	Vice President	From March 2017 to present	From May 2016 to present, Assistant Portfolio Manager and from June 2016 to present, Vice President of EIM; from November 2013 to December 2014, Lead Manager and from December 2014 to present, Director of Portfolio Analytics of EIM.
Xavier Poutas 1290 Avenue of the Americas, New York, New York 10104 (1977)	Vice President	From March 2017 to present	From May 2011 to present, Assistant Portfolio Manager and from June 2016 to present, Vice President of EIM; from November 2008 to August 2013, Director, from September 2013 to September 2018, Senior Director and from October 2018 to present, Lead Director of Equitable Financial.
Victoria Zozulya, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1983)	Vice President and Assistant Secretary	From December 2018 to present	From September 2018 to present, Senior Director and Counsel of Equitable Financial; and from March 2014 to August 2018, Vice President and Assistant General Counsel, Neuberger Berman.
Maureen E. Kane, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1962)	Vice President and Assistant Secretary	From March 2019 to present	From February 2019 to present, Lead Director and Associate General Counsel of Equitable Financial; from July 2014 to February 2019, Managing Director and Managing Counsel of The Bank of New York Mellon.

Name, Address and Year of Birth	Position(s) Held With the Trust*	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Helen Lai 1290 Avenue of the Americas, New York, New York 10104 (1973)	Assistant Vice President	From March 2017 to present	From February 2019 to present, Director and from March 2013 to January 2019, Pricing and Valuation-Compliance of EIM and Senior Manager, Equitable Financial.
Roselle Ibanga 1290 Avenue of the Americas, New York, New York 10104 (1978)	Assistant Controller	From February 2009 to present	From February 2009 to present, Director of Equitable Financial.
Lisa Perrelli 1290 Avenue of the Americas, New York, New York 10104 (1974)	Assistant Controller	From February 2009 to present	From November 2012 to present, Senior Director of Equitable Financial.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (1985)	Assistant Vice President	From March 2012 to present	From December 2018 to present, Senior Director and from February 2009 to November 2018, Director of Equitable Financial; from April 2015 to present, Vice President of EIM.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (1963)	Assistant Secretary	From March 2017 to present	From April 2018 to present, Director and Assistant Secretary and from July 2004 to March 2018, Lead Manager/Legal Assistant of Equitable Financial; and from March 2015 to present, Assistant Vice President and Assistant Secretary of EIM.
Lorelei Fajardo 1290 Avenue of the Americas, New York, New York 10104 (1978)	Assistant Secretary	From March 2014 to present	From March 2020 to present, Lead Manager/Legal Assistant and from July 2013 to February 2020, Senior Manager/ Legal Assistant of Equitable Financial.
Cheryl Cherian 1290 Avenue of the Americas, New York, New York 10104 (1979)	Assistant Secretary	From June 2019 to present	From April 2019 to present, Lead Manager — Legal Assistant of Equitable Financial; and from November 2016 to March 2018, Compliance Associate at Manifold Fund Advisors; from 2009 to 2015, R&D scientist at Actavis.
Monica Giron 1290 Avenue of the Americas, New York, New York 10104 (1976)	Assistant Secretary	From June 2019 to present	From June 2019 to present, Lead Manager — Senior Legal Assistant of Equitable Financial; and from August 2015 to May 2019, Senior Paralegal at Gemini Fund Services.
Artemis Brannigan 1290 Avenue of the Americas, New York, New York 10104 (1974)	Vice President	From September 2019 to present	From August 2019 to present, Senior Director of Equitable Financial; from January 2016 to July 2019, Director of Prudential Financial; and from October 2006 to December 2015, Vice President of BlackRock.
Kevin McCarthy 1290 Avenue of the Americas, New York, New York 10104 (1983)	Vice President	From September 2019 to present	From December 2018 to present, Assistant Portfolio Manager of EIM and Director of Equitable Financial; from August 2015 to November 2018, Lead Manager of Equitable Financial; and from October 2013 to August 2015, Senior Quantitative Analyst at Aviva Investors.

*

The officers in the table above hold similar positions with two other registered investment companies in the fund complex. The registered investment companies in the fund complex include the Trust, EQ Advisors Trust and 1290 Funds.

**	Each officer is elected on an annual basis.
***

During the fiscal year ended December 31, 2020, the Chief Compliance Officer of the Trust received, from the three registered investment companies in the fund complex for which he serves in that capacity, compensation in the amount of $248,900 of which the Trust paid $34,214.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (Unaudited)

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of a portfolio may take actions without the approval of other investors in the portfolio.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 13(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Michael Clement, Donald E. Foley, and Caroline L. Williams serve on its audit committee as “audit committee financial expert” as defined in Item 3. Ms. Williams and Messrs. Clement and Foley are considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)        Audit Fees for fiscal year 2020: $433,730 and fiscal year 2019: $487,263

(b)        Audit-Related Fees for fiscal year 2020: $53,158 and fiscal year 2019: $0

(c)        Tax Fees for fiscal year 2020: $162,948 and fiscal year 2019: $223,140

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)        All Other Fees for fiscal year 2020: $0 and fiscal year 2019: $0.

All other fees include amounts related to consultation on or review of the registrant’s various regulatory filings.

(e)(1)    The registrant’s Audit Committee has adopted policies and procedures relating to the pre-approval of services performed by the registrant’s principal accountant. Audit, audit-related and non-audit services (including tax services) provided to the registrant require pre-approval by the Audit Committee. In the event that the estimated fees for such pre-approved audit, audit-related and non-audit services exceed the pre-approved estimated fees for such services, the excess amount must be approved by the Audit Committee or its delegate prior to payment.

(e)(2)    None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        Not applicable.

(g)        For fiscal year 2020: $162,948

              For fiscal year 2019: $223,140

(h)     The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the annual report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 5, 2021

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
March 5, 2021